Registration No. 33-13481


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                       POST-EFFECTIVE AMENDMENT NO. 21 TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
              OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)

                        PRINCIPAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
              (Address of Depositor's Principal Executive Offices)

                                 Sarah J. Pitts
                        Principal Life Insurance Company
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. SUMNER JONES
                                 Jones & Blouch
                          2100 Pennsylvania Ave., N.W.
                              Washington, DC 20037



  It is proposed that this filing will become effective (check appropriate box)


       _____ immediately upon filing pursuant to paragraph (b) of Rule 485

       __X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485

       _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

       _____ on (date) pursuant to paragraph (a)(1) of Rule 485

             This post-effective amendment designates a new effective date for a _____ previously filed post-effective amendment.

      Title of Securities: Flexible Premium Variable Life Insurance Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  Cover Page

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Calculation of Accumulated Value; Unit Values; Net
                         Investment Factor; Valuations in Connection with a Policy; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans; Surrender,
                         Termination and Reinstatement; Policy Cancellation); Death Benefits and Rights; Policy Values (Transfers; Policy Loans; Surrender); Charges and Deductions (Surrender Charge)

        10(e)..........  Summary (Surrender, Termination and Reinstatement);
                         Premiums (Policy Termination; Reinstatement); Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments; Optional Insurance Benefits; Policy Proceeds); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Not Applicable

        12(c)..........  Principal Life Insurance Company Variable Life
                         Separate Account (Principal Variable Contracts Fund,
                         Inc.: Balanced Account; Bond Account; Capital Value Account; MidCap Account; High Yield Account; Money Market Account)

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; Charges and Deductions

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); Preimums

        16.............  Summary (Principal Life Insurance
                         Company Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); Policy Values (Calculation of
                         Accumulated Value; Unit Values; Net Investment Factor; Valuations in Connection with a Policy)

        18(b)..........  Not Applicable

        18(c)..........  Summary (Policy Loans); Policy Values (Policy Loans)

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); Policy Values

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Summary; Special Plans

        25.............  Description of Principal Life Insurance Company

        26.............  Not Applicable

        27.............  Description of Principal Life Insurance Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  Description of Principal Life Insurance Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

        34.............  Not Applicable

        35.............  Description of Principal Life Insurance Company

        36.............  Not Applicable

        37.............  Not Applicable

        38(a)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Distribution of the Policy

        38(b), 38(c)...  Distribution of the Policy

        39(a), 39(b)...  Distribution of the Policy

        40.............  Not Applicable

        41(a)..........  Description of Principal Life Insurance Company;
                         Distribution of the Policy

        41(b), 41(c)...  Not Applicable

        42.............  Not Applicable

        43.............  Not Applicable

        44(a), 44(b),
        44(c)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account; Transfers; Policy Loans; Surrender, Termination, and Reinstatement; Policy "Free Look"); Principal Life Insurance
                         Company Variable Life Separate Account; Policy Values; Charges and Deductions

        45.............  Not Applicable

        46(a)..........  Captions referenced under items 44(a) above

        46(b)..........  Not Applicable

        47.............  Not Applicable

        48.............  Not Applicable

        49.............  Not Applicable

        50.............  Not Applicable

        51(a) - (j)....  Summary; Description of Principal Life
                         Insurance Company; Principal Life Insurance
                         Company Variable Life Separate Account; General Provisions; Distribution of the Policy

        52(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        52(b)..........  Not Applicable

        52(c)..........  Captions referenced in 10(g) and 10(h) above

        52(d)..........  Not Applicable

        53(a)..........  Summary (Tax Consequences of the Policy); Federal Tax
                         Matters

        53(b)..........  Not Applicable
        54.............  Not Applicable

        55.............  Not Applicable

        56.............  Not Applicable

        57.............  Not Applicable

        58.............  Not Applicable

        59.............  Not Applicable

                          Prospectus Dated May 1, 2001


         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT FLEX VARIABLE LIFE -- FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

"Flex Variable Life," the flexible premium variable life insurance policy (the "Policy" or the "Policies") offered by Principal Life Insurance Company ("Company") and described in this Prospectus is designed to provide lifetime insurance protection and maximum flexibility in connection with premium payments and death benefits. A policyowner may, within limits, vary the frequency and amount of premium payments and increase or decrease the face amount of the life insurance benefit under the Policy. This flexibility allows a policyowner to provide for changing life insurance needs within a single insurance policy.

Neither premium payments nor death benefits are deposits or obligations of, or guaranteed by or endorsed by any bank. Premium payments and death benefits are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



Each Division invests exclusively in shares representing an interest in a corresponding underlying mutual fund. The accompanying prospectuses describe the investment objectives and the attendant risks of the underlying mutual funds currently offered as investment choices under the Policy:


The investment options available under the Policy are:
 Principal Variable Contracts Fund, Inc.   AIM V.I. Growth Fund*
   Asset Allocation Account*               AIM V.I. Growth and Income Fund*
   Balanced Account                        AIM V.I. Value Fund*
   Bond Account                            American Century Variable
                                             Portfolios, Inc.
   Capital Value Account                       VP Income & Growth*
   Equity Growth Account*                      VP Ultra*
    (Previously "Aggressive
        Growth Account)                    Dreyfus Investment Portfolios
   Government Securities Account*              Founders Discovery Portfolio*
   Growth Account*                         Fidelity Variable Insurance
                                             Products Fund II
   High Yield Account                          Contrafund Portfolio*
   International Account*                  Fidelity Variable Insurance
                                             Products Fund
   International SmallCap Account*             High Income Portfolio*
   LargeCap Growth Account*                    Equity-Income Portfolio*
   LargeCap Stock Index Account*           INVESCO VIF-Dynamics Fund*
   MicroCap Account*                       INVESCO VIF-Health Sciences Fund*
   MidCap Account                          INVESCO VIF-Small Company Growth*
   MidCap Growth Account*                  INVESCO VIF-Technology Fund*
   MidCap Growth Equity Account*           Janus Aspen Series
   MidCap Value Account*                       Aggressive Growth Portfolio*
   Money Market Account                    Putnam Variable Trust
   Real Estate Account*                        Global Asset Allocation Fund*
   SmallCap Account*                           Vista Fund*
   SmallCap Growth Account*                    Voyager Fund*
   SmallCap Value Account*
   Utilities Account*


* Available beginning May 21, 2001 in states where permissible. Please consult your sales representative for availability.


Prospective purchasers of this Policy are advised that replacement of existing insurance coverage may not be financially advantageous. It may also be disadvantageous to purchase a Policy as a means to obtain additional insurance protection if the purchaser already owns a flexible premium variable life insurance policy.


This Prospectus is valid only if accompanied or preceded by the current prospectus for underlying mutual funds.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PRINCIPAL LIFE INSURANCE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF THE UNDERLYING FUNDS OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.


Please Read This Prospectus Carefully And Retain It For Future Reference.


                                TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS ................................ 4

SUMMARY .................................................. 5
     The Policy........................................... 5
     Premiums............................................  6
     Charges and Deductions .............................  6
     Maturity Proceeds...................................  7
     Death Benefit and Proceeds..........................  7
     Adjustment Options..................................  7
     Policy Values.......................................  7
     Transfers...........................................  8
     Policy Loans........................................  8
     Surrender, Termination and Reinstatement............  8
     Policy "Free Look"..................................  8

CONDENSED FINANCIAL INFORMATION..........................  9

DESCRIPTION OF PRINCIPAL
LIFE INSURANCE COMPANY..................................  10

PRINCIPAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT............................10

THE FUNDS ................................................11

PREMIUMS..................................................17
     Purchase Procedures..................................17
     Payment of Premiums..................................18
     Premium Limitations..................................18
     Allocation of Premiums...............................19
     Examination Offer ("Free Look" Provision)............19
     Policy Termination...................................20
     Reinstatement........................................21

DEATH BENEFITS AND RIGHTS.................................22
     Death Proceeds.......................................22
     Death Benefit........................................22
     Applicable Percentage................................22
     Change in Death Benefit Option.......................23
     Adjustment Options...................................24

POLICY VALUES.............................................25
     Calculation of Accumulated Value.....................25
     Units................................................25
     Unit Values..........................................25
     Net Investment Factor................................26
     Valuations in Connection with a Policy...............26
     Transfers............................................26
     Policy Loans.........................................27
     Surrender............................................27

CHARGES AND DEDUCTIONS....................................28
     Premium Expense Charge...............................28
     Monthly Deduction....................................29
     Mortality and Expense Risks Charge...................30
     Transaction Charge...................................30
     Surrender Charge.....................................30
     Other Charges........................................34
     Special Plans........................................34

OTHER MATTERS.............................................34
     Voting Rights........................................34
     Statement of Value...................................35
     Service Available by Telephone.......................36
     Internet.............................................36

GENERAL PROVISIONS........................................36
     Addition, Deletion, or Substitution of
       Investments........................................36
     Market Timing Disclosure.............................36
     Optional Insurance Benefits..........................37
     Death Benefit Guarantee Rider........................37
     The Contract.........................................37
     Incontestability.....................................37
     Misstatements........................................38
     Suicide..............................................38
     Ownership............................................38
     Beneficiaries........................................38
     Benefit Instructions.................................32
     Postponement of Payments.............................38
     Assignment...........................................39
     Policy Proceeds......................................39
     Participating Policy.................................40
     Right to Exchange Policy.............................40

DISTRIBUTION OF THE POLICY................................40

OFFICERS AND DIRECTORS OF PRINCIPAL
MANAGEMENT CORPORATION....................................41

EXECUTIVE OFFICERS OF PRINCIPAL
LIFE INSURANCE COMPANY....................................42

DIRECTORS  OF PRINCIPAL
LIFE INSURANCE COMPANY....................................42

STATE REGULATION OF PRINCIPAL
LIFE INSURANCE COMPANY....................................44

FEDERAL TAX MATTERS.......................................44
     Tax Status of the Company
       and the Separate Account...........................44
     Charges for Taxes....................................44
     Diversification Standards............................45
     Life Insurance Status of Policy......................45
     Modified Endowment Contract Status...................45
     Policy Surrenders and Partial Surrenders.............46
     Policy Loans and Interest Deductions.................46
     Corporate Alternative Minimum Tax....................47
     Exchange or Assignment of Policies...................47
     Withholding..........................................47
     Taxation of Accelerated Death Benefits...............47
     Other Tax Issues.....................................47

EMPLOYEE BENEFIT PLANS....................................48

LEGAL PROCEEDINGS.........................................48

LEGAL OPINION.............................................48

INDEPENDENT AUDITORS......................................48

REGISTRATION STATEMENT....................................48

FINANCIAL STATEMENTS......................................48

     Report of Independent Auditors........................

     Variable Life Separate Account
       Financial Statements................................

     Report of Independent Auditors.........................

     Principal Life Insurance Company
       Financial Statements.................................

APPENDIX - ILLUSTRATIONS OF POLICY
VALUES AND DEATH BENEFITS...................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PRINCIPAL LIFE INSURANCE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF PRINCIPAL VARIABLE CONTRACTS FUND, INC. OR THE STATEMENT OF ADDITIONAL INFORMATION OF THAT FUND.

         GLOSSARY OF SPECIAL TERMS

         Attained Age - The insured's age on the birthday on or preceding the last policy anniversary.

         Division - A part of the Separate Account which invests in shares of a mutual fund.

         Face Amount - The minimum death benefit of a Policy so long as the Policy remains in force.

         General Account - The assets of the Company other than those allocated to any of the separate accounts of the Company.

         Guideline Annual Premium - The level annual payment necessary to provide the future benefit under a Policy, through maturity, based on the 1980 Commissioners Standard Ordinary Mortality Table, a 5% assumed interest rate, and the fees and charges specified for a Policy.

         Internal Revenue Code ("Code") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder.

         Investment Account - That part of the Policy value that reflects the policyowner's investment in a Division of the Separate Account.

         Maturity Date - The policy anniversary following the insured's 95th birthday.


         Monthly Date - The day of the month which is the same as the policy date. For example, if the policy date is June 10, 2001, the first monthly date is July 10, 2001.


         Mutual Fund - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division of the Separate Account invests.

         Policy Date - The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company.


         Policy Years and Anniversaries - The policy years and anniversaries computed from the policy date. Example: If the policy date is May 5, 2000, the first policy year ends on May 4, 2001 and the first policy anniversary falls on May 5, 2002.


         Prorated Basis - In the same proportion as the value of a particular investment account for a Policy bears to the total value of all investment accounts for that Policy.

         Valuation Date - The date as of which the net asset value of an account of a mutual fund is determined.

         Valuation Period - The period between the time as of which the net asset value of an account of a mutual fund is determined on one valuation date and the time as of which such value is determined on the next following valuation date.

         Written Request - Actual delivery to the Company at its home office in Des Moines, Iowa, of a written notice or request on a form supplied or approved by the Company.

SUMMARY

THE FOLLOWING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.

The Policy

The Policy is designed to provide a policyowner with lifetime insurance protection and flexibility in connection with the amount and frequency of premium payments and the amount of life insurance proceeds payable under the Policy. A policyowner may, subject to certain limitations, vary the frequency and amount of premium payments. The Policy allows a policyowner to adjust the amount of life insurance payable, without having to purchase a new Policy, by increasing or decreasing the face amount. Thus, as insurance needs or financial conditions change, a policyowner has the flexibility to adjust life insurance proceeds and vary the premium payments. The Policy is a life insurance contract with a death benefit, accumulated value, and other features traditionally associated with whole life insurance. It is called "flexible premium" because unlike traditional insurance contracts, there is no fixed schedule of premium payments, although a minimum premium is required during the first twelve policy months. Each policyowner establishes a preferred schedule of premium payments (planned periodic premiums).

The Policy is called "variable" because the accumulated value, duration of coverage and, under certain circumstances, the death benefit may increase or decrease depending upon the investment experience of the Division or Divisions of the Separate Account to which premium payments, less a premium tax charge of 2% and a 5% sales load, have been allocated. Generally, favorable investment experience will increase a Policy's accumulated value and unfavorable investment experience will reduce its accumulated value. Prospective purchasers of a Policy should be aware that there is no guarantee of accumulated value in a Policy.


You may allocate your net premium payments to divisions of the Separate Account. Currently there are forty divisions available to you. A current list of divisions available in your state may be obtained from a sales representative or our home office.


Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Premiums

An initial payment is required as the first premium. This required initial premium payment is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the current monthly deduction and surrender charge. Payment of a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). The Company allows payments in accordance with the planned periodic premium schedule established by the policyowner in the application (annual, semi-annual, quarterly, or pre-authorized withdrawal payments of premium on a monthly basis). However, if the minimum monthly premium is less than $30 ($15 if the insured is ages 0-14), only a planned periodic premium schedule that would result in a payment of $30 or more ($15 or more if the insured is ages 0-14) will be made available to the policyowner. The Company also allows unscheduled premium payments of $30 or more. The planned periodic premium schedule indicates the preference of the policyowner only, and other than payment of the Minimum Required Premium, payment of premiums is not required. (However, the death benefit guarantee premium must be paid to maintain the death benefit guarantee rider. See "Death Benefit Guarantee Rider.") Changes in frequency, as well as increases or decreases in the amount of planned periodic premiums, may be made. However, the total of all premiums, planned and otherwise, cannot exceed the current maximum premium limitations set forth in the Internal Revenue Code to qualify a Policy as a life insurance contract. At any time there is an outstanding policy loan, if a payment cannot be identified as a premium payment, it will be considered a loan repayment.

The initial premium payment and all other premium payments received during the first 45 days from the policy date, after deduction of the premium tax charge of 2% and the 5% sales load, are allocated to the Money Market Division of the Separate Account. On the 46th day from the policy date, the accumulated value held in the Money Market Division is transferred to the Divisions in accordance with the policyowner's direction for allocation of premium payments. Premium payments received after the first 45 days from the policy date are allocated among the Divisions in accordance with the directions in the application for the Policy.

Charges and Deductions

There is a premium expense charge deducted from each premium payment. The amount remaining after deduction of the premium expense charge is the "net premium." The premium expense charge includes a sales load of 5% to partially compensate the Company for sales expenses incurred with respect to the Policy. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Also included in the premium expense charge is a charge of 2% for premium taxes. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

There is a monthly deduction from the Policy's accumulated value in the Divisions equal to the cost of insurance, the cost of additional benefits provided by riders attached to the Policy and a monthly administration charge which is guaranteed never to exceed $5.00 per month. The current monthly administration charge for a Policy is $4.75 per month.

A mortality and expense risks charge will be imposed on a daily basis on the assets of each Division. The current mortality and expense risks charge is
 .0020548% on a daily basis (.75% on an annual basis) and is guaranteed to not exceed .0024658% on a daily basis (.90% on an annual basis).

A charge consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed for total surrender of a Policy or termination of a Policy for insufficient value. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender. There is no surrender charge imposed upon partial surrenders of accumulated value.



A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed upon partial surrenders of accumulated value.

An investment advisory fee is charged against the assets of each mutual fund underlying the Investment Accounts. In addition, each Account incurs other normal expenses of corporate operation.

Maturity Proceeds

If the insured under a Policy is living on the Policy's maturity date, the Company will pay the Policy's maturity proceeds to the policyowner. A Policy's maturity proceeds are the Policy's accumulated value less any Policy loans and unpaid loan interest on the maturity date. If maturity proceeds are paid under a Policy, the Policy terminates with no further benefits payable. On the Policy's maturity date, the Company will pay the excess of the Policy's face amount over the maturity proceeds, provided certain conditions are met. (See "Death Benefit Guarantee Rider.")

Death Benefit and Proceeds

The death proceeds under a Policy are payable to the beneficiary when the insured dies, subject to all provisions and conditions of the Policy. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus proceeds from any benefit riders on the insured's life, less any Policy loans and loan interest, and less any overdue monthly deductions if the insured dies during a grace period.

There are two options available for the death benefit under a Policy. If a policyowner selects Option 1, the death benefit will be equal to the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage specified in the Internal Revenue Code. If a policyowner selects Option 2, the death benefit will be the greater of the face amount of the Policy plus the accumulated value on the date of death or the accumulated value on the date of death multiplied by the applicable percentage. A policyowner may make a written request to change the death benefit option on or after the first Policy anniversary.

Adjustment Options

Subject to certain conditions, the face amount of a Policy may be adjusted upon the written request of the policyowner. Any written request to adjust the face amount of a Policy must be approved by the Company. No request to adjust the face amount of a Policy will be approved if a Policy is in a grace period or if monthly deductions are being waived under a rider. In addition, a decrease in face amount may be requested only after the first Policy anniversary and may not reduce the face amount of a Policy below $25,000. A requested face amount increase must be at least $5,000 and is subject to evidence of insurability satisfactory to the Company under its underwriting rules then in effect. Any adjustment in face amount of a Policy will be effective on the monthly date that coincides with or next follows the date the Company approves the request, subject to a payment by the policyowner in an amount not less than the new minimum monthly premium for the Policy after any such increase in face amount. The new minimum monthly premium will take into account the Policy's surrender value. There are no charges assessed in connection with adjustments of a Policy, although an increase in face amount will result in surrender charges applicable to the increase.

Policy Values

The Policy provides for accumulated value. The Policy's accumulated value will reflect the amount and frequency of premium payments, the investment experience of the chosen Division or Divisions, surrenders of accumulated value, Policy loans and loan interest, interest earned on amounts in the loan account, transaction charges, and other charges and deductions imposed in connection with the Policy and the Separate Account. A Policy has no minimum guaranteed accumulated value. A Policy's "surrender value" is its accumulated value less the amount of the surrender charge, if any. A Policy's "net surrender value" is its surrender value less Policy loans and loan interest. The net surrender value of a Policy is the amount available to a policyowner upon total surrender.

Transfers


The Company has reserved the right to revoke or modify transfer privileges and charges.

Policy Loans

A policyowner may borrow against the accumulated value of the Policy at any time the Policy has loan value. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest.

Surrender, Termination and Reinstatement

A policyowner may elect to make a total surrender of the Policy and receive its net surrender value determined as of the date the Company receives the policyowner's written request. A surrender charge is imposed upon total surrender of a Policy at any time within the first ten years after the policy date. The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. In addition, any increase in face amount is subject to a surrender charge at any time within ten years after the effective date of the adjustment.

After the first policy year, the policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. A partial surrender must be in at least the minimum amount of $500 and cannot exceed 50% of the Policy's net surrender value at the time partial surrender is requested. A transaction charge of the lesser of $25 or two percent of the amount of the partial surrender is imposed on each partial surrender. The Policy's accumulated value is reduced by the amount of any partial surrender plus the transaction charge.

Failure to make a planned periodic premium or additional premium payments may cause termination of a Policy (See "Policy Termination"). A notice of impending termination of a policy will be sent if:

1. The net surrender value of a Policy on any monthly date is less than the monthly deduction and the death benefit guarantee premium requirement has not been satisfied; or

2. During the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date.

Once a Policy has terminated as a result of insufficient value, the policyowner may make a written request to reinstate the Policy at any time within three years after the date of termination, so long as the insured is alive and it is prior to the Policy's maturity date (See "Reinstatement").

Policy "Free Look"

A policyowner has the limited right to return a Policy for cancellation and receive a refund of all premiums paid. The amount returned for policies applied for in California is also described in "Examination Offer".

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Flexible Variable Life Contract for the periods ended December 31.

                                                                                                               Number of
                                                                        Accumulation Unit Value            Accumulation Units
                                                                                                             Outstanding
                                                                                                             End of Period
                                                Beginning              End            Percentage of Change    (in thousands)
                                                of Period           of Period          from Prior Period
     Balanced Division
       Year Ended December 31
         2000                                    $30.140             $29.955             (0.61)%                      122
         1999                                     29.657              30.140              1.63                        129
         1998                                     26.698              29.657             11.08                        128
         1997                                     22.809              26.698             17.05                        163
         1996                                     20.314              22.809             12.28                        190
         1995                                     16.427              20.314             23.66                        138
         1994                                     16.904              16.427             (2.82)                       110
     Bond Division
       Year Ended December 31
         2000                                     23.114              24.817              7.37                         66
         1999                                     23.907              23.114             (3.32)                        79
         1998                                     22.367              23.907              6.89                         81
         1997                                     20.375              22.367              9.78                         81
         1996                                     20.055              20.375              1.60                         81
         1995                                     16.539              20.055             21.26                         46
         1994                                     17.160              16.539             (3.62)                        31
     Capital Value Division
       Year Ended December 31
         2000                                     36.021              36.525              1.40                        221
         1999                                     37.917              36.021             (5.00)                       244
         1998                                     33.633              37.917             12.74                        230
         1997                                     26.364              33.633             27.57                        258
         1996                                     21.508              26.364             22.58                        266
         1995                                     16.427              21.508             30.93                        185
         1994                                     16.470              16.427             (0.26)                       138
     High Yield Division
       Year Ended December 31
         2000                                     21.613              20.497             (5.16)                        79
         1999                                     21.399              21.613              1.00                         78
         1998                                     21.682              21.399             (1.31)                       106
         1997                                     19.725              21.682              9.92                         96
         1996                                     17.567              19.725             12.28                         67
         1995                                     15.246              17.567             15.22                         49
         1994                                     15.266              15.246             (0.13)                        16
     MidCap Division
       Year Ended December 31
         2000                                     46.057              52.383             13.74                        270
         1999                                     41.050              46.057             12.20                        270
         1998                                     39.887              41.050              2.92                        279
         1997                                     32.738              39.887              21.84                       359
         1996                                     27.234              32.738              20.21                       419
         1995                                     21.268              27.234              28.05                       284
         1994                                     21.262              21.268               0.03                       179
     Money Market Division
       Year Ended December 31
         2000                                     17.038              17.932              5.40                         26
         1999                                     16.404              17.038              3.86                         36
         1998                                     15.706              16.404              4.44                         22
         1997                                     15.035              15.706              4.46                         32
         1996                                     14.417              15.035              4.29                         87
         1995                                     13.760              14.417              4.77                         28
         1994                                     13.359              13.760              3.00                         45



DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, Principal Life Insurance Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

The Separate Account was established on November 2, 1987, pursuant to a resolution of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance law and regulation the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. The assets of the Separate Account, equal to the reserves and other liabilities arising under the Policies, are not chargeable with liabilities arising out of any other business conducted by the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division shall be credited to or charged against such Division without regard to income, gains or losses, or expenses of any other Division. The assets of the Separate Account are held with relation to the Policies described in this Prospectus. The assets of the Separate Account may also, in the future, be derived from other flexible premium and scheduled premium variable life insurance contracts. Also, although the assets maintained in the Separate Account attributable to the Policies will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under Policies, including the promise to make benefit payments, are general corporate obligations of the Company. The Separate Account is organized as a unit investment trust under the Investment Company Act of 1940.

The Company is taxed as a life insurance company under the Tax Reform Act of 1984, as amended. The operations of the Separate Account are part of the total operations of the Company, but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability.

The Separate Account is not affected by federal income taxes paid by the Company with respect to its other operations and, under existing federal income tax law, investment income and capital gains attributable to the Separate Account are not taxed. The Company reserves the right to charge the Separate Account with, and create a reserve for, any tax liability which the Company determines may result from maintenance of the Separate Account. To the best of the Company's knowledge there is no current prospect of such liability.


A policyowner directs the Company to allocate premium payments, less premium expense charges, among the Divisions which invest exclusively in shares of a corresponding underlying mutual fund.


THE FUNDS
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end diversified management investment companies. The funds provide the investment vehicle for the Separate Account. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available from a sales representative or our home office.


The following is a brief summary of the investment objectives of each division:



                                Asset Allocation Division
         Invests in:   Principal Variable Contracts Fund - Asset Allocation Account
Investment Advisor:    Morgan Stanley Asset Management through a sub-advisory agreement
Investment Objective:  to generate a total  investment  return  consistent  with the  preservation  of  capital.  The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective.

                                Balanced Division
         Invests in:   Principal Variable Contracts Fund - Balanced Account
  Investment Advisor:  (equity securities portion) Invista Capital Management, LLC through a sub-advisory agreement
                       (fixed-income  securities  portion)  Principal  Capital Income  Investors,  LLC through a sub-advisory agreement
Investment Objective:  to generate a total  return  consisting  of current  income and capital  appreciation  while  assuming reasonable risks in furtherance of this objective.


                                Bond Division
         Invests in:   Principal Variable Contracts Fund - Bond Account
  Investment Advisor:  Principal Management Corporation
Investment Objective:  to  provide as high a level of income as is  consistent  with  preservation  of  capital  and  prudent investment risk.


                                Capital Value Division
          Invests in:  Principal Variable Contracts Fund - Capital Value Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to provide long-term capital of appreciation and secondarily  growth  investment  income.  The Account seeks to achieve its investment  objectives  through the purchase  primarily of common stocks, but the
                       Account may invest in other securities.

                                Equity Growth Division
          Invests in:  Principal Variable Contracts Fund - Equity Growth Account
  Investment Advisor:  Morgan Stanley Asset Management through a sub-advisory agreement
Investment Objective:  to provide long-term capital  appreciation by investing primarily in growth-oriented  common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.


                                Government Securities Division
          Invests in:  Principal Variable Contracts Fund - Government Securities Account
  Investment Advisor:  Principal Capital Income Investors, LLC through a sub-advisory agreement
Investment Objective:  to seek a high level of current  income,  liquidity  and safety of  principal.  The  Account  seeks to achieve its objective  through the purchase of  obligations  issued or guaranteed by the United States
                       Government or its agencies. Account shares are not guaranteed by the United States Government.


                                Growth Division
          Invests in:  Principal Variable Contracts Fund - Growth Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to seek growth of capital.  The Account seeks to achieve its objective through the purchase  primarily of common stocks, but the Account may invest in other securities.


                                High Yield Division
          Invests in:  Principal Variable Contracts Fund - High Yield Account
  Investment Advisor:  Principal Management Corporation
Investment Objective:  to seek high current income primarily by purchasing  high yielding,  lower or non-rated
                       fixed income securities which are believed to not
                       involve   undue  risk  to  income  or  principal.
                       Capital  growth  is a  secondary  objective  when
                       consistent  with the  objective  of high  current
                       income.


                                International Division
          Invests in:  Principal Variable Contracts Fund - International Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital by investing in a portfolio  of equity  securities  domiciled in any of the nations of the world.


                                International SmallCap Division
         Invests in:   Principal Variable Contracts Fund - International SmallCap Account
Investment Advisor:    Invista Capital Management,  LLC through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital.  The Account will attempt to achieve its objective by investing
                       primarily in equity   securities of non-United  States  companies  with  comparatively  smaller market capitalizations.


                                LargeCap Growth Division
         Invests in:   Principal Variable Contracts Fund - LargeCap Growth Account
Investment Advisor:    Janus Capital Corporation through a sub-advisory agreement
Investment Objective:  seeks  long-term  growth of capital by investing  primarily in equity  securities of growth  companies with market capitalization of greater than $10 billion.


                                LargeCap Stock Index Division
         Invests in:   Principal Variable Contracts Fund - LargeCap Stock Index Account
Investment Advisor:    Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to seek long-term  growth of capital.  The Account  attempts to mirror the  investment  results of the
                       Standard & Poor's 500 Index.

                                MicroCap Division
         Invests in:   Principal Variable Contracts Fund - MicroCap Account
Investment Advisor:    Goldman Sachs Asset Management through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital.  The Account will attempt to achieve its objective by investing primarily in value and growth  oriented  companies with small market  capitalizations,  generally less than $700 million.


                                MidCap Division
         Invests in:   Principal Variable Contracts Fund - MidCap Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to  achieve  capital  appreciation  by  investing  primarily  in  securities  of  emerging  and  other growth-oriented companies.


                                MidCap Growth Division
         Invests in:   Principal Variable Contracts Fund - MidCap Growth Account
Investment Advisor:    Dreyfus Corporation through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital.  The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.


                                MidCap Growth Equity Division
         Invests in:   Principal Variable Contracts Fund - MidCap Growth Equity Account
Investment Advisor:    Turner Investment Partners, Inc. through a sub-advisory agreement
Investment Objective:  seeks to achieve  long-term  growth of capital by investing  primarily in medium  capitalization  U.S.
                       companies with strong earnings growth potential.


                                MidCap Value Division
         Invests in:   Principal Variable Contracts Fund - MidCap Value Account
Investment Advisor:    Neuberger Berman Management, Inc. through a sub-advisory agreement.
Investment Objective:  seeks  long-term  growth of capital by investing  primarily  in equity  securities  of companies  with value characteristics and market capitalizations in the $1 billion to $10 billion range.


                                Money Market Division
          Invests in:  Principal Variable Contracts Fund - Money Market Account
  Investment Advisor:  Principal Management Corporation
Investment Objective:  to seek as  high a level  of  current income available from short-term securities as is
                       considered   consistent   with   preservation  of
                       principal   and   maintenance   of  liquidity  by
                       investing  all of its  assets in a  portfolio  of
                       money market instruments.


                                Real Estate Division
          Invests in:  Principal Variable Contracts Fund - Real Estate Account
  Investment Advisor:  Principal Management Corporation
Investment Objective:  to seek to  generate a high total  return.  The  Account  will  attempt to achieve  its  objective  by investing  primarily  in  equity  securities  of  companies  principally  engaged  in the real  estate industry.


                                SmallCap Account Division
          Invests in:  Principal Variable Contracts Fund - SmallCap Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital.  The Account will attempt to achieve its objective by investing primarily  in equity  securities  of both  growth  and value  oriented  companies  with  comparatively smaller market capitalizations.


                                SmallCap Growth Division
          Invests in:  Principal Variable Contracts Fund - SmallCap Growth Account
  Investment Advisor:  Berger LLC through a sub-advisory agreement
Investment Objective:  to seek  long-term  growth of capital.  The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.


                                SmallCap Value Division
          Invests in:  Principal Variable Contracts Fund - SmallCap Value Account
  Investment Advisor:  J.P. Morgan Investment Management, Inc. through a sub-advisory agreement
Investment Objective:  to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.


                                Utilities Division
          Invests in:  Principal Variable Contracts Fund - Utilities Account
  Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
Investment Objective:  to seek to provide  current income and long-term  growth of income and capital by investing  primarily in equity and fixed- income securities of companies in the public utilities industry.



                                        AIM V.I. Growth Division
              Invests in:  AIM V.I. Growth Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital.


                                        AIM V.I. Growth and Income Division
              Invests in:  AIM V.I. Growth and Income Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital with a secondary objective of current income.


                                        AIM V.I. Value Division
              Invests in:  AIM V.I. Value Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks  long-term  growth  of  capital. Income  is  a  secondary objective.



                                American Century VP Income & Growth Division
          Invests in:  American Century Variable Portfolios, Inc. VP Income & Growth
  Investment Advisor:  American Century Investment Management, Inc.
Investment Objective:  seeks  dividend  growth,  current  income and  appreciation.  The  account  will seek to  achieve  its investment objective by investing in common stocks.


                                American Century VP Ultra Division
          Invests in:  American Century Variable Portfolios, Inc. VP Ultra
  Investment Advisor:  American Century Investment Management, Inc.
Investment Objective:  seeks long-term capital growth.


                                DIP Founders Discovery Division
          Invests in:  Dreyfus Investment Portfolios Founders Discovery Portfolio
  Investment Advisor:  Founders Asset Management LLC through a sub-advisory agreement
Investment Objective:  seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.


                                Fidelity VIP Contrafund Division
          Invests in:  Fidelity VIP II Contrafund Portfolio
  Investment Advisor:  Fidelity Management and Research Company
Investment Objective:  to seek long-term capital appreciation.


                                Fidelity VIP Equity-Income Division
          Invests in:  Fidelity VIP Equity-Income Portfolio
  Investment Advisor:  Fidelity Management and Research Company
Investment Objective:  to seek reasonable income by investing primarily in income-producing equity securities.


                                Fidelity VIP High Income Division
          Invests in:  Fidelity VIP High Income Portfolio
  Investment Advisor:  Fidelity Management and Research Company
Investment Objective:  to seek a high level of current income by investing primarily in high yielding, lower quality, fixed income securities, while also considering growth of capital.


                                INVESCO VIF-Dynamics Division
          Invests in:  INVESCO VIF-Dynamics Fund
  Investment Advisor:  INVESCO Funds Group
Investment Objective:  seeks long-term capital growth.


                                INVESCO VIF-Health Sciences Division
          Invests in:  INVESCO VIF-Health Sciences Fund
  Investment Advisor:  INVESCO Funds Group
Investment Objective:  seeks long-term capital growth.


                                INVESCO VIF-Small Company Growth Division
          Invests in:  INVESCO VIF-Small Company Growth Fund
  Investment Advisor:  INVESCO Funds Group
Investment Objective:  seeks long-term capital growth.


                                INVESCO VIF-Technology Division
          Invests in:  INVESCO VIF-Technology Fund
  Investment Advisor:  INVESCO Funds Group
Investment Objective:  seeks long-term capital growth.


                                Janus Aspen Series Aggressive Growth Division
          Invests in:  Janus Aspen Series Aggressive Growth Portfolio
  Investment Advisor:  Janus Capital Corporation
Investment Objective:  seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.


                                Putnam VT Global Asset Allocation Division
          Invests in:  Putnam VT Global Asset Allocation Fund
  Investment Advisor:  Putnam Investment Management, Inc.
Investment Objective:  to seek a high level of long-term total return consistent with preservation of capital.


                                Putnam VT Vista Division
          Invests in:  Putnam VT Vista Fund
  Investment Advisor:  Putnam Investment Management, Inc.
Investment Objective:  to seek capital appreciation.


                                Putnam VT Voyager
          Invests in:  Putnam VT Voyager Fund
  Investment Advisor:  Putnam Investment Management, Inc.
Investment Objective:  to seek capital appreciation.

An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


PREMIUMS

Purchase Procedures

To apply for a Policy, a completed application, including any required supplements, must be submitted to the Company through the agent or broker selling the Policy. If interim coverage is desired, a payment in at least the required minimum initial premium amount must be submitted with the completed application. The required minimum initial premium amount for any Policy (including a Policy issued on an application submitted without an accompanying payment) is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the Policy's current monthly deduction and surrender charges. The Company will not issue policies to insure persons over age 75. Applicants for insurance must furnish satisfactory evidence of insurability. Acceptance is subject to the Company's insurance underwriting guidelines and suitability rules and procedures. The Company reserves the right to reject any application or related premium if in the view of the Company, the Company's insurance underwriting guidelines and suitability and procedures are not satisfied. The minimum face amount for a Policy at issue is $25,000. The Company reserves the right to revise its rules from time to time to specify either a higher or a lower minimum face amount.

If a payment in at least the required minimum initial premium amount is submitted with the completed application, then a conditional receipt is given to the applicant, reflecting receipt of the initial payment and outlining any interim coverage in effect until the Company either issues or declines to issue a Policy. Subject to variations by state based on differing state requirements, the terms of the conditional receipt are described in this paragraph. If all of the conditions precedent set forth in the conditional receipt are fulfilled exactly, interim coverage under the conditional receipt will take effect on the date upon which all initial application requirements have been completed. The initial application requirements consist of full completion and signing of the application and all necessary supplements, and any medical exams and tests required by the Company's published rules. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) 75 days after the date coverage commenced under the conditional receipt, (2) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (3) the date the Company mails the proposed owner a premium refund and a notice that no Policy will be issued on the application, or (4) the date a Policy is presented to the proposed owner (whether or not accepted by the proposed owner).

Pending receipt of approval by New York of the conditional receipt described above, a different conditional receipt will continue to be used in that state. Under the conditional receipt in use in New York, interim coverage starts on the later of: (1) the date of completion of the application and supplements thereto or (2) the date any required medical exam or other medical tests are completed. However, if all the conditions of the receipt are met except any required medical exam or test, insurance is provided under the conditional receipt not to exceed the maximum amount available based on the Company's underwriting rules without the medical exam or test. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable at the Company's Standard rate or at the rate applied for or at a better rate; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only at a higher premium rate than the Company's standard premium rate and the premium rate applied for. Interim coverage provided under the conditional receipt ends on the earlier of: (1) five days after a nonacceptance notice is mailed by the Company to the applicant, (2) the day before the policy date when the Policy is issued as applied for, (3) the date a Policy issued other than as applied for is presented to the applicant for acceptance, or (4) 75 days after the date coverage commenced under the conditional receipt.

Another conditional receipt is used in the state of Kansas. It provides that interim coverage starts on the date on which all initial application requirements are completed. The amount of interim coverage is the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (2) the date the Company mails the proposed owner a premium refund and notice that no policy will be issued on the application, or (3) the date a policy is presented to the proposed owner (whether or not accepted by the proposed owner).

If the Company determines to issue a Policy and has received the required minimum initial premium, the Policy will be given a policy date. The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company. The Company does not date Policies on the 29th, 30th or 31st day of any month of the year. Policies which would otherwise be dated on these days except for this rule will be dated on the 28th day of the month. The policy date is shown on the Policy's data pages.

Payment Of Premiums

Premiums must be paid to the Company at its home office. There is no fixed schedule of premium payments on a Policy, either as to the amount or timing of the payments, although a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). A policyowner may determine, within specified limits, the planned periodic premium schedule for the Policy. These limits will be set forth by the Company and will include a minimum initial premium payment. Planned periodic premium schedules may provide for annual, semi-annual, quarterly or monthly withdrawal payments. A "pre-authorized withdrawal" allows the Company to deduct premiums, on a monthly basis, from the policyowner's checking or other financial institution account. The policyowner is not required to pay planned periodic premiums. Failure to make any premium payment will not necessarily result in termination of a Policy provided that (1) any Minimum Required Premium is paid and the Policy's net surrender value equals or exceeds the monthly deduction on the current monthly date or (2) the death benefit guarantee rider is in effect. Likewise, payment of premiums in accordance with the planned periodic premium schedule does not guarantee that the Policy will stay in force if the Policy's net surrender value is not at least equal to the current monthly deduction on the monthly date, unless such premiums meet the death benefit guarantee premium requirement.


The Company will send premium reminder notices in accordance with planned periodic premium schedules. Premium payments may also be made by unscheduled premium payment made to the Company at its home office or by payroll deduction where allowed by law and approved by the Company. During the year ended December 31, 2000 the Company received premium payments totaling $4,079,938.


Premium Limitations

In no event can the total of all premiums paid exceed the current maximum premium limitations required by the Internal Revenue Code in order to qualify a Policy as a life insurance contract. The premium limitations are imposed in order to assure favorable federal income tax treatment of the Policy and its death benefit. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the maximum premium limitations specified in the Internal Revenue Code. No premium payment may be less than $30, except the minimum monthly premium for Policies issued to insure persons ages 0 to 14 may be no less than $15. Premium payments less than the minimum amount will be returned to the policyowner.

It is possible a premium payment could increase a Policy's death benefit by more than it increases the Policy's accumulated value because of the manner in which the Policy's death benefit is calculated. In order to qualify a Policy as a life insurance contract under provisions of the Internal Revenue Code, the death benefit must be at least equal to an applicable percentage of the accumulated value. This percentage starts at 250% for insureds age 40 and under and grades down to 100% for insureds age 95. For example, a hypothetical Policy insuring the life of a 35-year old with an accumulated value of $20,000 must have a death benefit in at least the amount of $50,000 ($20,000 x 250%, the applicable percentage). Suppose a premium is paid that, after deduction of the premium expense charge, increases this hypothetical Policy's accumulated value by $1,000. The Internal Revenue Code test requires that the death benefit for the hypothetical Policy be at least $52,500 ($21,000 x 250%). Hence, if the death benefit before the premium were $50,000, the $1,000 increase in accumulated value would produce a $2,500 increase in the death benefit of this hypothetical Policy. In such a situation where a premium payment increases a Policy's death benefit by more than it increases the Policy's accumulated value, the Company reserves the right to refund the premium payment. Evidence of insurability under the Company's current underwriting rules then in effect may be required before acceptance of any such premium.

Allocation of Premiums

The initial premium payment, less the premium expense charge, is allocated to the Money Market Division of the Separate Account on the later of the policy date or the end of the valuation period during which the first premium is received. Any additional premiums received at the home office of the Company during the first 45 days from the policy date, less premium expense charges, will be allocated to the Money Market Division. On the 46th day from the policy date, accumulated value held in the Money Market Division is automatically transferred to the Divisions of the Separate Account in accordance with the policyowner's direction for allocation of premium payments.

Premium payments received after expiration of the initial 45-day period described above are allocated among the Divisions in accordance with the directions in the application for the Policy. For each Division, the allocation percentage must be zero or a whole number not less than ten. The sum of the percentages for all the Divisions must equal 100. The policyowner may change the allocation of future premium payments among the Divisions without payment of any fee or penalty, at any time, by written request to the Company. Allocation percentages must be approved by the Company. New allocation percentages, once approved by the Company, will be effective as of the date written request was received at the home office of the Company.

Examination Offer ("Free Look" Provision)

The policyowner has a limited right to return the Policy for cancellation and receive a refund in an amount equal to the premiums paid (For policies applied for in the state of California, the amount refunded is determined as set forth below). The request to cancel a Policy must be in writing. The Written Request and the Policy must be personally delivered or mailed (as determined by its postmark) to the home office of the Company or to the agent or broker who sold the Policy before the later of:

o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after the Policy is received by the policyowner;

o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after a written notice is delivered or mailed (as determined by its postmark) to the policyowner which tells about the cancellation right; or

o    45 days after the policyowner completes the application.

For Policies applied for in the state of California by persons age 60 or over, the amount refunded is equal to (1) plus (2) plus (3) where:

1. Is the Policy Value as of the date the Company receives the policyowner's Written Request for cancellation; and

2.   Is the Premium Expense Charge(s) deducted from gross premiums; and

3.   Is the Monthly Policy Charge(s) deducted from the Policy Value.

Any increase in face amount will carry its own free look period. If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. The portion of the premiums paid attributable to the face amount increase is determined by use of the ratio guideline annual premiums for the increase to guideline annual premiums for the Policy. The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value, unless the policyowner and the Company agree on another method of refund.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

Policy Termination

A notice of impending termination of a Policy will be sent if, during the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date. The Minimum Required Premium on a monthly date is equal to (1) times (2) where:

1.   Is the minimum monthly premium shown on the data page; and

2.   Is one plus the number of completed months since the policy date.

Further, a notice of impending termination of a Policy will be sent if the net surrender value of the Policy is not at least equal to the monthly deduction on the current monthly date, and the death benefit guarantee premium requirement has not been satisfied. (See "Death Benefit Guarantee Rider.")

The grace period begins when a notice of impending termination is mailed to a policyowner. The notice will be sent to the last post office address of the policyowner known to the Company. It will show the minimum payment required to keep the Policy in force. The notice will also show the 61-day period during which the Company will accept the required payment.

If the grace period begins because the sum of the premiums paid is less than the Minimum Required Premium, the minimum payment is the past due Minimum Required Premium, which is:

1.   The Minimum Required Premium due on the next following monthly date.

     LESS

2.   The sum of the premiums paid since the policy date.

If the grace period ends before receipt by the Company of the past due Minimum Required Premium, the Company will pay to the policyowner any remaining value in the Policy which would be the excess of (1) over (2) where:

1. Is the net surrender value on the monthly date at the start of the grace period; and

2.   Is the two monthly deductions applicable during the grace period.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

If the grace period begins because the net surrender value is less than the current monthly deduction, the minimum payment is three times the monthly deduction which was due and unpaid. This payment is intended to reimburse the Company for the monthly deductions during the 61-day grace period and provide sufficient accumulated value to pay the monthly deduction for the first monthly date following the grace period. There is no guarantee the amount requested at the beginning of the grace period will be sufficient to actually meet the three monthly deductions as they are processed. Should the Policy's net surrender value not at least equal the monthly deduction on any monthly date, a new 61-day grace period will commence.

The Policy will continue in force through a grace period; but, if the required payment is not received by the Company during the 61-day period, the Policy will terminate as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, the policy proceeds will be reduced by the amount of the monthly deduction or deductions due and unpaid at the insured's death, as well as by loans and unpaid loan interest.

A Policy will also terminate if the policyowner makes a total surrender of the Policy, the death proceeds under the Policy are paid or the maturity proceeds under the Policy are paid. When a Policy terminates for any reason, all policy privileges and rights of the policyowner under the Policy end.

Reinstatement

A policyowner may, however, reinstate a Policy which terminated as a result of insufficient premium payment, subject to certain conditions. A Policy may be reinstated only prior to the maturity date and while the insured is alive. The application for reinstatement must be personally delivered or mailed to the Company at its home office within three years of a Policy's termination. (In some states, the Company is required by law to provide a longer period of time within which a Policy may be reinstated.) Satisfactory proof of insurability based upon the Company's underwriting rules then in effect and payment of a reinstatement premium of at least the greater of (1) an amount that, after deduction of premium expense charges, is sufficient to allow at least three monthly deductions or (2) the past due Minimum Required Premium are required. Payment of monthly deductions for the period of termination is not required. If a policy loan or loan interest was unpaid at the time of termination, the Company will require repayment or reinstatement of the loan and any loan interest before permitting reinstatement of the Policy. Loan interest will not be charged for the period the Policy was terminated. Reinstatement will be effective on the next monthly date following the Company's approval of the reinstatement application. The policy date of the Policy will remain the original policy date and will not be changed at reinstatement, although surrender charges for total surrender following reinstatement will resume at the rate charged at the time of the Policy's termination, as adjusted for the payment of past due premiums, if any. Upon reinstatement of a Policy, all the rights and privileges of the owner are restored.

DEATH BENEFITS AND RIGHTS

Death Proceeds

As long as a Policy remains in force, the Company will, upon proof of the insured's death, pay the death proceeds under the Policy to the named beneficiary in accordance with the designated death benefit option. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus the proceeds from any benefit rider on the insured's life, less any loan and loan interest on the Policy, and less any overdue monthly deductions if the insured died during a grace period. All or part of the death proceeds may be paid in cash or applied under one or more of the benefit options available under the Policy. The Company pays interest on the death proceeds from the date of death until date of payment or until applied under a benefit option. Interest on death proceeds is at a rate the Company determines, but not less than required by state law.

Death Benefit

The Policy provides two death benefit options: Option 1 and Option 2. The policyowner designates the death benefit option in the application. Both Option 1 and Option 2 provide insurance protection combined with the opportunity for increasing accumulated value. Under Option 1, the amount of death benefit remains level (until the accumulated value exceeds certain limits). Under Option 2, the total death benefit increases as the accumulated value increases. Thus, Option 1 emphasizes the growth of accumulated value while Option 2 emphasizes the total available death benefit.

     Option 1
     The death benefit is the greater of the Policy's current face amount or the Policy's accumulated value on the date of death multiplied by the applicable percentage.

     Option 2
     The death benefit is the greater of the Policy's current face amount plus its accumulated value on the date of death or the Policy's accumulated value on that date multiplied by the applicable percentage.

Applicable Percentage

The Policy provides that the death benefit is at least equal to the amount of insurance proceeds required by the Internal Revenue Code to qualify the Policy as a life insurance contract. That death benefit amount is calculated by multiplying the Policy's accumulated value by an applicable percentage set forth in the Internal Revenue Code based on the insured's age. The applicable percentages are:

                        TABLE OF APPLICABLE PERCENTAGES*

(For ages not shown, the applicable percentages shall decrease by a pro rata portion for each full year.)

 Insured's Attained Age                         %
-----------------------                        -----
         40 and under                           250
         45                                     215
         50                                     185
         55                                     150
         60                                     130
         65                                     120
         70                                     115
         75 through 90                          105
         95                                     100

   * The Company has reserved the right, where allowed by law, to change or delete the applicable percentages as required by amendments to the Internal Revenue Code.

Illustration of Option 1. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 1, because the death benefit will be equal to or greater than 250% of the accumulated value under this illustrative Policy, any time the accumulated value of the Policy exceeds $10,000, the death benefit will exceed the Policy's $25,000 face amount. Each additional dollar added to accumulated value above $10,000 will increase the death benefit by $2.50. Similarly, any time accumulated value exceeds $10,000, each dollar taken out of accumulated value will reduce the death benefit by $2.50. If, for example, the accumulated value is reduced from $12,000 to $10,000 because of charges or negative investment performance, the death benefit will be reduced from $30,000 to $25,000. If, however, at any time in this illustration 250% of the accumulated value is less than $25,000 and no partial surrenders have been made, the death benefit will equal $25,000. A partial surrender causes the face amount to decrease by the amount of the partial surrender and the transaction charge.

Illustration of Option 2. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 2, a Policy with an accumulated value of $5,000 will have a death benefit of $30,000 ($25,000 + $5,000); an accumulated value of $15,000 will yield a death benefit of $40,000 ($25,000 + $15,000). The death benefit under this illustrative Policy, however, must be at least equal to 250% of accumulated value (accumulated value plus 150% of accumulated value). As a result, if the accumulated value of the Policy exceeds $16,667, the death benefit will be greater than the face amount plus accumulated value. Each additional dollar of accumulated value above $16,667 will increase the death benefit by $2.50. A contract on a 40-year old insured that has an accumulated value of $20,000 will provide a death benefit of $50,000 (250% x $20,000). Similarly, any time accumulated value exceeds $16,667, each dollar taken out of accumulated value reduces the death benefit by $2.50. If, for example, the accumulated value is reduced from $20,000 to $17,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $50,000 to $42,500. If, however, at any time in this illustration 250% of the accumulated value were less than $25,000 plus accumulated value, the death benefit would be $25,000 plus the accumulated value of the Policy.

The Company guarantees that, so long as the Policy remains in force, the death benefit under either death benefit option will never be less than the current face amount of the Policy. However, the death proceeds payable may be less than the death benefit in the event of policy loans, unpaid loan interest or overdue monthly deductions.

Change in Death Benefit Option

A policyowner may make a written request to change the death benefit option on or after the first anniversary of a Policy. Only two changes in death benefit option are allowed per policy year. There are no charges or fees for changing the death benefit option. Any written request for change in death benefit option must be approved by the Company. The effective date of any change will be the monthly date that coincides with or next follows the day the request for change is approved by the Company. A change in death benefit option will affect future cost of insurance charges.

If the death benefit option is changed from Option 1 to Option 2, the new face amount will be the old face amount decreased by the Policy's accumulated value as determined on the effective date of the change. This change will not be allowed if it will result in a face amount less than the minimum face amount of $25,000. Changing from Option 1 to Option 2 may require evidence of insurability satisfactory to the Company that the insured is insurable for the new death benefit under its underwriting rules then in effect.

If the death benefit option is changed from Option 2 to Option 1, the new face amount will be the old face amount increased by the Policy's accumulated value as determined on the effective date of the change. Changing from Option 2 to Option 1 does not require evidence of insurability.

Adjustment Options

A policyowner may make a written request to increase the face amount of a Policy at any time, so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. A policyowner may make a written request to decrease the face amount at any time on or after the first Policy anniversary so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. Any written request for adjustment of face amount must be approved by the Company and is subject to these additional conditions:

1. Any request for an increase in face amount must be applied for by a supplemental application, signed by the insured, and shall be subject to evidence of insurability satisfactory to the Company under its insurance underwriting guidelines and suitability rules and procedures then in effect. The minimum increase in face amount is $5,000. The age of the insured must be 75 or less at the time of the request.

2. A request for a decrease in face amount must be applied for by a supplemental application, signed by the insured, and may not reduce the face amount of the Policy below $25,000.

3. Any increase in face amount will be in a risk classification the Company determines.

4. Any adjustment approved by the Company will become effective on the monthly date that coincides with or next follows the Company's approval of the request.

Any payment submitted with a proposed face amount increase is held initially in the General Account without interest. If the Company approves the adjustment, then on the effective date of the adjustment the amount of the premium payment so held, less the Premium Expense Charge, is allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments. Net premiums paid after an increase in face amount also are allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments.

Any increase in face amount will carry its own free look period and exchange right, which apply only to the increase in face amount, not the entire Policy. The policyowner has a limited right to cancel the face amount increase. The request to cancel a face amount increase must be in writing. The written request and the Policy data pages reflecting the increase must be personally delivered or mailed to the home office of the Company or to the agent or broker who sold the face amount increase before the later of:

o 10 days after Policy data pages reflecting the increase are received by the policyowner;

o 10 days after a written notice is delivered to the policyowner which tells about the cancellation of face amount increase right; or

o 45 days after the policyowner completes the application for the face amount increase.

If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. Any amount to be refunded will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation of the face amount increase is received in the Company's home office or the request for face amount is disapproved by the Company. (See "Postponement of Payments.") The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value unless the policyowner and the Company agree on another method of refund.

POLICY VALUES

Calculation of Accumulated Value

The Policy's accumulated value is equal to the total of its investment account values and any amounts in the Policy's loan account. An investment account is established for each Division of the Separate Account, representing the interest of the Policy for such Division. A Policy's investment account value for each Division is equal to the number of units in that investment account multiplied by the Division's unit value.


When an amount is allocated or transferred to a Division, units are credited to the appropriate investment account. When an amount is deducted or transferred from a Division, units of the appropriate investment account are cancelled. The number of units and fractional units credited or cancelled is equal to the dollar amount of the transaction divided by the unit value of the Division for the valuation period when the transaction occurs. The unit value of each Division is determined on each valuation date. The number of units credited or cancelled will not change because of subsequent changes in unit value. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding underlying mutual fund.


Units

On the later of the policy date or the end of the valuation period during which the first premium is received, the number of units in an investment account equals: (1) the first net premium allocated to that Division; less (2) the monthly deduction withdrawn from that Division for the first policy month; divided by (3) the unit value for that Division on that valuation date. At the end of each valuation period thereafter, the number of units in an investment account equals (1) plus (2) plus (3) less (4) less (5) less (6) where:

(1)  is units in the investment account on the previous valuation date;

(2) is units credited to the investment account when any additional net premium is allocated to the Division during the current valuation period;

(3) is units credited for transfers from another Division or from the loan account during the current valuation period;

(4) is units cancelled for transfers to another Division, transaction charges, or transfers to the loan account to secure a policy loan during the current valuation period;

(5) is units cancelled for partial surrenders and transaction charges during the current valuation period; and

(6) is units cancelled to pay the monthly deduction from the Division whenever a valuation period includes a monthly date.

Unit Values

The unit value of a Division on any valuation  date is calculated by multiplying
(1) by (2) where:

(1)  is the Division's unit value on the previous valuation date; and

(2)  is the net investment factor for the current valuation period.

The unit value of each Division's units on any day other than a valuation date is the unit value as of the next valuation date.

Net Investment Factor

The net investment factor measures the investment performance of each Division and is used to determine changes in unit value from one valuation period to the next valuation period. The net investment factor for a valuation period is equal to:

 1.  The quotient obtained by dividing:

     a. the net asset value of a share of the underlying mutual fund as of the end of such valuation period, plus the per share amount of any dividend or other distribution made by that mutual fund during such valuation period (less any amount charged against the Division for taxes or any amount set aside during the valuation period by the Company to provide for taxes attributable to the operation or maintenance of that Division); by

     b. the net asset value of a share of that Account as of the end of the immediately preceding valuation period;

     LESS

2. a current mortality and expense risks charge of .0020548% on a daily basis (.75% on an annual basis) for the number of days within such valuation period. The mortality and expense risks charge is guaranteed not to exceed .0024658% on a daily basis (.90% on an annual basis).

The amount of any taxes charged against a Division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.

When an investment owned by the underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of the underlying mutual fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units that a policyowner owns in an Investment Account.

Valuations in Connection with a Policy

All valuations in connection with a Policy, i.e., determining units to be credited or cancelled with respect to investment accounts, determining net surrender value, and calculation of the death benefit on the insured's death, will be made on the date of the transaction or on the date of the insured's death, if applicable, if such date is a valuation date. Otherwise, such determination will be made on the next succeeding day which is a valuation date for the Policy.

Transfers

Accumulated value may be transferred among the Divisions. The total amount transferred each time must be at least $250 unless a lesser amount constitutes the Policy's entire accumulated value in a Division. The effective date of a transfer is the date the request is received at the home office of the Company. All transfers with the same effective date count as one transfer.



Policy Loans

So long as a Policy remains in effect and the Policy has loan value, a policyowner may borrow money from the Company using the Policy as the only security for the loan. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest. The loan value is determined as of the loan date. The loan date is the date a loan request is processed at the home office of the Company.

The minimum amount of any policy loan is $500. Proceeds of policy loans ordinarily will be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

When a policy loan is made, a portion of the Policy's accumulated value equal to the amount of the loan is transferred to the loan account from the Divisions in the proportion requested by the policyowner. If no request for allocation of the loaned amount is made by the policyowner, the loan amount will be withdrawn from the Divisions in the same proportion as was the most recent monthly deduction. Any loan interest that is due and unpaid will be transferred in the same manner. Accumulated value in the loan account will accrue interest daily at an effective annual rate of six percent. Such interest will be transferred to the Separate Account and allocated on the policy anniversary to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. A Policy's loan account is part of the Company's general account.

The Company charges interest on policy loans. Interest accrues daily at an effective annual rate of eight percent. Interest is due and payable at the end of the policy year. Any interest not paid when due is added to the loan principal and bears interest at the rate of eight percent. Adding unpaid interest to the loan principal will cause additional amounts to be withdrawn from the Divisions in the same manner as described above for loans. Amounts withdrawn from the Divisions for unpaid loan interest will be transferred to the loan account.

Unpaid policy loans and loan interest reduce the Policy's net surrender value and may cause it to be less than the monthly deduction on a monthly date. If on any monthly date the net surrender value is not sufficient to pay the monthly deduction, the 61-day grace period provision will apply. (See "Policy Termination.")

So long as a Policy remains in force, policy loans and loan interest may be repaid in whole or in part at any time during the insured's life. The minimum loan repayment amount is $30. If the policyowner does not designate a payment as a premium payment or if the Company cannot identify it as a premium payment, the Company will apply the payment received as a loan repayment. Accumulated value in the loan account equal to the loan repayment will be transferred to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. Any policy loan, whether repaid or not, is likely to have a permanent effect on the Policy's accumulated value. Accumulated value held in the Policy's loan account will earn interest at an effective annual fixed rate of six percent. If the policy loan had not been made, that accumulated value would have reflected the investment experience of the chosen Division or Divisions. Any policy loans and loan interest are subtracted from life insurance proceeds payable at the insured's death, from surrender value upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment, and from accumulated value payable at maturity.

Surrender

A Policy has a surrender value and a net surrender value. The surrender value of a Policy is its accumulated value less the surrender charge. The net surrender value of a Policy is its surrender value less any loans and loan interest.

So long as the Policy is in effect, a policyowner may elect to surrender the Policy and receive its net surrender value as of the date the Company receives the policyowner's written request at its home office. After the first policy anniversary and so long as a Policy is in effect, a policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. The minimum amount of a partial surrender is $500 and the maximum amount of any one partial surrender is 50% of the Policy's net surrender value at the time written request for partial surrender is received at the Company's home office. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed on each partial surrender, which is intended to cover the administrative costs of processing the partial surrender. There is no surrender charge assessed upon a partial surrender. The Policy's accumulated value reduces by the amount of the partial surrender plus the amount of the transaction charge. If the Option 1 death benefit is in effect at the time of a partial surrender, then the Policy's face amount also reduces by the amount of the partial surrender and the transaction charge.

A policyowner may designate the amount of the partial surrender to be withdrawn from each of the Divisions. If no designation is made, the amount of the partial surrender will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is surrendered unless the policyowner directs the Company to deduct the transaction charge from only one Division.

A surrender charge is imposed upon total surrender of a Policy which occurs at any time within the first ten years after the policy date. In addition, if total surrender of a Policy occurs at any time within the first ten years after the adjustment date of a face amount increase, a surrender charge attributable to the face amount increase will be imposed. (See "Surrender Charge.") The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. Proceeds from partial or total surrender of a Policy will ordinarily be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

CHARGES AND DEDUCTIONS


The Company will make certain charges and deductions to support the operation of the Policy and the Separate Account. In addition, there are fees for the administration costs involved in processing all partial surrenders of accumulated value.


Premium Expense Charge


Upon receipt of each premium payment, the Company deducts a premium expense charge. The premium expense charge includes a 5% of premium sales load and a premium tax charge of 2%. For the year ended December 31, 2000, the Company collected $203,976 in premium expense charges and $81,589 in premium tax charges. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Sales loads, including the sales load portion of the surrender charge more fully described below, are intended to compensate the Company for distribution expenses including registered representatives' commissions, the printing of prospectuses and sales literature, and advertising. The sales loads imposed in any policy year are not necessarily related to actual distribution expenses incurred in that year. Instead, the Company expects to incur the majority of distribution expenses in the early years of a Policy and to recover any deficiency over the life of a Policy. To the extent distribution expenses exceed sales loads (including the sales load portion of surrender charges, if any) in any year, the Company will pay them from its other assets or surplus in its general account, which includes amounts derived from mortality and expense risks charges and from mortality gains.


The premium tax charge portion of the premium expense charge is deducted to cover premium taxes imposed against the Company by governmental entities. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

No reduction in the charge is made to reflect the fact that in some states the Company may pay state income taxes in lieu of a portion of the premium tax liability for that state.

Monthly Deduction


On each monthly date, the Company will deduct from the accumulated value of a Policy an amount to cover certain charges and expenses incurred in connection with the Policy. The monthly deduction consists of a monthly administration charge, a charge for the cost of insurance and a charge for any optional benefits added by rider. During the year ended December 31, 2000 administrative and cost of insurance charges totaled $1,983,997.


The current monthly administration charge for a Policy is $4.75 per month and is guaranteed never to exceed $5.00 per month. The Policy also provides for a contingent deferred administration charge which is a part of the surrender charge imposed upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment. The monthly administration charge and the deferred administration charge reimburse the Company for the recurring administrative expenses related to the Policy and the Separate Account. These expenses are expenses other than sales expenses and include, for example, the cost of processing applications, conducting medical examinations, determining insurability, establishing policy records, premium reminders and collection, record keeping, processing death benefit claims and policy changes, reporting, and overhead costs. The Company does not expect to recover from the administration charges any amount above its accumulated expenses associated with the Policies and the Separate Account.

The monthly cost of insurance charge is calculated as (1) multiplied by the result of (2) minus (3) where:

(1)  is the cost of insurance rate as described below divided by 1,000;

(2)  is the death benefit at the beginning of the policy month; and

(3)  is the accumulated value at the beginning of the policy month.

The cost of insurance rate is based on the sex, attained age and risk classification of the insured under the Policy. (For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the cost of insurance is not based on the sex of the insured.) The rate will be determined by the Company based upon its expectations as to future mortality experience, but the rate will never exceed the rate shown in the Table of Monthly Guaranteed Cost of Insurance Rates set forth in the Policy. These guaranteed maximum rates are based on the 1980 Smoker and Nonsmoker Commissioners Standard Ordinary Mortality Tables. The table used will be male or female according to the sex of the insured (where allowed by law). Any change in current cost of insurance rates will apply to all individuals of the same age, sex and risk classification of the insured. However, different maximum cost of insurance rates may apply to any face amount increases under a Policy.

The monthly deduction is made only from the Policy's accumulated value held in the Divisions of the Separate Account. No deduction is made from any accumulated value of the Policy held in the Company's general account for the purpose of securing policy loans. The amount deducted from each Division will be in accordance with policyowner instruction on the application for the Policy. The policyowner's choice of monthly deduction allocation percentages may be: (1) the same as the allocation percentages for premiums, (2) on a prorated basis or (3) any other method of allocation agreed upon by the policyowner and the Company. For each Division, the allocation percentages must be zero or a whole number not less than ten nor greater than 100. The allocation percentages chosen by the policyowner must total 100. Requests for changes in allocation percentages are effective on the next monthly date following approval by the Company. If following the policyowner's instruction as to allocation of monthly deductions would not be possible on any monthly date due to insufficient accumulated value of the Policy in an affected Division, deductions will be allocated on a prorated basis.

Mortality and Expense Risks Charge


The Company will assess a charge on a daily basis against each Division equal to
 .75% (on an annual basis) of the value of the Division to compensate the Company for its assumption of certain mortality and expense risks in connection with the Policy. Specifically, the Company bears the risk that the costs of death benefits under the Policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed never to exceed .90% on an annual basis of the assets of each Division. During the year ended December 31, 2000 mortality and expense risk charges totaled $214,798.


Transaction Charge

A transaction charge of the lesser of $25 or 2% of the amount being surrendered is imposed on each partial surrender of accumulated value. A transaction charge of $25 is imposed on each transfer of accumulated value among Divisions exceeding four per policy year. All transfers with the same effective date count as one transfer.

Surrender Charge

During the first ten policy years, the Company will assess a surrender charge upon total surrender of a Policy or termination of a Policy when a grace period expires without sufficient premium payment. The amount of the charge assessed per $1,000 of face amount depends upon the sex (where allowed by law) and attained age of the insured on the policy date and how long the Policy has been in force. In addition, the Company will assess a surrender charge upon surrender or termination of a Policy for insufficient premium payment which occurs during the first ten policy years after the adjustment date for a face amount increase. The amount of the surrender charge assessed per $1,000 of net increase in face amount depends upon the sex (where allowed by law) and attained age of the insured on the adjustment date and how long the increase has been in force. (For Policies issued in states requiring unisex pricing or in connection with employment related insurance and benefit plans, the surrender charge is not based on the sex of the insured.) Thus, surrender of a Policy or termination of a Policy for insufficient value within the first ten policy years and within ten years after the adjustment date of a face amount increase will result in assessment of a composite surrender charge representing the charge imposed on the initial face amount and the charge imposed on the face amount increase. The surrender charge builds up on a monthly basis during the first policy year (and during the first year after a face amount increase), remains level to the end of the third policy year (and to the end of the third year after a face amount increase) and grades down gradually each year thereafter to zero in the tenth policy year (and in the tenth year after a face amount increase). Surrender charges do not decrease when the face amount of a Policy is decreased. No additional surrender charges apply when the death benefit under a Policy is changed from Option 2 to Option 1.

The surrender charge is comprised of two parts: A contingent deferred sales charge and a contingent deferred administration charge. The contingent deferred sales charge portion of the surrender charge is assessed to recover sales expenses and is in addition to the 5% sales charge which is deducted when premium payments are made. The contingent deferred sales charge will not exceed 25% of this minimum first year premium.

The contingent deferred administration charge portion of the surrender charge is intended to reimburse the Company for administrative expenses associated with the Policy and the Separate Account and is in addition to the monthly administration charge for a Policy. The surrender charge is a contingent charge and will never be assessed if total surrender of a Policy or termination of a Policy for insufficient value does not occur within the first ten policy years or within ten years of the adjustment date for a face amount increase.


During the year ended December 31, 2000 the Company received surrender charges totaling $143,810.




                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                   Male Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge


    0             0.43             0.89               1.32                40               2.31              1.71             4.02
    1             0.69             0.63               1.32                41               2.38              1.81             4.19
    2             0.72             0.62               1.34                42               2.47              1.91             4.38
    3             0.74             0.62               1.36                43               2.56              2.02             4.58
    4             0.77             0.62               1.39                44               2.65              2.14             4.79
    5             0.80             0.61               1.41                45               2.74              2.27             5.01
    6             0.84             0.60               1.44                46               2.86              2.39             5.25
    7             0.87             0.60               1.47                47               3.00              2.50             5.50
    8             0.91             0.60               1.51                48               3.14              2.63             5.77
    9             0.93             0.61               1.54                49               3.30              2.76             6.06

   10             0.96             0.62               1.58                50               3.46              2.90             6.36
   11             0.97             0.65               1.62                51               3.63              3.06             6.69
   12             0.97             0.69               1.66                52               3.81              3.23             7.04
   13             0.96             0.74               1.70                53               4.01              3.40             7.41
   14             0.95             0.80               1.75                54               4.22              3.58             7.80
   15             0.93             0.86               1.79                55               4.44              3.78             8.22
   16             0.92             0.91               1.83                56               4.69              3.98             8.67
   17             0.91             0.96               1.87                57               4.97              4.18             9.15
   18             0.92             1.00               1.92                58               5.26              4.40             9.66
   19             0.93             1.03               1.96                59               5.55              4.66            10.21

   20             1.02             0.99               2.01                60               5.82              4.98            10.80
   21             1.07             0.99               2.06                61               6.05              5.37            11.42
   22             1.11             1.00               2.11                62               6.27              5.83            12.10
   23             1.16             1.01               2.17                63               6.48              6.34            12.82
   24             1.22             1.01               2.23                64               6.70              6.89            13.59
   25             1.28             1.02               2.30                65               6.95              7.47            14.42
   26             1.34             1.03               2.37                66               7.24              8.07            15.31
   27             1.41             1.04               2.45                67               7.55              8.71            16.26
   28             1.47             1.06               2.53                68               7.88              9.40            17.28
   29             1.53             1.09               2.62                69               8.22             10.16            18.38

   30             1.60             1.11               2.71                70               8.59             10.98            19.57
   31             1.66             1.15               2.81                71               8.98             11.87            20.85
   32             1.73             1.19               2.92                72               9.41             12.83            22.24
   33             1.80             1.23               3.03                73               9.83             13.88            23.71
   34             1.87             1.28               3.15                74              10.23             15.06            25.29
   35             1.93             1.34               3.27                75              10.58             16.38            26.96
   36             2.01             1.40               3.41
   37             2.08             1.47               3.55
   38             2.15             1.54               3.69
   39             2.23             1.62               3.85

                                           FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                                                        per $1000 of Face Amount
                                                           Female Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge

   0              0.44             0.76               1.20                40               1.97              1.52             3.49
   1              0.66             0.54               1.20                41               2.03              1.60             3.63
   2              0.68             0.54               1.22                42               2.09              1.69             3.78
   3              0.70             0.54               1.24                43               2.15              1.78             3.93
   4              0.72             0.54               1.26                44               2.23              1.87             4.10
   5              0.74             0.54               1.28                45               2.30              1.98             4.28
   6              0.77             0.54               1.31                46               2.40              2.06             4.46
   7              0.79             0.54               1.33                47               2.51              2.15             4.66
   8              0.82             0.54               1.36                48               2.63              2.23             4.86
   9              0.84             0.54               1.38                49               2.74              2.34             5.08

  10              0.85             0.56               1.41                50               2.87              2.44             5.31
  11              0.88             0.57               1.45                51               3.00              2.56             5.56
  12              0.89             0.59               1.48                52               3.15              2.67             5.82
  13              0.90             0.61               1.51                53               3.32              2.78             6.10
  14              0.92             0.63               1.55                54               3.50              2.90             6.40
  15              0.93             0.66               1.59                55               3.67              3.04             6.71
  16              0.94             0.68               1.62                56               3.88              3.17             7.05
  17              0.96             0.70               1.66                57               4.10              3.30             7.40
  18              0.99             0.72               1.71                58               4.33              3.46             7.79
  19              1.01             0.74               1.75                59               4.62              3.58             8.20
  20              1.05             0.75               1.80                60               4.90              3.74             8.64
  21              1.07             0.77               1.84                61               5.16              3.97             9.13
  22              1.11             0.78               1.89                62               5.41              4.23             9.64
  23              1.15             0.80               1.95                63               5.64              4.56            10.20
  24              1.18             0.82               2.00                64               5.86              4.94            10.80
  25              1.22             0.84               2.06                65               6.11              5.32            11.43
  26              1.26             0.87               2.13                66               6.39              5.73            12.12
  27              1.30             0.90               2.20                67               6.70              6.16            12.86
  28              1.35             0.92               2.27                68               7.06              6.61            13.67
  29              1.39             0.95               2.34                69               7.47              7.07            14.54
  30              1.44             0.98               2.42                70               7.97              7.53            15.50
  31              1.49             1.01               2.50                71               8.45              8.10            16.55
  32              1.54             1.05               2.59                72               8.93              8.77            17.70
  33              1.59             1.09               2.68                73               9.44              9.50            18.94
  34              1.65             1.13               2.78                74               9.94             10.35            20.29
  35              1.71             1.17               2.88                75              10.33             11.42            21.75
  36              1.76             1.23               2.99
  37              1.81             1.30               3.11
  38              1.87             1.36               3.23
  39              1.92             1.44               3.36



                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                  Unisex Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge

   0              0.43             0.87               1.30                40               2.26              1.69             3.95
   1              0.69             0.61               1.30                41               2.34              1.78             4.12
   2              0.72             0.60               1.32                42               2.42              1.88             4.30
   3              0.74             0.60               1.34                43               2.51              1.99             4.50
   4              0.77             0.60               1.37                44               2.60              2.10             4.70
   5              0.79             0.60               1.39                45               2.69              2.23             4.92
   6              0.83             0.59               1.42                46               2.80              2.35             5.15
   7              0.86             0.59               1.45                47               2.93              2.46             5.39
   8              0.90             0.59               1.49                48               3.07              2.58             5.65
   9              0.92             0.60               1.52                49               3.22              2.71             5.93

  10              0.95             0.61               1.56                50               3.38              2.84             6.22
  11              0.96             0.64               1.60                51               3.55              2.99             6.54
  12              0.97             0.67               1.64                52               3.73              3.15             6.88
  13              0.96             0.72               1.68                53               3.92              3.32             7.24
  14              0.95             0.77               1.72                54               4.12              3.50             7.62
  15              0.94             0.82               1.76                55               4.33              3.69             8.02
  16              0.93             0.87               1.80                56               4.58              3.88             8.46
  17              0.93             0.91               1.84                57               4.85              4.07             8.92
  18              0.94             0.95               1.89                58               5.14              4.28             9.42
  19              0.96             0.97               1.93                59               5.43              4.52             9.95

  20              1.04             0.94               1.98                60               5.70              4.82            10.52
  21              1.08             0.95               2.03                61               5.93              5.19            11.12
  22              1.12             0.96               2.08                62               6.16              5.62            11.78
  23              1.17             0.97               2.14                63               6.37              6.11            12.48
  24              1.22             0.98               2.20                64               6.59              6.64            13.23
  25              1.28             0.99               2.27                65               6.84              7.19            14.03
  26              1.34             1.00               2.34                66               7.13              7.77            14.90
  27              1.40             1.02               2.42                67               7.44              8.38            15.82
  28              1.46             1.04               2.50                68               7.77              9.04            16.81
  29              1.52             1.06               2.58                69               8.13              9.75            17.88

  30              1.58             1.09               2.67                70               8.51             10.53            19.04
  31              1.64             1.13               2.77                71               8.91             11.38            20.29
  32              1.71             1.17               2.88                72               9.34             12.31            21.65
  33              1.77             1.21               2.98                73               9.78             13.31            23.09
  34              1.84             1.26               3.10                74              10.20             14.44            24.64
  35              1.91             1.31               3.22                75              10.55             15.73            26.28
  36              1.98             1.38               3.36
  37              2.05             1.44               3.49
  38              2.11             1.52               3.63
  39              2.19             1.60               3.79

The percentage of the first year surrender charges shown above remaining in each policy year thereafter is:

                                           Percentage of First Year
      Policy Year                        Surrender Charges Remaining

          2                                       100.0%
          3                                       100.0%
          4                                        87.5%
          5                                        75.0%
          6                                        62.5%
          7                                        50.0%
          8                                        37.5%
          9                                        25.0%
         10                                        12.5%
         11+                                        0.0%

If the face amount of a Policy is increased, surrender charges apply to the net increase in face amount as though a new Policy had been issued for an amount equal to net increase, based on the tables set out above. The net increase in face amount is equal to the increase in face amount less earlier decreases in face amount not offset against an earlier increase in face amount. The Minimum Required Premium following a requested face amount increase will be shown on the Policy data pages issued to reflect the adjustment.

Surrender charges following a Policy's reinstatement commence at the rate in effect at the time of the Policy's termination.

Other Charges

Shares of the underlying mutual funds are purchased by the corresponding Divisions at net asset value. The net asset value reflects the investment management fees and corporate operating expenses already deducted from the assets of the underlying mutual fund.

The Company reserves the right to charge the assets of each Division of the Separate Account to provide for any income taxes payable by the Company on the assets of such Divisions.

Special Plans

Where allowed by law, the Company may reduce or eliminate certain charges for Policies issued under special circumstances that result in lower expenses to the Company. For example, special circumstances may exist in connection with group arrangements, including employer or employee organization sponsored plans, and with regard to Policies issued to persons owning other policies issued by the Company or its subsidiaries. The amount of any reduction, the charges to be reduced, and the criteria for applying a reduction will reflect the reduced sales effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction. The charges will be reduced in accordance with the Company's practice in effect when the Policy is issued. Reductions will not be unfairly discriminatory against any person, including the purchasers to whom the reduction applies and all other owners of the Policies.

OTHER MATTERS

Voting Rights


The Company shall vote underlying mutual fund shares held in the Separate Account at regular and special meetings of shareholders, but will follow voting instructions received from persons having the voting interest in such underlying mutual fund shares.


The policyowner has the voting interest under a Policy. The policyowner shall have one vote for each $100 of accumulated value in the Divisions, with fractional votes allocated for amounts less than $100. The number of votes on which the policyowner has the right to instruct will be determined as of the date established by the underlying mutual fund for determining shareholders eligible to vote at the meeting of the mutual fund. Voting instructions will be solicited by written communications prior to such meetings in accordance with procedures established by the mutual fund. The Company will vote other mutual fund shares held by the Separate Account, including those for which no instructions are received in the same proportion as it votes shares for which it has received instructions. All mutual fund shares held in the general account of the Company will be voted in proportion to instructions that are received with respect to participating contracts.

If the Company determines pursuant to applicable law that mutual fund shares held in the Separate Account need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote mutual fund shares held in the Separate Account in its own right.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the mutual fund, or disapprove an investment advisory contract of the mutual fund. In addition, the Company may disregard voting instructions in favor of changes initiated by a policyowner in the investment policy or the investment advisor of the mutual fund if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or the Company determines that the change would be inconsistent with the investment objectives of the mutual fund or would result in the purchase of securities for the mutual fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by the Company or any affiliates of the Company which have similar investment objectives. In the event that the Company does disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual report to policyowners.

Statement of Value

The Company will mail an annual statement to the policyowner after the end of each policy year until the policy terminates. The statement will show:

1.   the current death benefit;
2.   the current accumulated and surrender values;
3.   all premiums paid since the last statement;
4.   all charges since the last statement;
5.   any policy loans and loan interest;
6.   any partial surrenders since the last statement;
7.   the number of units and unit value;
8.   the total value of each of the policyowner's investment accounts; and
9.   any investment gain or loss since the last statement.

Any policyowner may request at any time a current statement of account values, transactions and activities by telephoning 1-800-247-9988.

The Company will also send to the policyowner the reports required by the Investment Company Act of 1940.

Service Available by Telephone

Policyowners may preauthorize the following telephone transactions: 1) transfers between divisions; 2) change in premium allocation percentages; 3) change in monthly deduction percentages; and 4) policy loans (Policy loan proceeds will be mailed only to the policyowner's address of record.) The policyowner may preauthorize the above transactions by submitting a form provided by the Company. Policyowners may exercise the telephone transactions privilege by telephoning 1-800-247-9988. Telephone transfer requests must be received by the close of normal trading of the New York Stock Exchange to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The policyowner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such identification information includes recording all telephone instructions, requesting personal information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the policyowner's address of record. Policyowners may obtain additional information and assistance by telephoning the toll free number. The Company may modify or terminate telephone transfer procedures at any time.

You may obtain  contract  information  from our Direct Dial system  between 7:00
a.m. and 9:00 p.m., Central Time, Monday through Saturday. Through this automated telephone system, you can obtain information about unit values and contract values, initiate certain changes to your contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative. The telephone number is 1-800-247-9988. As with other telephone services, instructions received via our Direct Dial system will be binding on all contractowners.

Internet


Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (PIN) to use any of the new Internet services, including viewing your policy information online. If you don't have a PIN, you can obtain one at www.principal.com. You may also elect Internet authorization for your sales representative by providing us written notice.


GENERAL PROVISIONS

Addition, Deletion or Substitution of Investments

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of any mutual fund should no longer be available for investment or if, in the judgment of the Company's management, further investment in shares of any mutual fund should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of any other investment company for shares already purchased, or to be purchased in the near future under the Policies. No substitution of securities will take place without notice to policyowners and without prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940.

The investment policy of the Separate Account will not be materially changed unless a statement of the change is filed with and not disapproved by the Insurance Commissioner of the State of Iowa and the Superintendent of Insurance of the State of New York, if required. Whether a change in investment policy is material will be determined in conjunction with the appropriate state insurance commissioner(s). The policyowner will be notified of any material investment policy change. The policyowner may then change allocation percentages and transfer any value in an affected Division to another Division without charge. In the alternative, the policyowner may exchange the Policy for a fixed-benefit, flexible premium life insurance policy offered by the Company for this purpose. The policyowner may exercise this exchange privilege until the later of 60 days after (i) the effective date of such change, or (ii) the receipt of a notice of the options available. The face amount of the new policy will be the death benefit of the Policy on the date of exchange.

Market Timing Disclosure


The Policy does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Policy owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Policy owners. These modifications could include, but not be limited to: o requiring a minimum time period between each transfer; o not accepting transfer requests from someone providing them for multiple Policies for which he or she is not the owner; or o limiting the dollar amount that a Policy owner may transfer at any one time.

Each underlying mutual fund is subject to certain investment restrictions which may not be changed without the approval of the majority of the outstanding voting securities of such fund. See the accompanying prospectuses for the underlying mutual funds.


Optional Insurance Benefits

Subject to certain requirements and approval by state insurance departments, one or more supplementary benefits may be added to a Policy, including those providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of terminal illness, providing cost of living increases in benefits, providing a death benefit guarantee described below, providing a guaranteed increase option and, in the case of business-owned Policies, permitting a change of the life insured and providing enhanced policy values in the early years of a Policy. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, of any optional insurance benefits will be deducted as part of the monthly deduction.

Death Benefit Guarantee Rider

The death benefit guarantee rider provides that if the death benefit guarantee premium requirement is satisfied the Policy will not enter its grace period even if the net surrender value is insufficient to cover the monthly deduction on a monthly date. This rider is automatically made a part of all Policies at no premium. The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium. The death benefit guarantee premium is based on the issue age, sex (where permitted by law), death benefit option, and risk class of the insured. The monthly death benefit guarantee premium will be considered to be zero for any month that deductions are being paid by the Waiver of Monthly Deductions Rider. The death benefit guarantee premium may change if the Policy face amount is changed, the death benefit option is changed, or a rider is added or deleted. As a result of a change, an additional premium may be required on the date of the change in order to satisfy the new death benefit guarantee premium requirement. If on any monthly date the death benefit guarantee premium requirement is not met, the policyowner will be sent a notice of the premium required to maintain the guarantee. If the premium is not received at the Company's home office prior to the expiration of 61 days after the date the notice is mailed, the death benefit guarantee will no longer be in effect and the rider will terminate. If the rider terminates, it may not be reinstated.

If this rider is in force, the death benefit guarantee premium requirement is satisfied and the insured is alive on the policy maturity date, the Company will pay the policyowner the excess, if any, of the face amount over the maturity proceeds.

This rider is available only in those states where it has been approved.

The Contract

The Policy, the application attached to it, any adjustment applications, any amendments to the application, the current data pages, and any written notification showing change make up the entire contract between the Company and the policyowner. Any statements made in the application or an adjustment application will be considered representations and not warranties. No statement, unless made in an application, will be used to void a Policy (or void an adjustment in case of an adjustment application) or to defend against a claim. A Policy may be modified by mutual agreement between the policyowner and the Company. Any alteration of the Policy must be in writing and signed by one of the Company's corporate officers. No one else, including the agent, may change the contract or waive any provisions.

Incontestability

The Company will not contest the insurance coverage provided under a Policy, except for any subsequent increase in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. This provision does not apply to claims for total disability or to accidental death benefits which may be provided by a rider to a Policy. Any face amount increase made under the adjustment options has its own two-year contestability period which begins on the effective date of the adjustment.

Misstatements

If the age or sex of the insured has been misstated in an application, including a reinstatement application, the death benefit under the Policy will be the Policy's accumulated value plus the amount which would be purchased by the most recent mortality charge at the correct age and sex.

Suicide

A Policy does not cover the risk of suicide within two years from the policy date or two years from the date of any increase in face amount with respect to such increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, the only liability of the Company will be a refund of premiums paid, without interest, less any policy loans and loan interest and any partial surrenders. In the event of suicide within two years of an increase in face amount, the only liability of the Company in respect to that increase in face amount will be a refund of the cost of insurance for such increase.

Ownership

The owner of the Policy is as named in the application. The owner may exercise every right and enjoy every privilege provided by the Policy, subject to the rights of any irrevocable beneficiary. All privileges and rights of the owner under a Policy end when the owner surrenders the Policy for cash, the death proceeds of the Policy are paid, or the maturity proceeds of the Policy are paid. Also, if the grace period ends without receipt by the Company at its home office of the payment required to keep the Policy in force, the privileges and rights of the owner terminate as of the monthly date on or immediately preceding the start of the grace period. If the owner is not the insured and dies before the insured, the insured becomes the owner unless the owner has provided for a successor owner. The owner may be changed by filing a written request with the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of owner. Once approved, the change is effective as of the date the owner signed the written request. The Company reserves the right to require that the Policy be sent to the Company so that the change may be recorded.

Beneficiaries

The original beneficiaries and contingent beneficiaries are designated by the policyowner on the application. A primary and/or contingent beneficiary or beneficiaries may be changed by written request to the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of beneficiary. Once approved, the change is effective as of the date the owner signed the written request. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest written change filed with the Company. One or more primary or contingent beneficiaries may be named in the application or a later change request.

Benefit Instructions

While the insured is alive, the owner may file instructions for the payment of death proceeds under one of the benefit options under the Policy. Such instructions, or a change of instructions, must be made by written request to the Company. If the owner changes the beneficiary, that change will revoke any prior benefit instructions.

Postponement of Payments


Payment of any amount upon total or partial surrender, policy loan, or proceeds payable at death or maturity and the right to transfer accumulated value between Divisions may be postponed or suspended whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) the Securities and Exchange Commission by order permits postponement for the protection of policyowners; or (3) the Securities and Exchange Commission requires that trading be restricted or declares an emergency, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the net asset value of the underlying mutual funds.


Assignment

The Policy can be assigned as collateral for a loan. The Company must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments made or action taken by the Company prior to its notification of such assignment. The Company is not responsible for the validity of an assignment. An assignment as collateral does not change the owner but the rights of beneficiaries, whenever named, become subordinate to those of the assignee.

Policy Proceeds

Death proceeds under a Policy will ordinarily be paid within seven days after the Company receives due proof of death. Payments may be postponed in certain circumstances. (See "Postponement of Payments.) During the insured's lifetime, the policyowner may arrange for the death proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures.

When death proceeds are payable in a lump sum, the beneficiary may select one or more of the settlement options.

The following options are available:

     Option A

     Special Benefit Arrangement - A specially designed benefit option may be arranged with the Company's approval.

     Option B

     Proceeds Left at Interest - The Company will hold the amount applied on deposit. Interest payments will be made annually, semi-annually, quarterly or monthly, as elected.

     Option C

     Fixed Income - The Company will pay an income of a fixed amount or an income for a fixed period not exceeding 30 years.

     Option D

     Life Income - The Company will pay an income during a person's lifetime. A minimum guaranteed period may be used.

     Option E

     Joint and Survivor Life Income - The Company will pay an income during the lifetime of two persons, and continuing until the death of the survivor. This option includes a minimum guaranteed period of 10 years.

     Option F

     Joint and Two-Thirds Survivor Life Income - The Company will pay an income during the time two persons both remain alive, and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest at a rate set by the Company, but never less than required by state law, will be applied to determine the payment under Option B, and any such interest in excess of the guaranteed minimum will be added to payments under Option C.

Participating Policy

The Policies share in any divisible surplus of the Company. The Company will determine each Policy's share of the surplus and will credit it as a dividend at the end of each contract year. The Company does not expect to pay any dividends under the Policy. Dividends, if any, will be paid in cash.

Right To Exchange Policy

During the first 24 policy months following issuance of a Policy, except during a grace period, the policyowner may exchange the Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) currently made available by the Company for this purpose on the insured's life. At present, the Company makes a universal life insurance policy available for exercise of this exchange right. Such request must be postmarked or delivered to the home office of the Company before the expiration of 24 months after the policy date. At the option of the policyowner, the new policy will provide either the same death benefit or the same amount at risk as the Policy did at the time of the exchange request. Premiums for the new policy will be based on the same issue age, sex and risk classification of the insured under the Policy. An equitable adjustment in the new policy's payments and cash or accumulated values will be made to reflect variances, if any, in the payments and accumulated values under the Policy and the new policy. Minimum benefits of the new policy will be fixed and guaranteed and the new policy will not participate in the experience of the Separate Account. Policy values will be determined as of the date the written request for exchange is received at the Company's home office. Evidence of insurability will not be required for the exchange. No charge will be imposed on the exercise of this exchange privilege. Any policy loan and loan interest must be repaid prior to the exchange or transferred to the new policy. Any benefit riders included as a part of a Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy if both these conditions are met:

1. The policyowner, in the written request for exchange, indicates that the rider or riders should be a part of the new policy; and

2. The similar benefit rider or riders were available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, sex and risk classification of the insured under the Policy.

The exchange will be effective upon proper receipt by the Company of the written request, any amount required as an adjustment and surrender of the Policy.

The policyowner may also exchange the Policy for a fixed-benefit, flexible premium policy in the event of a material change in investment policy of a Division (see "Addition, Deletion or Substitution of Investments.")

In addition, the policyowner has the right to exchange a face amount increase for a fixed-benefit, flexible premium policy at any time during the first 24 months following issuance of Policy data pages reflecting a face amount increase, but not while the policy is in a grace period (see "Adjustment Options.")

DISTRIBUTION OF THE POLICY

The Policy will be sold by individuals who, in addition to being licensed and appointed as life insurance agents or brokers for the Company, are also registered representatives of the principal underwriter of the Policies, Princor Financial Services Corporation, or of other broker-dealers which Princor
Financial  Services  Corporation  selects  and  the  Company  approves.  Princor
Financial Services Corporation is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For contracts distributed by the principal underwriter commissions will range between 0% and 50% of premium received in the first year of a Policy (and between 0% and 50% of premium received in the first year following an adjustment date), up to a target premium determined by a rate per $1,000 of face amount which varies by the age and sex of the insured. In addition, commissions will include 0% to 4% of premium received in the first year of the Policy, above the target premium. For years two and later of a Policy, commissions will range from 0% to 2% of premiums received. A service fee of 0% to 2% is paid on all premiums received after the first policy year. In addition, a persistency renewal commission may be paid which ranges from 1.25% to 5.25% of premiums received in the first three policy years, depending upon the agent's or broker's total life insurance sales for the Company. Expense allowances may also be payable to agents and brokers based upon premiums received. Commission amounts for contracts distributed by broker-dealers other than the principal underwriter will vary.


For the year ended December 31, 2000, the Company paid Princor Financial Services Corporation $122,352 to compensate registered representatives of the principal underwriter.


The Company has entered into a distribution agreement with Princor Financial Services Corporation. Princor Financial Services Corporation is the principal underwriter for Principal Variable Contracts Fund, Inc., a registered investment company organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.

OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION

The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation. The principal business address for each officer and director is: Principal Financial Group, Des Moines, Iowa 50392.


*JOHN E. ASCHENBRENNER              Director
*PATRICIA A. BARRY                  Assistant Corporate Secretary
*CRAIG L. BASSETT                   Treasurer
*MICHAEL T. DALEY                   Director
*RONALD L. DANILSON                 Executive Vice President and Chief
                                          Operating Officer
*DAVID J. DRURY                     Director
*RALPH C. EUCHER                    Director and President
*ARTHUR S. FILEAN                   Senior Vice President
*DENNIS P. FRANCIS                  Director
*PAUL N. GERMAIN                    Vice President - Mutual Fund Operations
*ERNEST H. GILLUM                         Vice President - Product Development
*J. BARRY GRISWELL                  Chairman of the Board and Director
*JOYCE N. HOFFMAN                         Vice President and Corporate Secretary
*JOHN R. LEPLEY                     President - Marketing and Distribution
*KELLY A. PAUL                      Assistant Vice President - Business Systems
                                          and Technology
*RICHARD L. PREY                    Director
  LAYNE A. RASMUSSEN                Controller - Mutual Funds
*MICHAEL J. ROUGHTON                Counsel
*JAMES F. SAGER                     Vice President
  JEAN B. SCHUSTEK                  Assistant Vice President - Registered
                                          Products
*KAREN E. SHAFF                     Director
*KIRK L. TIBBETTS                   Senior Vice President and Chief Financial
                                          Officer


EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS):


JOHN EDWARD ASCHENBRENNER          Executive Vice President
PAUL FRANCIS BOGNANNO              Senior Vice President
GARY MERLYN CAIN                   Senior Vice President
MICHAEL THOMAS DALEY               Executive Vice President
CHARLES ROBERT DUNCAN              Senior Vice President
DENNIS PAUL FRANCIS                Senior Vice President
MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial
                                       Officer
THOMAS JOHN GRAF                   Senior Vice President
ROBB BRYAN HILL                    Senior Vice President
JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON              Senior Vice President
ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
MARY AGNES O'KEEFE                 Senior Vice President
RICHARD LEO PREY                   Executive Vice President
KAREN ELIZABETH SHAFF              Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA              Senior Vice President
NORMAN RAUL SORENSEN               Senior Vice President
CARL CHANSON WILLIAMS              Senior Vice President and Chief Information
                                        Officer
LARRY DONALD ZIMPLEMAN             Senior Vice President


DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY

Principal Life Insurance Company is managed by a Board of Directors. The directors of the Company, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:


Name, Positions and Offices                Principal Occupation During Last 5 Years

BETSY  JANE BERNARD                        Executive Vice President, U.S. West since 1998. President and Chief Executive Officer,
Director                                   since 1998. President and Chief Executive Officer, AVIRNEX Communications Group
Member, Nominating Committee               since 1997. President and Chief Executive Officer, Pacific Bell Communications since
                                           1995.

JOCELYN CARTER-MILLER                      Corporate Vice President and Chief Marketing Officer, Motorola, Inc. since 1999.
Director                                   Vice President, 1998-1999; Vice President and General Manager, since 1997.
Member, Audit Committee                    Prior thereto,  Vice President of Latin American and Caribbean Operations of
                                           Motorola.

DAVID JAMES DRURY                          Chairman, Principal Life Insurance Company since 2000. Chairman and Chief Executive
Director, Chairman of the Board            Officer 1995-2000.
Chair, Executive Committee

CHARLES DANIEL GELATT, JR.                 President, NMT Corporation since 1986.
Director
Member, Executive Committee
Chair, Human Resources Committee

JOHN BARRY GRISWELL                        President and Chief Executive Officer, Principal Life Insurance Company since 2000.
Director                                   President 1998-2000; Executive Vice President 1996-1998; Senior Vice President 1991-1996.

CHARLES SAMUEL JOHNSON                     Retired. Executive Vice President of DuPont 1999-2000. Chairman, President and
Director                                   Chief  Executive Officer, Pioneer Hi-Bred International, Inc. 1996-1999; President
Member, Audit Committee                    and Chief Executive Officer 1995-1996; President and Chief Operating Officer 1995.

WILLIAM TURNBALL KERR                      Chairman, President & Chief Executive Officer, Meredith Corporation since 1998.
Director                                   President and Chief  Executive Officer, 1997-1998; President and Chief Operating
Member, Executive Committee and            Officer 1994-1997. Prior thereto, Executive Vice President.
Chair, Nominating Committee

LEE LIU                                    Chairman Alliant Energy Corporation since 1998. Chairman and Chief Executive
Director                                   Officer, IES Industries, Inc., 1996-1998. Prior thereto, Chairman, President and
Member, Executive and Human                Chief Executive Officer.
Resources Committees

VICTOR HENDRIK LOEWENSTEIN                 Managing Partner, Egon Zehnder International since 1979.
Director
Member, Nominating Committee

RONALD DALE PEARSON                        Chairman, President and Chief Executive Officer, Hy-Vee, Inc. since 1989.
Director
Member, Human Resources Committee

Name, Positions and Offices                Principal Occupation During Last 5 Years

FEDERICO FABIAN PENA                       Senior Advisor of Vestar Capital Partners since 1998. Secretary, U.S. Department of
Director                                   Energy 1996-1998; Secretary, U.S. Department of Transportation 1993-1996.
Member, Audit Committee

JOHN ROY PRICE                             Managing Director, The Chase Manhattan Corporation since 1996. Prior thereto,
Director                                   Managing Director, Chemical Banking Corporation.
Member, Nominating Committee

DONALD MITCHELL STEWART                    Senior Program Officer and Special Advisor to the President at the Carnegie
Director                                   Corporation of New York since 1999. President, The College Board, 1986-1999.
Member, Human Resources Committee

ELIZABETH EDITH TALLETT                    President & CEO of Dioscor, Inc. & Serex, Inc. since 1996. President and Chief
Director                                   Executive Officer, Transcell Technologies, Inc. 1992-1996.
Chair, Audit Committee

FRED WILLIAM WEITZ                         President and Chief Executive Officer, Essex Meadows, Inc. since 1995.
Director
Member, Human Resources Committee


STATE REGULATION OF PRINCIPAL LIFE INSURANCE COMPANY

The Company is organized under the laws of the State of Iowa and is subject to regulation by the Commissioner of Insurance of Iowa. An annual statement is filed with the Iowa Division of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of the Company and the Separate Account and verifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least every five years.

FEDERAL TAX MATTERS

The discussion contained herein is general in nature, is not an exhaustive discussion of all tax questions that might arise under the policies, and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws and no representation is made as to the likelihood of continuation of current federal income tax laws and treasury regulations or of current interpretations of the Internal Revenue Service.

While the Company reserves the right to make changes in the Policy to assure that it continues to qualify as life insurance for tax purposes, the Company cannot make any guarantee regarding the future tax treatment of any Policy. For complete information on the impact of changes with respect to the Policy and federal and state considerations, a qualified tax advisor should be consulted.

The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to the policyowner or beneficiary depends upon the Company's tax status, upon the terms of the Policy and upon the tax status of the individual concerned.

Tax Status of the Company and the Separate Account

The Company is taxed as an insurance company under Subchapter L of the Internal Revenue Code of 1986 (the "Code"). The Separate Account is not a separate taxable entity and its operations are taken into account by the Company in determining its income tax liability. All investment income and realized net capital gains on the assets of the separate account are reinvested and taken into account in determining Policy Values and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to the Company to the extent those items are applied to increase reserves associated with the policies.

Charges for Taxes

The Company imposes a federal tax charge equal to 1.25% of premiums received under the Policy to compensate for the federal income tax liability it incurs under Section 848 of the Code by reason of its receipt of premiums under the Policy. The Company believes that this charge is reasonable in relation to the increased tax burden it incurs as a result of Section 848. No other charge is currently made on the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, the Company reviews the appropriateness of charges to the Separate Account for the Company's federal income taxes, and in the future, a charge may be made for federal income taxes incurred by the Company that are attributable to the Separate Account.


Under current laws, the Company may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account.

Diversification Standards

In addition to other requirements imposed by the Code, a Policy will qualify as life insurance under the Code only if the diversification requirements of Code
Section 817(h) are satisfied by each Separate Account in which any of the Policy Values are held. To assure that each Policy continues to qualify as life insurance for federal income tax purposes, the Company intends to comply with Code Section 817(h) and the regulations thereunder.

Life Insurance Status of Policy

The Company believes that the Policy meets the statutory definition of life insurance under Code Section 7702 and that the policyowner and beneficiary of any Policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, the death benefit under the Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the Code. (Death benefits under a "modified endowment contract" as discussed below are treated in the same manner as death benefits under life insurance contracts that are not so classified.)

In addition, unless the Policy is a "modified endowment contract," in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, the policyowner will not be deemed to be in constructive receipt of the Policy Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a total or partial surrender of the Policy.

Modified Endowment Contract Status

A Policy will be a modified endowment contract if it satisfies the definition of life insurance set out in the Internal Revenue Code, but it either fails the additional "7-pay test" set forth in Code Section 7702A or was received in exchange for a modified endowment contract. A Policy will fail the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a Policy providing for guaranteed benefits upon the payment of seven level annual premiums. A Policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

 While the 7-pay test is generally applied as of the time the Policy is issued, certain changes in the contractual terms of a Policy will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the Policy to be retested as if it had originally been issued with the reduced death benefit.

In addition, if a "material change" occurs at any time while the Policy is in force, a new 7-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the 7-pay test. The term" material change" generally includes increases in death benefits, but does not include an increase in death benefits which is attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest with respect to such premiums.

Because the Policy provides for flexible premium payments, the Company has instituted procedures to monitor whether increases in death benefits or additional premium payments cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premium payments will be considered in these determinations.

If a Policy fails the 7-pay test, all distributions (including loans) occurring in the year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the 7-pay test. Under the Code, any distribution or loan made within two years prior to the date that a Policy fails the 7-pay test is considered to have been made in anticipation of the failure.

Policy Surrenders and Partial Surrenders

Upon a total surrender of a Policy, the policyowner will recognize ordinary income for federal tax purposes to the extent that the net surrender value exceeds the investment in the contract (the total of all premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial surrender from a Policy will depend upon whether the partial surrender results in a reduction of future benefits under the Policy and whether the Policy is a modified endowment contract.

If the Policy is not a modified endowment contract, the general rule is that a partial surrender from a Policy is taxable only to the extent that it exceeds the total investment in the contract. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction. In such a case, the Code prescribes a formula under which the policyowner may be taxed on all or a part of the amount distributed. After 15 years, cash distributions from a Policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the contract. The Company suggests that a policyowner consult with a tax advisor in advance of a proposed decrease in face amount or a partial surrender. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. In general, the amount which may be subject to tax is the excess of the Policy Value (both loaned and unloaned) over the previously unrecovered premiums paid.

Under certain circumstances, a distribution under a modified endowment contract (including a loan) may be taxable even though it exceeds the amount of accumulated income in the Policy. This can occur because for purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the Code requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such Policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a total surrender, a partial surrender or a loan), it may also be subject to a 10% penalty tax under Code Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individual policyowners. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantial equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Policy Loans and Interest Deductions

The Company also believes that under current law any loan received under the Policy will be treated as a Policy debt of a policyowner and that, unless the Policy is a modified endowment contract, no part of any loan under a Policy will constitute income to the policyowner. If the Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10 percent tax.

Code Section 264 imposes stringent limitations on the deduction of interest paid or accrued on loans in connection with a Policy. In addition, under the "personal" interest limitation provisions of Code Section 163, no deduction is allowed for interest on any Policy loan if the proceeds are used for personal purposes, even if the Policy and loan otherwise meet the requirements of Code
Section 264. The limitations on deductibility of personal interest may not apply to disallow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. The Company suggests consultation with a tax advisor for further guidance.

Corporate Alternative Minimum Tax

Ownership of a Policy by a corporation may affect the policyowner's exposure to the corporate alternative maximum tax. In determining whether it is subject to alternative minimum tax a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of (i) the premiums paid on that Policy in the year of death, and (ii) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

Exchange or Assignment of Policies

A change of the policyowner or the insured or an exchange or assignment of a Policy may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of a Policy may result in taxable income to the transferring policyowner. Further, Code Section 101(a) provides, subject to certain exceptions, that where a Policy has been transferred for value, only the portion of the death benefit which is equal to the total consideration paid for the Policy may be excluded from gross income. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.

Withholding

Under Section 3405 of the Code, withholding is generally required with respect to certain taxable distributions under insurance contracts. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. A Policyholder can elect to have either non-periodic or periodic payments made without withholding except where the policyowner's tax identification number has not been furnished to the Company or the Internal Revenue Service has notified the Company that the tax identification number furnished by the policyowner is incorrect.

Taxation of Accelerated Death Benefits

The Company provides accelerated death benefits based upon a lien method. It is unclear whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

Other Tax Issues

Federal  estate  and  state  and  local  estate,  inheritance,   and  other  tax
consequences   of  ownership  or  receipt  of  Policy  proceeds  depend  on  the circumstances of each policyowner or beneficiary.

EMPLOYEE BENEFIT PLANS

The United States Supreme Court has held, that, optional annuity benefits under a deferred compensation plan may not vary on the basis of sex. Policies are available for use in connection with such employment-related insurance and benefit plans which do not vary in any respect between male and female insureds of a particular age and underwriting classification.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Divisions thereof are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relate to the Separate Account.

LEGAL OPINION

Legal matters applicable to the issue and sale of the Policies, including the right of the Company to issue Policies under Iowa insurance law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.

INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company which are included in this registration statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere in the registration statement.

REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Separate Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Variable Life Separate Account (comprised of the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Fidelity Contrafund, Fidelity Equity Income, Fidelity High Income, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, Money Market, Putnam Global Asset Allocation, Putnam Vista, Putnam Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 9, 2001



                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Net Assets

                               December 31, 2000




Assets
Investments:
   Aggressive Growth Division:
     Aggressive Growth Account - 2,256,883 shares at net asset value of $20.37 per
       share (cost - $46,719,608)                                                             $  45,972,711
   Asset Allocation Division:
     Asset Allocation Account - 459,836 shares at net asset value of $12.02 per share
       (cost - $5,926,974)                                                                        5,527,233
   Balanced Division:
     Balanced Account - 776,244 shares at net asset value of $15.43 per share
       (cost - $12,067,919)                                                                      11,977,437
   Bond Division:
     Bond Account - 770,911 shares at net asset value of $11.78 per share
       (cost - $8,896,611)                                                                        9,081,333
   Capital Value Division:
     Capital Value Account - 928,689 shares at net asset value of $30.72 per share
       (cost - $30,823,307)                                                                      28,529,336
   Fidelity Contrafund Division:
     Fidelity Variable Insurance Products Fund II: Contrafund Portfolio -
       1,490,541 shares at net asset value of $23.74 per share (cost - $36,425,024)              35,385,437
   Fidelity Equity Income Division:
     Fidelity Variable Insurance Products Fund: Equity Income Portfolio -
       532,017 shares at net asset value of $25.52 per share (cost - $12,913,433)                13,577,072
   Fidelity High Income Division:
     Fidelity Variable Insurance Products Fund: High Income Portfolio - 222,675 shares
     at net asset value of $8.18 per share (cost - $2,400,343)                                    1,821,483
   Government Securities Division:
   Government Securities Account - 296,896 shares at net asset value of $11.43 per
       share (cost - $3,223,472)                                                                  3,393,527
   Growth Division:
     Growth Account - 897,141 shares at net asset value of $16.43 per share
       (cost - $17,838,029)                                                                      14,740,033
   High Yield Division:
     High Yield Account - 252,365 shares at net asset value of $6.41 per share
       (cost - $2,097,132)                                                                        1,617,658
   International Division:
     International Account - 1,247,631 shares at net asset value of $13.90 per share
       (cost - $18,775,878)                                                                      17,342,064
   International SmallCap Division:
     International SmallCap Account - 498,770 shares at net asset value of $13.87 per
       share (cost - $7,897,848)                                                             $    6,917,944
   LargeCap Stock Index Division:
     LargeCap Stock Index Account - 1,289,589 shares at net asset value of $9.52 per
       share (cost - $13,089,754)                                                                12,276,884
   MicroCap Division:
     MicroCap Account - 141,001 shares at net asset value of $9.00 per share
       (cost - $1,273,531)                                                                        1,269,013
   MidCap Division:
     MidCap Account - 1,088,559 shares at net asset value of $34.47 per share
       (cost - $35,764,004)                                                                      37,522,641
   MidCap Growth Division:
     MidCap Growth Account - 229,128 shares at net asset value of $10.46 per share
       (cost - $2,449,528)                                                                        2,396,679
   Money Market Division:
     Money Market Account - 18,255,616 shares at net asset value of $1.00 per share
       (cost - $18,255,616)                                                                      18,255,616
   Putnam Global Asset Allocation Division:
     Putnam Variable Trust: Global Asset Allocation Fund - 56,641 shares at net asset
       value of $16.67 per share (cost - $1,008,219)                                                944,197
   Putnam Vista Division:
     Putnam Variable Trust: Vista Fund - 267,808 shares at net asset value of $19.60
       per share (cost - $5,777,489)                                                              5,249,045
   Putnam Voyager Division:
     Putnam Variable Trust: Voyager Fund - 391,829 shares at net asset value of $48.64
       per share (cost - $21,821,310)                                                            19,058,561
   Real Estate Division:
     Real Estate Account - 97,332 shares at net asset value of $10.29 per share
       (cost - $971,240)                                                                          1,001,550
   SmallCap Division:
     SmallCap Account - 250,098 shares at net asset value of $7.83 per share
       (cost - $2,419,189)                                                                        1,958,266
   SmallCap Growth Division:
     SmallCap Growth Account - 540,051 shares at net asset value of $15.59 per share
       (cost - $10,019,989)                                                                       8,419,398
   SmallCap Value Division:
     SmallCap Value Account - 154,320 shares at net asset value of $11.26 per share
       (cost - $1,654,296)                                                                        1,737,646
   Utilities Division:
     Utilities Account - 111,991 shares at net asset value of $12.43 per share
       (cost - $1,295,546)                                                                        1,392,047

                                                                                          --------------------
                                        Combined net assets                                    $307,364,811
                                                                                          ====================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Net Assets (continued)

                                                           December 31, 2000




                                                                                    Unit
                                                                      Units         Value
                                                                  ----------------------------
                                                                  ----------------------------
Net assets are represented by:
   Aggressive Growth Division:
     PrinFlex Life                                                    2,464,515    $18.16         $  44,753,095
     Survivorship Variable Universal Life                               111,696     10.92             1,219,616
                                                                                                  -------------------
                                                                                                     45,972,711
   Asset Allocation Division:
     PrinFlex Life                                                      330,942     15.26             5,049,325
     Survivorship Variable Universal Life                                42,349     11.29               477,908
                                                                                                  --------------------
                                                                                                      5,527,233
   Balanced Division:
     Flex Variable Life                                                 121,505     29.95             3,639,550
     PrinFlex Life                                                      612,393     13.26             8,119,788
     Survivorship Variable Universal Life                                21,905      9.96               218,099
                                                                                                  --------------------
                                                                                                     11,977,437
   Bond Division:
     Flex Variable Life                                                  66,498     24.82             1,650,255
     PrinFlex Life                                                      582,589     12.45             7,253,705
     Survivorship Variable Universal Life                                16,360     10.84               177,373
                                                                                                  --------------------
                                                                                                      9,081,333
   Capital Value Division:
     Flex Variable Life                                                 220,576     36.53             8,056,286
     PrinFlex Life                                                    1,462,363     13.90            20,331,641
     Survivorship Variable Universal Life                                15,064      9.39               141,409
                                                                                                  --------------------
                                                                                                     28,529,336
   Fidelity Contrafund Division:
     PrinFlex Life                                                    1,870,108     18.27            34,165,250
     Survivorship Variable Universal Life                               115,073     10.60             1,220,187
                                                                                                  --------------------
                                                                                                     35,385,437
   Fidelity Equity Income Division:
     PrinFlex Life                                                      828,884     15.78            13,079,878
     Survivorship Variable Universal Life                                47,161     10.54               497,194
                                                                                                  --------------------
                                                                                                     13,577,072
   Fidelity High Income Division:
     PrinFlex Life                                                      191,185      9.24             1,766,502
     Survivorship Variable Universal Life                                 7,048      7.80                54,981
                                                                                                  --------------------
                                                                                                  --------------------
                                                                                                      1,821,483
   Government Securities Division:
     PrinFlex Life                                                      249,262     13.14             3,275,712
     Survivorship Variable Universal Life                                10,415     11.31               117,815
                                                                                                  --------------------
                                                                                                      3,393,527

   Growth Division:
     PrinFlex Life                                                      918,036    $15.40         $  14,141,233
     Survivorship Variable Universal Life                                61,041      9.81               598,800
                                                                                                  --------------------
                                                                                                     14,740,033

   High Yield Division - Flex Variable Life                              78,929     20.50             1,617,658

   International Division:
     PrinFlex Life                                                    1,218,442     13.91            16,951,351
     Survivorship Variable Universal Life                                36,854     10.60               390,713
                                                                                                  --------------------
                                                                                                     17,342,064
   International SmallCap Division:
     PrinFlex Life                                                      410,158     15.53             6,369,250
     Survivorship Variable Universal Life                                41,551     13.21               548,694
                                                                                                  --------------------
                                                                                                      6,917,944
   LargeCap Stock Index Division:
     PrinFlex Life                                                    1,160,433      9.98            11,581,287
     Survivorship Variable Universal Life                                69,432     10.02               695,597
                                                                                                  --------------------
                                                                                                     12,276,884
   MicroCap Division:
     PrinFlex Life                                                       93,698      9.07               849,676
     Survivorship Variable Universal Life                                41,040     10.22               419,337
                                                                                                  --------------------
                                                                                                      1,269,013
   MidCap Division:
     Flex Variable Life                                                 270,410     52.38            14,164,162
     PrinFlex Life                                                    1,440,670     16.15            23,270,443
     Survivorship Variable Universal Life                                 6,883     12.79                88,036
                                                                                                  --------------------
                                                                                                     37,522,641
   MidCap Growth Division:
     PrinFlex Life                                                      198,779     11.62             2,308,819
     Survivorship Variable Universal Life                                 7,481     11.75                87,860
                                                                                                  --------------------
                                                                                                      2,396,679
   Money Market Division:
     Flex Variable Life                                                  26,328     17.93               472,119
     PrinFlex Life                                                    1,384,368     12.24            16,941,801
     Survivorship Variable Universal Life                                77,857     10.81               841,696
                                                                                                  --------------------
                                                                                                     18,255,616
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                                       77,748     10.94               850,940
     Survivorship Variable Universal Life                                 9,026     10.33                93,257
                                                                                                  --------------------
                                                                                                        944,197
   Putnam Vista Division:
     PrinFlex Life                                                      326,362    $15.38        $    5,018,092
     Survivorship Variable Universal Life                                17,302     13.35               230,953
                                                                                                  --------------------
                                                                                                      5,249,045
   Putnam Voyager Division:
     PrinFlex Life                                                    1,227,585     14.30            17,553,809
     Survivorship Variable Universal Life                               126,566     11.89             1,504,752
                                                                                                  --------------------
                                                                                                     19,058,561
   Real Estate Division
     PrinFlex Life                                                       62,805     11.70               734,933
     Survivorship Variable Universal Life                                21,169     12.59               266,617
                                                                                                  --------------------
                                                                                                  --------------------
                                                                                                      1,001,550
   SmallCap Division:
     PrinFlex Life                                                      184,090     10.13             1,865,420
     Survivorship Variable Universal Life                                 8,807     10.54                92,846
                                                                                                  --------------------
                                                                                                      1,958,266
   SmallCap Growth Division:
     PrinFlex Life                                                      446,771     17.29             7,725,206
     Survivorship Variable Universal Life                                50,714     13.69               694,192
                                                                                                  --------------------
                                                                                                      8,419,398
   SmallCap Value Division:
     PrinFlex Life                                                      127,733     12.80             1,635,453
     Survivorship Variable Universal Life                                 7,444     13.72               102,193
                                                                                                  --------------------
                                                                                                      1,737,646
   Utilities Division:
     PrinFlex Life                                                       89,322     14.09             1,258,486
     Survivorship Variable Universal Life                                11,415     11.71               133,561
                                                                                                  --------------------
                                                                                                      1,392,047
                                                                                                  --------------------
Combined net assets                                                                                $307,364,811
                                                                                                  ====================



See accompanying notes.





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                       Statements of Operations

                                             Years ended December 31, 2000, 1999 and 1998




                                                                                                 Aggressive
                                                                                                   Growth
                                                                                  Combined        Division
                                                                               ---------------- --------------

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                   $   2,481,753    $     -
   Capital gains distributions                                                    18,866,822       1,219,532
                                                                               ---------------- --------------
                                                                                  21,348,575       1,219,532
Expenses:
   Mortality and expense risks                                                     2,348,094         357,859
                                                                               ---------------- --------------
Net investment income (loss)                                                      19,000,481         861,673

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          (111,246)        146,570
Change in net unrealized appreciation or depreciation of investments             (32,833,683)     (7,649,724)
                                                                               ----------------  --------------
Net increase (decrease) in net assets resulting from operations                 $(13,944,448)    $(6,641,481)
                                                                               ================ ==============

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                   $   3,065,326    $
                                                                                                           -
   Capital gains distributions                                                     9,306,861       2,005,405
                                                                               ---------------- --------------
                                                                                  12,372,187       2,005,405
Expenses:
   Mortality and expense risks                                                     1,367,910         182,021
                                                                               ---------------- --------------
Net investment income (loss)                                                      11,004,277       1,823,384

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           646,392          88,148
Change in net unrealized appreciation or depreciation of investments              11,074,319       6,010,958
                                                                               ---------------- --------------
Net increase (decrease) in net assets resulting from operations                 $ 22,724,988     $ 7,922,490
                                                                               ================ ==============

Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                   $   1,927,629    $      25,269
   Capital gains distributions                                                     3,545,632         576,813
                                                                               ---------------- --------------
                                                                                   5,473,261         602,082
Expenses:
   Mortality and expense risks                                                       736,803          74,911
                                                                               ---------------- --------------
Net investment income (loss)                                                       4,736,458         527,171

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         1,677,430          11,214
Change in net unrealized appreciation or depreciation of investments               1,393,781         947,122
                                                                               ---------------- --------------
Net increase (decrease) in net assets resulting from operations                $   7,807,669     $ 1,485,507
                                                                               ================ ==============


See accompanying notes.





                                                                                    Asset                              Capital Value
                                                                                 Allocation     Balanced       Bond      Division
                                                                                  Division      Division     Division
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
     Income:
        Dividends                                                                 $140,582      $   -         $    -    $    448,738
        Capital gains distributions                                                401,133          -              -         135,404
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    41,715           -              -       584,142
      Expenses:
        Mortality and expense risks                                                 37,864     104,162         70,481       253,147
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       503,851    (104,162)       (70,481)      330,995

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           9,480     (52,909)       (67,172)     (899,891)
Change in net unrealized appreciation or depreciation of investments              (522,565)     67,563        710,421       950,640
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   (9,234)  $ (89,508)     $ 572,768  $    381,744
====================================================================================================================================
Year ended December 31, 1999
Investment income (loss)
     Income:
        Dividends                                                                $  72,994    $421,363      $ 423,106  $    631,298
        Capital gains distributions                                                220,018     458,007              -     3,121,167
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   293,012     879,370        423,106     3,752,465
   Expenses:
Mortality and expense risks                                                         20,257      93,638         47,388       227,884
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       272,755     785,732        375,718     3,524,581

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          18,368      77,332         (8,182)      207,213
Change in net unrealized appreciation or depreciation of investments               136,643    (695,498)      (552,153)   (5,167,258)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $427,766    $167,566      $(184,617)  $(1,435,464)
====================================================================================================================================

Year ended December 31, 1998
Investment income (loss)
     Income:
           Dividends                                                             $  37,595    $278,168      $ 200,418  $    398,541
           Capital gains distributions                                              39,061     298,323          2,083       748,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    76,656     576,491        202,501     1,146,641
   Expenses:
Mortality and expense risks                                                          9,173      63,126         24,494       136,738
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        67,483     513,365        178,007     1,009,903

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          (1,770)    161,523         33,503       281,655
Change in net unrealized appreciation or depreciation of investments                10,057     118,060        (19,726)      461,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $  75,770    $792,948      $ 191,784   $ 1,752,648
====================================================================================================================================



                                                                                       Fidelity
                                                                                      Contrafund
                                                                                       Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
     Income:
        Dividends                                                                $       84,138
        Capital gains distributions                                                   3,054,223
--------------------------------------------------------------------------------------------------
                                                                                     3,138,361
      Expenses:
        Mortality and expense risks                                                    254,559
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         2,883,802

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              32,714
Change in net unrealized appreciation or depreciation of investments                (5,395,041)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $(2,478,525)
==================================================================================================
Year ended December 31, 1999
Investment income (loss)
     Income:
        Dividends                                                                $      45,256
        Capital gains distributions                                                    331,881
--------------------------------------------------------------------------------------------------
                                                                                       377,137
   Expenses:
Mortality and expense risks                                                            115,541
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           261,596

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              36,522
Change in net unrealized appreciation or depreciation of investments                 3,000,192
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $ 3,298,310
==================================================================================================

Year ended December 31, 1998
Investment income (loss)
     Income:
           Dividends                                                              $     17,790
           Capital gains distributions                                                 130,883
--------------------------------------------------------------------------------------------------
                                                                                       148,673
   Expenses:
Mortality and expense risks                                                             37,872
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           110,801

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              12,594
Change in net unrealized appreciation or depreciation of investments                 1,240,221
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $1,363,616
==================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998





                                                                                    Fidelity      Fidelity High     Government
                                                                                 Equity Income   Income Division    Securities
                                                                                    Division                         Division

                                                                                 --------------- ---------------- --------------

Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                         $167,161       $ 112,140     $           -
   Capital gains distributions                                                        629,770               -                -
                                                                                 --------------- ---------------- --------------
                                                                                      796,931         112,140                -
Expenses:
   Mortality and expense risks                                                        100,688          16,875           24,903
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                          696,243          95,265          (24,903)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            (36,409)        (46,430)         (73,232)
Change in net unrealized appreciation or depreciation of investments                  320,251        (528,218)         358,676
                                                                                --------------- ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                      $980,085       $(479,383)        $260,541
                                                                                 =============== ================ ==============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                        $  81,671       $ 107,614         $181,309
   Capital gains distributions                                                        180,535           4,023                -
                                                                                 --------------- ---------------- --------------
                                                                                      262,206         111,637          181,309
Expenses:
   Mortality and expense risks                                                         66,774          12,593           29,098
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                          195,432          99,044          152,211
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                             26,811         (18,366)         (23,023)
Change in net unrealized appreciation or depreciation of investments                   51,551           9,792         (179,101)
                                                                                 --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                      $273,794       $  90,470        $ (49,913)
                                                                                 =============== ================ ==============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                        $  18,251       $  31,106         $111,671
   Capital gains distributions                                                         64,952          19,765                -
                                                                                 --------------- ---------------- --------------
                                                                                       83,203          50,871          111,671
Expenses:
   Mortality and expense risks                                                         24,478           7,171           14,161
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                           58,725          43,700           97,510
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              5,628         (11,177)           1,370
Change in net unrealized appreciation or depreciation of investments                  219,300         (81,364)          (6,358)
                                                                                 --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                      $283,653       $ (48,841)       $  92,522
                                                                                 =============== ================ ==============
(1)   Commenced operations May 1, 1998.
(2)   Commenced operations May 1, 1999.
See accompanying notes.





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998






                                                                                   Growth
                                                                                  Division
                                                                                --------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                    $     -
   Capital gains distributions                                                     2,991,447
                                                                                --------------
                                                                                   2,991,447
Expenses:
   Mortality and expense risks                                                       120,729
                                                                                --------------
Net investment income (loss)                                                       2,870,718
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            27,791
Change in net unrealized appreciation or depreciation of investments              (4,702,775)
                                                                                  --------------
Net increase (decrease) in net assets resulting from operations                  $(1,804,266)
                                                                                ==============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                    $     61,438
   Capital gains distributions                                                        26,610
                                                                                --------------
                                                                                      88,048
Expenses:
   Mortality and expense risks                                                        65,974
                                                                                --------------
Net investment income (loss)                                                          22,074
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            35,999
Change in net unrealized appreciation or depreciation of investments               1,136,770
                                                                                --------------
Net increase (decrease) in net assets resulting from operations                 $  1,194,843
                                                                                ==============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                    $     46,962
   Capital gains distributions                                                        44,586
                                                                                --------------
                                                                                      91,548
Expenses:
   Mortality and expense risks                                                        22,163
                                                                                --------------
Net investment income (loss)                                                          69,385
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                             8,386
Change in net unrealized appreciation or depreciation of investments                 437,013
                                                                                --------------
Net increase (decrease) in net assets resulting from operations                 $    514,784
                                                                                ==============
(1)   Commenced operations May 1, 1998.
(2)   Commenced operations May 1, 1999.
See accompanying notes.







                                                                                  High                        International
                                                                                  Yield      International      SmallCap
                                                                                Division        Division      Division (1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
    Income:
       Dividends                                                                 $159,252    $    115,474    $         -
       Capital gains distributions                                                      -         687,531           362,609
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  159,252         803,005           362,609
  Expenses:
        Mortality and expense risks                                                12,260         139,590            45,118
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      146,992         663,415           317,491
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (36,162)         10,274           137,726
Change in net unrealized appreciation or depreciation of investments             (199,645)     (2,202,921)       (1,565,735)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (88,815)    $(1,529,232)      $(1,110,518)
=============================================================================================================================

Year ended December 31, 1999
Investment income (loss)
    Income:
        Dividends                                                                $156,525     $   331,297    $     -
        Capital gains distributions                                                     -       1,187,285            77,693
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  156,525       1,518,582            77,693
  Expenses:
        Mortality and expense risks                                                15,977          88,959             6,069
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      140,548       1,429,623            71,624
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (83,063)         34,900            29,313
Change in net unrealized appreciation or depreciation of investments              (35,529)        942,834           570,819
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  21,956      $2,407,357      $    671,756
=============================================================================================================================

Year ended December 31, 1998
Investment income (loss)
    Income:
        Dividends                                                                $202,766     $   118,274    $          851
        Capital gains distributions                                                     -         238,049                 -
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  202,766         356,323               851
  Expenses:
        Mortality and expense risks                                                16,917          47,404               732
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      185,849         308,919               119
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         (1,713)          5,582              (148)
Change in net unrealized appreciation or depreciation of investments             (222,572)         (8,068)           15,012
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (38,436)    $   306,433     $      14,983
=============================================================================================================================







                                                                                   LargeCap
                                                                                  Stock Index     MicroCap
                                                                                 Division (2)   Division (1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
    Income:
       Dividends                                                                  $   102,989     $  6,198
       Capital gains distributions                                                     41,453            -
--------------------------------------------------------------------------------------------------------------
                                                                                      144,442        6,198
  Expenses:
        Mortality and expense risks                                                    72,122        7,677
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           72,320       (1,479)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                153       32,846
Change in net unrealized appreciation or depreciation of investments               (1,133,899)        (737)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $(1,061,426)     $30,630
==============================================================================================================

Year ended December 31, 1999
Investment income (loss)
    Income:
        Dividends                                                                $     27,669    $     614
        Capital gains distributions                                                    35,810            -
--------------------------------------------------------------------------------------------------------------
                                                                                       63,479          614
  Expenses:
        Mortality and expense risks                                                    15,615        2,622
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           47,864       (2,008)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                377          539
Change in net unrealized appreciation or depreciation of investments                  321,029       (4,874)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $    369,270     $ (6,343)
==============================================================================================================

Year ended December 31, 1998
Investment income (loss)
    Income:
        Dividends                                                                $          -       $  620
        Capital gains distributions                                                         -            -
--------------------------------------------------------------------------------------------------------------
                                                                                            -          620
  Expenses:
        Mortality and expense risks                                                         -          326
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                -          294
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                  -         (681)
Change in net unrealized appreciation or depreciation of investments                        -        1,093
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $          -       $  706
==============================================================================================================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998





                                                                                            MidCap       Money Market
                                                                             MidCap         Growth         Division
                                                                            Division     Division (1)
                                                                         --------------- -------------- ---------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                             $    96,220      $    4,159       $947,987
   Capital gains distributions                                             6,502,170         199,447              -
                                                                         --------------- -------------- ---------------
                                                                           6,598,390         203,606        947,987
Expenses:
   Mortality and expense risks                                               272,454          13,595        185,639
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               6,325,936         190,011        762,348
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   396,277          26,224              -
Change in net unrealized appreciation or depreciation of investments      (2,361,754)       (163,442)             -
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations           $4,360,459      $   52,793       $762,348
                                                                         =============== ============== ===============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                             $    93,198     $     1,567       $407,602
   Capital gains distributions                                             1,313,207               -              -
                                                                         --------------- -------------- ---------------
                                                                           1,406,405           1,567        407,602
Expenses:
   Mortality and expense risks                                               228,629           5,079         93,734
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               1,177,776          (3,512)       313,868
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   142,810           9,001              -
Change in net unrealized appreciation or depreciation of investments       2,019,372          82,583              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations           $3,339,958       $  88,072       $313,868
                                                                         =============== ============== ===============
                                                                         =============== ============== ===============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                             $   146,679     $         -       $290,641
   Capital gains distributions                                             1,383,017               -              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
                                                                           1,529,696               -        290,641
Expenses:
   Mortality and expense risks                                               185,626             637         67,849
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               1,344,070            (637)       222,792
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 1,170,701             249              -
Change in net unrealized appreciation or depreciation of investments      (1,927,129)         28,009              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations          $   587,642       $  27,621       $222,792
                                                                         =============== ============== ===============
(1)   Commenced operations May 1, 1998.

See accompanying notes.


                                                                           Putnam Global
                                                                          Asset Allocation
                                                                            Division (1)
                                                                         --------------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                $    9,533
   Capital gains distributions                                                  51,153
                                                                         --------------------
                                                                                60,686
Expenses:
   Mortality and expense risks                                                   6,544
                                                                         --------------------
Net investment income (loss)                                                    54,142
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                      (1,478)
Change in net unrealized appreciation or depreciation of investments           (91,512)
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $  (38,848)
                                                                         ====================
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $    3,412
   Capital gains distributions                                                   9,719
                                                                         --------------------
                                                                                13,131
Expenses:
   Mortality and expense risks                                                   2,385
                                                                         --------------------
Net investment income (loss)                                                    10,746
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                       4,668
Change in net unrealized appreciation or depreciation of investments            23,177
                                                                         --------------------
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $   38,591
                                                                         ====================
                                                                         ====================
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                $        -
   Capital gains distributions                                                       -
                                                                         --------------------
                                                                         --------------------
                                                                                     -
Expenses:
   Mortality and expense risks                                                     120
                                                                         --------------------
                                                                         --------------------
Net investment income (loss)                                                      (120)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         140
Change in net unrealized appreciation or depreciation of investments             4,313
                                                                         --------------------
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $    4,333
                                                                         ====================
(1)   Commenced operations May 1, 1998.

See accompanying notes.




                                                                                Putnam Vista  Putnam Voyager
                                                                                Division (1)   Division (1)    Real Estate
                                                                                                               Division (1)
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------

  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                                  $     -     $        778       $37,862
        Capital gains distributions                                                 20,972        1,650,707            -
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                    20,972        1,651,485        37,862
    Expenses:
  Mortality and expense risks                                                       27,026          134,312        2,771
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      (6,054)       1,517,173       35,091
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                        23,433               25       12,346
  Change in net unrealized appreciation or depreciation of investments            (730,737)      (5,168,799)      35,647
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $(713,358)     $(3,651,601)      $83,084
  ===========================================================================================================================
  Year ended December 31, 1999
  Investment income (loss)
      Income:
    Dividends                                                                   $        -     $       1,764      $  3,569

  Capital gains distributions                                                       62,859          163,482            -
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                    62,859          165,246          3,569
    Expenses:
        Mortality and expense risks                                                  2,960           29,437            376
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      59,899          135,809          3,193
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                         5,780           16,417           (785)
  Change in net unrealized appreciation or depreciation of investments             181,556        2,300,449         (5,017)
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $ 247,235     $  2,452,675       $ (2,609)
  ===========================================================================================================================
  ===========================================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                               $        -     $          -       $    867

  Capital gains distributions                                                            -                -            -
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                         -                -            867
    Expenses:
        Mortality and expense risks                                                    174            1,414             56
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                        (174)          (1,414)           811
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                           252               45           (64)
  Change in net unrealized appreciation or depreciation of investments              20,737          105,601          (320)
  ===========================================================================================================================
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations               $   20,815     $    104,232       $    427
  ===========================================================================================================================





                                                                                                  SmallCap
                                                                                   SmallCap        Growth
                                                                                 Division (1)   Division (1)
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                               $      5,550   $           -
        Capital gains distributions                                                  273,379         492,430
  -------------------------------------------------------------------------------------------------------------
                                                                                     278,929         492,430
    Expenses:
  Mortality and expense risks                                                         16,009          56,013
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                       262,920         436,417
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          28,981          71,121
  Change in net unrealized appreciation or depreciation of investments              (618,008)     (2,338,388)
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                  $(326,107)    $(1,830,850)
  =============================================================================================================
  Year ended December 31, 1999
  Investment income (loss)
      Income:
    Dividends                                                                   $        331   $
                                                                                                           -
  Capital gains distributions                                                         88,145          19,242
  -------------------------------------------------------------------------------------------------------------
                                                                                      88,476          19,242
    Expenses:
        Mortality and expense risks                                                    4,836           5,327
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                        83,640          13,915
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          10,826          30,664
  Change in net unrealized appreciation or depreciation of investments               145,118         705,827
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations               $    239,584   $     750,406
  =============================================================================================================
  =============================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                                         24   $     -

  Capital gains distributions                                                              -         -
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
                                                                                          24               -
    Expenses:
        Mortality and expense risks                                                      557             385
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          (533)           (385)
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                             (75)            (20)
  Change in net unrealized appreciation or depreciation of investments                11,967          31,970
  =============================================================================================================
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                 $   11,359   $      31,565
  =============================================================================================================




                                                                                SmallCap Value
                                                                                 Division (1)     Utilities
                                                                                                 Division (1)

  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------

  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                               $    16,994    $      25,998
        Capital gains distributions                                                 131,634           21,828
  -------------------------------------------------------------------------------------------------------------
                                                                                    148,628           47,826
    Expenses:
        Mortality and expense risks                                                   8,739            6,958
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      139,889           40,868
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                        127,192           19,284
  Change in net unrealized appreciation or depreciation of investments                 (543)          97,562
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                  $266,538         $157,714
  =============================================================================================================

  Year ended December 31, 1999
  Investment income (loss)
      Income:
        Dividends                                                               $     3,592       $    8,137
        Capital gains distributions                                                       -            1,773
  -------------------------------------------------------------------------------------------------------------
                                                                                      3,592            9,910
    Expenses:
        Mortality and expense risks                                                   2,821            1,916
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          771            7,994
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          2,968            1,155
  Change in net unrealized appreciation or depreciation of investments               78,477           (3,398)
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                 $  82,216       $    5,751
  =============================================================================================================
  =============================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                              $        512      $       624
        Capital gains distributions                                                       -                -
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
                                                                                        512              624
    Expenses:
  Mortality and expense risks                                                           255               64
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          257              560
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                           (136)             372
  Change in net unrealized appreciation or depreciation of investments                5,416            2,337
  =============================================================================================================
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $    5,537       $    3,269
  =============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                  Statements of Changes in Net Assets

                                                     Year ended December 31, 2000





                                                                                               Aggressive         Asset
                                                                                            Growth Division    Allocation
                                                                               Combined                         Division

                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------


Net assets at January 1, 2000                                                  $214,751,457    $33,093,420       $3,132,463

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                  19,000,481        861,673          503,851
   Net realized gains (losses) on investments                                      (111,246)       146,570            9,480
   Change in net unrealized appreciation or depreciation of investments         (32,833,683)    (7,649,724)        (522,565)
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (13,944,448)    (6,641,481)          (9,234)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes
                                                                                255,193,157     29,758,309        3,289,056
   Contract terminations and surrenders                                          (6,730,897)      (902,757)         (65,587)
   Death benefit payments                                                          (213,260)       (19,750)               -
   Policy loan transfers                                                         (4,161,013)      (797,276)         (26,235)
   Transfers to other contracts                                                (108,204,769)    (3,750,874)        (365,808)
   Cost of insurance and administration charges                                 (26,531,044)    (4,191,357)        (385,961)
   Surrender charges                                                             (2,794,372)      (575,523)         (41,461)
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Increase (decrease) in net assets from policy related transactions              106,557,802     19,520,772        2,404,004
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Total increase (decrease)                                                        92,613,354     12,879,291        2,394,770
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Net assets at December 31, 2000                                                $307,364,811    $45,972,711       $5,527,233
                                                                            ===================================================
                                                                            ---------------------------------------------------




                                                                                Balanced           Bond
                                                                                Division         Division

                                                                            ----------------------------------
                                                                            ----------------------------------


Net assets at January 1, 2000                                                   $12,297,279      $6,647,735


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                                    (104,162)        (70,481)
   Net realized gains (losses) on investments                                       (52,909)        (67,172)
   Change in net unrealized appreciation or depreciation of investments              67,563         710,421

                                                                            ----------------------------------
                                                                            ----------------------------------

Net increase (decrease) in net assets resulting from operations                     (89,508)        572,768


Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes

                                                                                  4,313,099      4,695,877
   Contract terminations and surrenders                                            (453,456)       (224,651)
   Death benefit payments                                                           (21,288)         (6,705)
   Policy loan transfers                                                           (227,754)       (112,479)
   Transfers to other contracts                                                  (2,699,004)     (1,602,705)
   Cost of insurance and administration charges                                  (1,007,392)       (813,559)
   Surrender charges                                                               (134,539)        (74,948)

                                                                            ----------------------------------
                                                                            ----------------------------------

Increase (decrease) in net assets from policy related transactions                 (230,334)      1,860,830

                                                                            ----------------------------------
                                                                            ----------------------------------

Total increase (decrease)                                                          (319,842)      2,433,598

                                                                            ----------------------------------
                                                                            ----------------------------------

Net assets at December 31, 2000                                                 $11,977,437      $9,081,333

                                                                            ==================================

See accompanying notes.






                                                            Capital         Fidelity         Fidelity       Fidelity High
                                                             Value         Contrafund      Equity Income   Income Division
                                                            Division        Division         Division
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------


Net assets at January 1, 2000                               $28,453,464     $21,683,086     $  9,373,498      $1,560,663

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                    330,995       2,883,802          696,243          95,265
Net realized gains (losses) on investments                     (899,891)         32,714          (36,409)        (46,430)
Change in net unrealized appreciation or
        depreciation of investments                             950,640      (5,395,041)         320,251        (528,218)

------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------

Net increase (decrease) in net assets
        resulting from operations                               381,744      (2,478,525)         980,085        (479,383)

Policy related transactions:
Net premium payments, less sales charges and
        applicable premium taxes                             11,696,805      23,219,618        7,043,890       1,436,160
Contract terminations and surrenders                           (992,682)       (498,142)        (184,398)        (32,423)
Death benefit payments                                          (43,189)         (9,707)          (1,690)           (420)
Policy loan transfers                                          (528,453)       (592,880)          94,665          18,764
Transfers to other contracts                                 (7,517,529)     (2,678,220)      (2,545,534)       (444,922)
Cost of insurance and administration charges                 (2,638,433)     (2,940,509)      (1,065,441)       (178,932)
Surrender charges                                              (282,391)       (319,284)        (118,003)        (20,496)
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Increase (decrease) in net assets from policy
        related transactions                                   (305,872)     16,180,876        3,223,489         740,203
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Total increase (decrease)                                        75,872      13,702,351        4,203,574         260,820
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Net assets at December 31, 2000                             $28,529,336     $35,385,437      $13,577,072      $1,821,483
======================================================================== ================ ================ ================







                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 2000




                                                            Government

                                                            Securities    Growth Division    High Yield     International
                                                             Division                         Division        Division

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 2000                                $3,117,503      $10,738,427       $1,689,069     $13,191,433

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                 (24,903)       2,870,718          146,992         663,415
   Net realized gains (losses) on investments                   (73,232)          27,791          (36,162)         10,274
   Change in net unrealized appreciation
        or depreciation of investments                          358,676       (4,702,775)        (199,645)     (2,202,921)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Net increase (decrease) in net assets resulting
        from operations                                         260,541       (1,804,266)         (88,815)     (1,529,232)


Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                          1,932,137        9,674,355          301,781      10,086,587
   Contract terminations and surrenders                         (37,495)        (275,368)         (78,725)       (302,768)
   Death benefit payments                                        (3,138)         (10,239)               -         (10,052)
   Policy loan transfers                                       (102,846)        (262,492)           2,087        (232,123)
   Transfers to other contracts                              (1,496,351)      (1,629,892)        (107,800)     (2,294,330)
   Cost of insurance and administration charges                (253,121)      (1,514,952)         (95,536)     (1,374,849)
   Surrender charges                                            (23,703)        (175,540)         (4,403)        (192,602)
                                                            -------------------------------------------------------------
                                                            -------------------------------------------------------------
Increase (decrease) in net assets from policy
        related transactions                                     15,483        5,805,872           17,404       5,679,863
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Total increase (decrease)                                       276,024        4,001,606          (71,411)      4,150,631
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net assets at December 31, 2000                              $3,393,527      $14,740,033       $1,617,658     $17,342,064
                                                            ===============================================================
See accompanying notes.





                                                                               International     LargeCap
                                                                                 SmallCap      Stock Index     MicroCap
                                                                                 Division        Division      Division
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                   $  1,960,477   $  6,704,714   $   452,739

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         317,491         72,320        (1,479)
Net realized gains (losses) on investments                                           137,726            153        32,846
Change in net unrealized appreciation or depreciation of investments              (1,565,735)    (1,133,899)         (737)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   (1,110,518)    (1,061,426)       30,630

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              10,571,353      7,825,895     1,556,542
Death benefit payments                                                               (68,238)       (34,473)      (13,200)
Policy loan transfers                                                                 (1,345)          (259)            -
Transfers to other contracts                                                         (92,701)       (92,383)         (461)
Cost of insurance and administration charges                                      (3,708,043)      (452,491)     (672,095)
Surrender charges                                                                   (589,904)      (589,691)      (76,798)
Increase (decrease) in net assets from policy related transactions                   (43,137)       (23,002)       (8,344)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          6,067,985      6,633,596       785,644
--------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 2000                                                    4,957,467      5,572,170       816,274
--------------------------------------------------------------------------------------------------------------------------
                                                                                $  6,917,944    $12,276,884    $1,269,013
==========================================================================================================================






                                                                                              MidCap Growth
                                                                              MidCap Division    Division

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                    $30,767,163   $   978,046

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       6,325,936       190,011
Net realized gains (losses) on investments                                           396,277        26,244
Change in net unrealized appreciation or depreciation of investments              (2,361,754)     (163,442)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    4,360,459        52,793

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              11,608,618     1,843,915
Death benefit payments                                                            (1,516,159)      (25,571)
Policy loan transfers                                                                (69,784)            -
Transfers to other contracts                                                        (603,290)      (10,834)
Cost of insurance and administration charges                                      (4,166,416)     (251,257)
Surrender charges                                                                 (2,529,480)     (174,248)
Increase (decrease) in net assets from policy related transactions                  (328,470)      (16,165)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          2,395,019     1,365,840
-------------------------------------------------------------------------------------------------------------
Net assets at December 31, 2000                                                    6,755,478     1,418,633
-------------------------------------------------------------------------------------------------------------
                                                                                 $37,522,641    $2,396,679
=============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 2000





                                                                            Money Market     Putnam Global       Putnam Vista
                                                                              Division      Asset Allocation       Division

                                                                                                Division
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------


Net assets at January 1, 2000                                                 $14,455,480        $422,470        $   895,165


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                                   762,348          54,142             (6,054)
   Net realized gains (losses) on investments                                           -          (1,478)            23,433
   Change in net unrealized appreciation or depreciation of investments                 -         (91,512)          (730,737)
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   762,348         (38,848)          (713,358)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes
                                                                               72,946,715         829,996          5,897,773
   Contract terminations and surrenders                                          (535,850)        (12,947)           (36,043)
   Death benefit payments                                                               -               -             (6,712)
   Policy loan transfers                                                          (61,746)         (1,036)           (91,942)
   Transfers to other contracts                                               (66,548,940)       (149,689)          (345,652)
   Cost of insurance and administration charges                                (2,665,403)        (96,360)          (327,401)
   Surrender charges                                                              (96,988)         (9,389)           (22,785)
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Increase (decrease) in net assets from policy related transactions              3,037,788         560,575          5,067,238
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Total increase (decrease)                                                       3,800,136         521,727          4,353,880
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Net assets at December 31, 2000                                               $18,255,616        $944,197         $5,249,045
                                                                           =========================================================

See accompanying notes.






                                                                           Putnam Voyager
                                                                              Division


                                                                           -----------------
                                                                           -----------------
Net assets at January 1, 2000                                              $  8,742,337

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                               1,517,173
   Net realized gains (losses) on investments                                        25
   Change in net unrealized appreciation or depreciation of investments      (5,168,799)
                                                                           -----------------
                                                                           -----------------
Net increase (decrease) in net assets resulting from operations              (3,651,601)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes      18,048,445
                                                                                (302,693)
   Contract terminations and surrenders                                           (5,327)
   Death benefit payments                                                       (319,487)
   Policy loan transfers                                                      (1,421,158)
   Transfers to other contracts                                               (1,837,210)
   Cost of insurance and administration charges                                 (194,745)
   Surrender charges
                                                                           -----------------
                                                                           -----------------
Increase (decrease) in net assets from policy related transactions            13,967,825
                                                                           -----------------
                                                                           -----------------
Total increase (decrease)                                                     10,316,224
                                                                           -----------------
                                                                           -----------------
Net assets at December 31, 2000                                              $19,058,561
                                                                           =================


                                                                                                                SmallCap
                                                                               Real Estate      SmallCap         Growth
                                                                                 Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                  $     73,623     $1,099,108      $2,161,250

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         35,091        262,920         436,417
Net realized gains (losses) on investments                                           12,346         28,981          71,121
Change in net unrealized appreciation or depreciation of investments                 35,647       (618,008)     (2,338,388)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                      83,084       (326,107)     (1,830,850)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              1,174,224      1,965,594       9,746,782
Death benefit payments                                                               (6,695)       (31,790)        (73,949)
Policy loan transfers                                                                  (109)           (23)         (1,523)
Transfers to other contracts                                                         (1,248)        53,381        (105,922)
Cost of insurance and administration charges                                       (232,118)      (584,563)       (731,700)
Surrender charges                                                                   (84,979)      (197,216)       (697,943)
Increase (decrease) in net assets from policy related transactions                   (4,232)       (20,118)        (46,747)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                           844,843      1,185,265       8,088,998

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 2000                                                     927,927        859,158       6,258,148

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 $1,001,550     $1,958,266      $8,419,398
=============================================================================================================================





                                                                                SmallCap
                                                                                  Value        Utilities
                                                                                Division        Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                   $  623,561     $  437,284

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       139,889         40,868
Net realized gains (losses) on investments                                         127,192         19,284
Change in net unrealized appreciation or depreciation of investments                  (543)        97,562

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    266,538        157,714

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                             2,323,152      1,406,479
Death benefit payments                                                              (9,286)       (15,551)
Policy loan transfers                                                                    -         (2,000)
Transfers to other contracts                                                       (22,793)        (6,001)
Cost of insurance and administration charges                                    (1,335,069)      (472,609)
Surrender charges                                                                 (102,587)      (101,782)
Increase (decrease) in net assets from policy related transactions                  (5,870)       (11,487)

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                          847,547        797,049

------------------------------------------------------------------------------------------------------------

Net assets at December 31, 2000                                                  1,114,085        954,763

------------------------------------------------------------------------------------------------------------
                                                                                $1,737,646     $1,392,047
============================================================================================================



                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                  Statements of Changes in Net Assets

                                                     Year ended December 31, 1999





                                                                          Aggressive         Asset
                                                                       Growth Division    Allocation       Balanced
                                                          Combined                         Division        Division

                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net assets at January 1, 1999                             $121,091,275    $14,244,041       $1,592,829    $  9,879,189

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             11,004,277      1,823,384          272,755         785,732
   Net realized gains (losses) on investments                  646,392         88,148           18,368          77,332
   Change in net unrealized appreciation or
        depreciation of investments                         11,074,319      6,010,958          136,643        (695,498)
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                22,724,988      7,922,490          427,766         167,566

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                       152,891,171     16,297,188        1,835,680       6,113,533
   Contract terminations and surrenders                     (5,315,548)      (453,060)         (41,872)       (449,646)
   Death benefit payments                                      (63,672)        (7,313)          (2,944)         (4,689)
   Policy loan transfers                                    (2,471,181)      (393,765)         (64,353)       (147,452)
   Transfers to other contracts                            (54,484,314)    (1,675,940)        (337,090)     (2,132,506)
   Cost of insurance and administration charges            (18,231,821)    (2,653,004)        (260,250)     (1,020,029)
   Surrender charges                                        (1,389,441)      (187,217)         (17,303)       (108,687)
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Increase (decrease) in net assets
        from policy related transactions                    70,935,194     10,926,889        1,111,868       2,250,524
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Total increase (decrease)                                   93,660,182     18,849,379        1,539,634       2,418,090
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net assets at December 31, 1999                           $214,751,457    $33,093,420       $3,132,463     $12,297,279
                                                          ==============================================================

See accompanying notes.




                                                                                                Capital         Fidelity
                                                                                  Bond           Value         Contrafund
                                                                                Division        Division        Division
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net assets at January 1, 1999                                                   $3,953,245     $22,971,942     $  8,023,001

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       375,718       3,524,581          261,596
Net realized gains (losses) on investments                                          (8,182)        207,213           36,522
Change in net unrealized appreciation or depreciation of investments              (552,153)     (5,167,258)       3,000,192
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   (184,617)     (1,435,464)       3,298,310

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                             5,045,651      14,665,546       13,567,422
Death benefit payments                                                            (341,883)       (779,500)        (229,535)
Policy loan transfers                                                               (1,456)        (16,643)          (4,835)
Transfers to other contracts                                                        69,090        (159,843)        (182,637)
Cost of insurance and administration charges                                    (1,149,010)     (4,080,476)      (1,002,866)
Surrender charges                                                                 (691,942)     (2,533,293)      (1,690,923)
Increase (decrease) in net assets from policy related transactions                 (51,343)       (178,805)         (94,851)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        2,879,107       6,916,986       10,361,775
------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                  2,694,490       5,481,522       13,660,085
------------------------------------------------------------------------------------------------------------------------------
                                                                                $6,647,735     $28,453,464      $21,683,086
==============================================================================================================================






                                                                                 Fidelity Equity    Fidelity High
                                                                                 Income Division   Income Division

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net assets at January 1, 1999                                                       $4,905,541        $1,064,791

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           195,432            99,044
Net realized gains (losses) on investments                                              26,811           (18,366)
Change in net unrealized appreciation or depreciation of investments                    51,551             9,792
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        273,794            90,470

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                                 6,456,166         1,004,457
Death benefit payments                                                                (156,447)          (70,361)
Policy loan transfers                                                                     (221)              (36)
Transfers to other contracts                                                          (174,979)            8,724
Cost of insurance and administration charges                                          (976,597)         (360,193)
Surrender charges                                                                     (889,111)         (148,114)
Increase (decrease) in net assets from policy related transactions                     (64,648)          (29,075)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                            4,194,163           405,402
--------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                      4,467,957           495,872
--------------------------------------------------------------------------------------------------------------------
                                                                                    $9,373,498        $1,560,663
====================================================================================================================








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1999




                                                          Government

                                                          Securities    Growth Division    High Yield     International
                                                           Division                         Division        Division

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------


Net assets at January 1, 1999                              $3,266,712     $  4,760,835       $2,269,099    $  7,800,249

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                               152,211           22,074          140,548       1,429,623
   Net realized gains (losses) on investments                 (23,023)          35,999          (83,063)         34,900
   Change in net unrealized appreciation or
        depreciation of investments                          (179,101)       1,136,770          (35,529)        942,834
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                             (49,913)       1,194,843           21,956       2,407,357

Policy related transactions:
   Net premium payments, less sales charges and
        applicable premium taxes                            2,370,343        7,116,531          435,443       6,417,856

   Contract terminations and surrenders                       (11,368)        (174,656)         (706,562)       (171,017)
   Death benefit payments                                         (90)             (80)           (1,481)           (403)
   Policy loan transfers                                        3,547         (137,542)          (19,235)       (167,118)
   Transfers to other contracts                            (2,222,249)        (933,539)         (136,183)     (1,986,291)
   Cost of insurance and administration charges              (234,781)      (1,015,792)         (128,426)     (1,038,531)
   Surrender charges                                           (4,698)         (72,173)          (45,542)        (70,669)

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Increase (decrease) in net assets from
        policy related transactions                           (99,296)       4,782,749          (601,986)      2,983,827

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Total increase (decrease)                                    (149,209)       5,977,592         (580,030)      5,391,184

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Net assets at December 31, 1999                            $3,117,503      $10,738,427         $1,689,069     $13,191,433

                                                          ===============================================================
                                                          ---------------------------------------------------------------

                                                          ===============================================================
(1)   Commenced operations May 1, 1999.

See accompanying notes.



                                                                               International     LargeCap
                                                                                 SmallCap      Stock Index     MicroCap
                                                                                 Division      Division (1)    Division
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                   $   316,190   $        -         $149,378

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         71,624         47,864        (2,008)
Net realized gains (losses) on investments                                           29,313            377           539
Change in net unrealized appreciation or depreciation of investments                570,819        321,029        (4,874)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     671,756        369,270        (6,343)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              1,229,935      6,494,864       368,670
Death benefit payments                                                              (11,949)       (13,946)       (1,103)
Policy loan transfers                                                                     -              -             -
Transfers to other contracts                                                        (97,474)         5,779        (6,935)
Cost of insurance and administration charges                                        (49,357)       (44,128)       (8,950)
Surrender charges                                                                   (93,687)      (101,362)      (41,522)
Increase (decrease) in net assets from policy related transactions                   (4,937)        (5,763)         (456)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                           972,531      6,335,444       309,704
---------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                   1,644,287      6,704,714       303,361
---------------------------------------------------------------------------------------------------------------------------
                                                                                 $1,960,477     $6,704,714      $452,739
===========================================================================================================================



                                                                                              MidCap Growth
                                                                              MidCap Division    Division

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                     $25,463,610     $315,903

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       1,177,776       (3,512)
Net realized gains (losses) on investments                                           142,810        9,001
Change in net unrealized appreciation or depreciation of investments               2,019,372       82,583
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    3,339,958       88,072

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              11,141,276      878,861
Death benefit payments                                                            (1,108,369)     (10,284)
Policy loan transfers                                                                (23,450)           -
Transfers to other contracts                                                        (579,695)      (5,191)
Cost of insurance and administration charges                                      (4,628,585)    (195,196)
Surrender charges                                                                 (2,628,217)     (89,869)
Increase (decrease) in net assets from policy related transactions                  (209,365)      (4,250)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          1,963,595      574,071
-------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                    5,303,553      662,143
-------------------------------------------------------------------------------------------------------------
                                                                                 $30,767,163     $978,046
=============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1999





                                                       Money Market     Putnam Global       Putnam Vista       Putnam Voyager
                                                         Division      Asset Allocation       Division            Division
                                                                           Division
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net assets at January 1, 1999                          $  8,335,116        $  75,231           $123,051         $   899,548

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             313,868           10,746             59,899             135,809
   Net realized gains (losses) on investments                     -            4,668              5,780              16,417
   Change in net unrealized appreciation or
        depreciation of investments                               -           23,177            181,556           2,300,449
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                           313,868           38,591            247,235           2,452,675

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                      40,630,667          441,210           628,024           6,453,995
   Contract terminations and surrenders                    (526,416)          (2,330)            (6,403)            (30,704)
   Death benefit payments                                       (31)               -                  -                   -
   Policy loan transfers                                   (280,402)            (601)            (5,925)            (47,124)
   Transfers to other contracts                         (31,813,986)         (85,053)           (32,861)           (354,009)
   Cost of insurance and administration charges          (1,987,469)         (43,615)           (55,310)           (619,356)
   Surrender charges                                       (215,867)            (963)            (2,646)            (12,688)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Increase (decrease) in net assets from policy
        related transactions                              5,806,496          308,648            524,879           5,390,114
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Total increase (decrease)                                 6,120,364          347,239            772,114           7,842,789
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1999                         $14,455,480         $422,470           $895,165          $8,742,337
                                                      ==========================================================================


See accompanying notes.



                                                                                                                SmallCap
                                                                               Real Estate      SmallCap         Growth
                                                                                 Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                     $31,709      $   250,636     $   209,695

Increase (decrease) in net assets
Operations:
Net investment income (loss)                                                        3,193           83,640          13,915
Net realized gains (losses) on investments                                           (785)          10,826          30,664
Change in net unrealized appreciation or depreciation of investments               (5,017)         145,118         705,827
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    (2,609)         239,584         750,406

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                               62,476          782,251       1,479,309
Death benefit payments                                                               (586)          (2,802)         (7,272)
Policy loan transfers                                                                   -                -               -
Transfers to other contracts                                                          (75)          17,498         (95,917)
Cost of insurance and administration charges                                       (6,771)        (121,595)        (79,325)
Surrender charges                                                                 (10,279)         (65,306)        (92,641)
Increase (decrease) in net assets from policy related transactions                   (242)          (1,158)         (3,005)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                          44,523          608,888       1,201,149

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1999                                                    41,914          848,472       1,951,555

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  $73,623       $1,099,108      $2,161,250
=============================================================================================================================




                                                                                SmallCap
                                                                                  Value        Utilities
                                                                                Division        Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                    $144,138      $  45,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)                                                          771          7,994
Net realized gains (losses) on investments                                          2,968          1,155
Change in net unrealized appreciation or depreciation of investments               78,477         (3,398)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    82,216          5,751

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              496,663        477,154
Death benefit payments                                                             (6,635)          (842)
Policy loan transfers                                                                   -              -
Transfers to other contracts                                                         (518)        (9,038)
Cost of insurance and administration charges                                      (36,013)       (35,545)
Surrender charges                                                                 (53,548)       (45,444)
Increase (decrease) in net assets from policy related transactions                 (2,742)          (348)

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                         397,207        385,937

------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1999                                                   479,423        391,688

------------------------------------------------------------------------------------------------------------
                                                                                 $623,561       $437,284
============================================================================================================








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998



                                                                               Aggressive       Asset
                                                                                 Growth       Allocation      Balanced
                                                                Combined        Division       Division       Division

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 1998                                $  57,094,676    $  3,915,455    $   561,781     $5,707,028

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                  4,736,458         527,171         67,483        513,365
   Net realized gains (losses) on investments                    1,677,430          11,214         (1,770)       161,523
   Change in net unrealized appreciation or
        depreciation of investments                              1,393,781         947,122         10,057        118,060
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                                7,807,669       1,485,507         75,770        792,948

Policy related transactions:

   Net premium payments, less sales charges
         and applicable premium taxes                          120,735,689      11,625,624      1,591,693      7,040,409
   Contract terminations and surrenders                         (9,524,969)       (103,562)        (4,085)    (1,368,274)
   Death benefit payments                                          (30,033)         (2,799)             -           (517)
   Policy loan transfers                                        (1,569,958)       (179,094)       (10,991)      (244,822)
   Transfers to other contracts                                (42,264,927)     (1,075,297)      (480,701)    (1,287,295)
   Cost of insurance and administration charges                (10,698,734)     (1,364,250)      (138,368)      (718,018)
   Surrender charges                                              (458,138)        (57,543)        (2,270)       (42,270)
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Increase in net assets from policy
        related transactions                                    56,188,930       8,843,079        955,278      3,379,213
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Total increase                                                  63,996,599      10,328,586      1,031,048      4,172,161
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net assets at December 31, 1998                               $121,091,275     $14,244,041     $1,592,829     $9,879,189
                                                            ===============================================================

See accompanying notes.





                                                                                                Capital        Fidelity
                                                                                  Bond           Value        Contrafund
                                                                                Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                   $2,270,847    $11,822,941      $2,089,509

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       178,007      1,009,903         110,801
Net realized gains (losses) on investments                                          33,503        281,655          12,594
Change in net unrealized appreciation or depreciation of investments               (19,726)       461,090       1,240,221
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    191,784      1,752,648       1,363,616

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes            3,302,871     16,284,235       6,142,338
Contract terminations and surrenders                                              (302,397)    (2,480,693)        (74,844)
Death benefit payments                                                              (1,856)        (6,646)           (402)
Policy loan transfers                                                              (81,085)      (170,516)       (145,298)
Transfers to other contracts                                                    (1,034,053)    (2,543,349)       (678,221)
Cost of insurance and administration charges                                      (377,536)    (1,611,497)       (632,111)
Surrender charges                                                                  (15,330)       (75,181)        (41,586)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from policy related transactions                          1,490,614      9,396,353       4,569,876
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,682,398     11,149,001       5,933,492
-----------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1998                                                 $3,953,245    $22,971,942      $8,023,001
=============================================================================================================================






                                                                                Fidelity Equity     Fidelity High
                                                                                Income Division        Income
                                                                                                      Division
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                      $1,018,314        $   329,510

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           58,725             43,700
Net realized gains (losses) on investments                                              5,628            (11,177)
Change in net unrealized appreciation or depreciation of investments                  219,300            (81,364)

---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                       283,653            (48,841)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes               4,698,442          1,259,486
Contract terminations and surrenders                                                  (17,461)            (4,697)
Death benefit payments                                                                 (3,431)            (1,170)
Policy loan transfers                                                                 (69,698)           (53,013)
Transfers to other contracts                                                         (572,136)          (318,315)
Cost of insurance and administration charges                                         (422,440)           (95,559)
Surrender charges                                                                      (9,702)            (2,610)

---------------------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                             3,603,574            784,122

---------------------------------------------------------------------------------------------------------------------

Total increase                                                                      3,887,227            735,281

---------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                    $4,905,541         $1,064,791

=====================================================================================================================






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998





                                                            Government                        High
                                                            Securities        Growth     Yield Division  International
                                                             Division        Division                       Division

                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------


Net assets at January 1, 1998                              $   104,221     $   921,533     $2,092,182     $2,716,270


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                 97,510          69,385        185,849        308,919
   Net realized gains (losses) on investments                    1,370           8,386         (1,713)         5,582
   Change in net unrealized appreciation or
        depreciation of investments                             (6,358)        437,013       (222,572)        (8,068)

                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                               92,522         514,784        (38,436)       306,433

Policy related transactions:
   Net premium payments, less sales charges and
        applicable premium taxes                             3,283,931       4,050,726        654,374      6,275,718
   Contract terminations and surrenders                         (1,547)        (24,252)      (223,218)       (52,096)
   Death benefit payments                                            -               -              -         (2,388)
   Policy loan transfers                                        (9,130)        (33,585)        (2,756)       (93,812)
   Transfers to other contracts                                (93,010)       (235,746)       (82,650)      (623,489)
   Cost of insurance and administration charges               (109,416)       (419,150)      (126,865)      (697,441)
   Surrender charges                                              (859)        (13,475)        (3,532)       (28,946)
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Increase in net assets from policy
        related transactions                                 3,069,969       3,324,518        215,353      4,777,546
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Total increase                                               3,162,491       3,839,302        176,917      5,083,979
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Net assets at December 31, 1998                            $ 3,266,712     $ 4,760,835     $2,269,099     $7,800,249
                                                         ================================================================
(1)   Commenced operations May 1, 1998.

See accompanying notes.



                                                                               International
                                                                                 SmallCap         MicroCap         MidCap
                                                                               Division (1)     Division (1)      Division
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                 $           -   $           -      $19,216,629

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           119              294        1,344,070
Net realized gains (losses) on investments                                            (148)            (681)       1,170,701
Change in net unrealized appreciation or depreciation of investments                15,012            1,093       (1,927,129)

------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                     14,983              706          587,642

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes              334,028          158,559       15,747,739
Contract terminations and surrenders                                                  (509)               -       (4,608,554)
Death benefit payments                                                                   -                -           (9,498)
Policy loan transfers                                                                    -           (2,410)        (462,004)
Transfers to other contracts                                                       (18,167)          (2,484)      (2,445,385)
Cost of insurance and administration charges                                       (13,862)          (4,993)      (2,424,710)
Surrender charges                                                                     (283)               -         (138,249)

------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                            301,207          148,672        5,659,339

------------------------------------------------------------------------------------------------------------------------------

Total increase                                                                     316,190          149,378        6,246,981

------------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                   $316,190         $149,378      $25,463,610

==============================================================================================================================



                                                                           MidCap Growth    Money Market
                                                                            Division (1)      Division

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                             $           -     $  4,328,456

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       (637)         222,792
Net realized gains (losses) on investments                                          249                -
Change in net unrealized appreciation or depreciation of investments             28,009                -

----------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  27,621          222,792

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes           306,597       36,243,366
Contract terminations and surrenders                                                (24)        (258,565)
Death benefit payments                                                                -           (1,326)
Policy loan transfers                                                                 -           (8,878)
Transfers to other contracts                                                     (4,378)     (30,709,128)
Cost of insurance and administration charges                                    (13,899)      (1,455,420)
Surrender charges                                                                   (14)         (26,181)

----------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                         288,282        3,783,868

----------------------------------------------------------------------------------------------------------

Total increase                                                                  315,903        4,006,660

----------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                $315,903     $  8,335,116

==========================================================================================================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998





                                                               Putnam Global    Putnam Vista      Putnam
                                                             Asset Allocation   Division (1)     Voyager      Real Estate
                                                               Division (1)                    Division (1)  Division (1)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 1998                                  $         -      $           -   $           -  $       -


Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                       (120)           (174)       (1,414)           811
   Net realized gains (losses) on investments                          140             252            45            (64)
   Change in net unrealized appreciation or
        depreciation of investments                                  4,313          20,737       105,601           (320)
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                                    4,333          20,815       104,232            427

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                                 76,196         114,287       868,001         33,346
   Contract terminations and surrenders                                  -               -           (93)           (23)
   Death benefit payments                                                -               -             -              -
   Policy loan transfers                                                 -               -        (2,429)             -
   Transfers to other contracts                                     (1,426)         (7,306)      (32,669)          (406)
   Cost of insurance and administration charges                     (3,872)         (4,745)      (37,442)        (1,622)
   Surrender charges                                                     -               -           (52)           (13)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Increase in net assets from policy
        related transactions                                        70,898         102,236        795,316         31,282

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Total increase                                                      75,231         123,051       899,548         31,709

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Net assets at December 31, 1998                                    $75,231        $123,051       $899,548        $31,709
                                                            ===============================================================
(1)   Commenced operations May 1, 1998.



See accompanying notes.




                                                                       SmallCap Growth
                                                         SmallCap       Division (1)      SmallCap Value       Utilities
                                                       Division (1)                        Division (1)       Division (1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                             $           -    $           -      $           -        $         -

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                  (533)            (385)               257                560
Net realized gains (losses) on investments                     (75)             (20)              (136)               372
Change in net unrealized appreciation
        or depreciation of investments                      11,967           31,970              5,416              2,337

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
        resulting from operations                           11,359           31,565              5,537              3,269

Policy related transactions:
Net premium payments, less sales charges and
        applicable premium taxes
Contract terminations and surrenders                       251,162          193,803            145,362             53,396
Death benefit payments                                         (25)             (22)               (28)                 -
Policy loan transfers                                            -                -                  -                  -
Transfers to other contracts                                  (241)               -                  -               (196)
Cost of insurance and administration charges                (3,354)          (6,641)              (828)            (8,493)
Surrender charges                                           (8,251)          (8,998)            (5,889)            (2,380)
Increase in net assets from policy
        related transactions                                   (14)             (12)               (16)                 -
                                                           239,277          178,130            138,601             42,327
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase                                             250,636          209,695            144,138             45,596

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                           $250,636         $209,695           $144,138            $45,596

-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================






                              Principal Life Insurance Company
                               Variable Life Separate Account

                                Notes to Financial Statements

                                      December 31, 2000




1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2000, contractholder investment options include the following diversified open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3):            Principal Variable Contracts Fund, Inc. (3)
     Aggressive Growth Account                             (continued):
     Asset Allocation Account                                 Real Estate Account (1)
     Balanced Account                                         Small Cap Account (1)
     Bond Account                                             Small Cap Growth Account (1)
     Capital Value Account                                    Small Cap Value Account (1)
     Government Securities Account                            Utilities Account (1)
     Growth Account                                        Fidelity Variable Insurance Products Fund:
     High Yield Account                                       Equity Income Portfolio
     International Account                                    High Income Portfolio
     International SmallCap Account (1) LargeCap Stock     Fidelity Variable Insurance Products Fund II -
     Index Account (2)                                       Contrafund Portfolio
     MicroCap Account (1)                                  Putnam Variable Trust:
     MidCap Account                                           Global Asset Allocation Fund (1)
     MidCap Growth Account (1)                                Vista Fund (1)
     Money Market Account                                     Voyager Fund (1)

   (1) Additional investment option available to contractholders as of May 1, 1998.
   (2) Additional investment option available to contractholders as of May 1, 1999.
   (3) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2000. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts, PrinFlex Life Contracts and Survivorship Variable Universal Life Insurance Contracts.





                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)




1. Investment and Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses and Policy Charges

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to
   $214,797,  $155,185,  and  $1,828,386,   respectively,   in  2000;  $214,984,
   $174,324, and $1,994,681,  respectively, in 1999; and $227,302, $210,067, and
   $2,225,739, respectively, in 1998. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to $2,074,990, $2,378,313, and $21,498,565, respectively, in 2000; $1,148,956, $1,744,117 and $14,262,467,  respectively, in 1999;  and $509,501,  $995,778 and  $7,267,150,  respectively,  in 1998. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.






                                  Principal Life Insurance Company
                                   Variable Life Separate Account

                              Notes to Financial Statements (continued)




2. Expenses and Policy Charges (continued)

   Survivorship  Variable Universal Life Insurance Contracts (beginning in 1999)
   - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. A monthly administration charge of $8.00. An additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality expense risk, administration and insurance charges amounted to $58,307, $357,210 and $313,385, respectively, in 2000; and $3,970, $30,083 and $26,149, respectively, in 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.


3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.






                                 Principal Life Insurance Company
                                  Variable Life Separate Account

                             Notes to Financial Statements (continued)




4. Purchases and Sales of Investments

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                 Year ended December 31, 2000
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                1,361,577    $  29,544,860         501,754      $  10,504,335
     Survivorship Variable Universal Life           112,002        1,432,981           7,441             91,061
                                               ------------- ---------------- ---------------- ------------------
                                                  1,473,579       30,977,841         509,195         10,595,396
   Asset Allocation Division:
     PrinFlex Life                                  191,654        3,457,210          58,310            903,442
     Survivorship Variable Universal Life            29,144          373,560           1,695             19,473
                                               ------------- ---------------- ---------------- ------------------
                                                    220,798        3,830,770          60,005            922,915
   Balanced Division:
     Flex Variable Life                              22,620          677,443          29,829            923,959
     PrinFlex Life                                  264,429        3,484,623         281,698          3,711,150
     Survivorship Variable Universal Life            15,115          151,031           1,252             12,484
                                               ------------- ---------------- ---------------- ------------------
                                                    302,164        4,313,097         312,779          4,647,593
   Bond Division:
     Flex Variable Life                              31,163          724,247          43,557          1,023,319
     PrinFlex Life                                  327,188        3,830,313         160,197          1,867,395
     Survivorship Variable Universal Life            13,731          141,317           1,432             14,814
                                               ------------- ---------------- ---------------- ------------------
                                                    372,082        4,695,877         205,186          2,905,528
   Capital Value Division:
     Flex Variable Life                              41,792        1,619,557          65,294          2,329,954
     PrinFlex Life                                  772,832       10,529,652         752,345          9,893,072
     Survivorship Variable Universal Life            14,484          131,736           3,713             32,796
                                               ------------- ---------------- ---------------- ------------------
                                                    829,108       12,280,945         821,352         12,255,822
   Fidelity Contrafund Division:
     PrinFlex Life                                1,144,457       25,062,489         374,650          7,177,695
     Survivorship Variable Universal Life           111,833        1,295,489          10,478            115,605
                                               ------------- ---------------- ---------------- ------------------
                                                  1,256,290       26,357,978         385,128          7,293,300
   Fidelity Equity Income Division:
     PrinFlex Life                                  458,716        7,372,731         269,431          3,860,824
     Survivorship Variable Universal Life            46,772          468,092           6,219             60,267
                                               ------------- ---------------- ---------------- ------------------
                                                    505,488        7,840,823         275,650          3,921,091
   Fidelity High Income Division:
     PrinFlex Life                                  124,178        1,479,968          63,941            709,140
     Survivorship Variable Universal Life             7,470           68,333             422              3,693
                                               ------------- ---------------- ---------------- ------------------
                                               ------------- ---------------- ---------------- ------------------
                                                    131,648        1,548,301          64,363            712,833
   Government Securities Division:
     PrinFlex Life                                  148,727        1,835,007         160,947          1,920,835
     Survivorship Variable Universal Life             9,169           97,850           1,998             21,442
                                               ------------- ---------------- ---------------- ------------------
                                                    157,896        1,932,857         162,945          1,942,277






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 2000
                                               ------------------------------------------------------------------
                                                   Units          Amount      Units Redeemed    Amount Redeemed
                                                 Purchased      Purchased
                                               -------------- --------------- ---------------- ------------------
   Growth Division:
     PrinFlex Life                                  523,375     $  11,902,192        228,808     $    3,950,876
     Survivorship Variable Universal Life            60,111           764,544          3,602             39,270
                                               -------------- --------------- ---------------- ------------------
                                                    583,486        12,666,736        232,410          3,990,146
   High Yield Division:
     Flex Variable Life                              14,246           461,032         13,471            296,636

   International Division:
     PrinFlex Life                                  656,461        10,449,899        304,424          4,500,740
     Survivorship Variable Universal Life            37,625           441,058          4,291             46,939
                                               -------------- --------------- ---------------- ------------------
                                                    694,086        10,890,957        308,715          4,547,679
   International SmallCap Division:
     PrinFlex Life                                  562,111        10,285,823        262,440          4,526,958
     Survivorship Variable Universal Life            41,607           648,394          1,523             21,783
                                               -------------- --------------- ---------------- ------------------
                                                    603,718        10,934,217        263,963          4,548,741
   LargeCap Stock Index Division:
     PrinFlex Life                                  665,489         7,155,049        109,385          1,169,012
     Survivorship Variable Universal Life            75,861           815,290          8,957             95,411
                                               -------------- --------------- ---------------- ------------------
                                                    741,350         7,970,339        118,342          1,264,423
   MicroCap Division:
     PrinFlex Life                                  126,312         1,138,965         85,693            771,450
     Survivorship Variable Universal Life            39,160           423,776            698              7,126
                                               -------------- --------------- ---------------- ------------------
                                                    165,472         1,562,741         86,391            778,576
   MidCap Division:
     Flex Variable Life                              70,463         5,935,807         70,319          3,474,506
     PrinFlex Life                                  547,143        12,178,928        405,940          6,007,625
     Survivorship Variable Universal Life             7,081            93,418            426              5,067
                                               -------------- --------------- ---------------- ------------------
                                                    624,687        18,208,153        476,685          9,487,198
   MidCap Growth Division:
     PrinFlex Life                                  150,366         1,949,202         42,392            487,256
     Survivorship Variable Universal Life             7,683            99,040            423              5,135
                                               -------------- --------------- ---------------- ------------------
                                                    158,049         2,048,242         42,815            492,391
   Money Market Division:
     Flex Variable Life                              38,771           700,970         48,920            850,363
     PrinFlex Life                                5,179,115        62,297,867      4,831,329         57,319,829
     Survivorship Variable Universal Life         1,028,494        10,903,620      1,133,955         11,932,129
                                               -------------- --------------- ---------------- ------------------
                                                  6,246,380        73,902,457      6,014,204         70,102,321
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   66,847           802,114         22,152            248,852
     Survivorship Variable Universal Life             7,668            88,592          2,529             27,137
                                               -------------- --------------- ---------------- ------------------
                                                     74,515           890,706         24,681            275,989








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                Year ended December 31, 2000
                                              ------------------------------------------------------------------
                                                  Units          Amount      Units Redeemed    Amount Redeemed
                                                Purchased      Purchased
                                              -------------- --------------- ---------------- ------------------
Putnam Vista Division:
     PrinFlex Life                                 316,101    $    5,596,158         44,910    $       788,098
     Survivorship Variable Universal Life           20,759           322,587          4,233             69,463
                                              -------------- --------------- ---------------- ------------------
                                                   336,860         5,918,745         49,143            857,561
   Putnam Voyager Division:
     PrinFlex Life                                 969,010        17,883,580        243,104          4,095,212
     Survivorship Variable Universal Life          124,973         1,816,351          8,740            119,721
                                              -------------- --------------- ---------------- ------------------
                                                 1,093,983        19,699,931        251,844          4,214,933
   Real Estate Division:
     PrinFlex Life                                  80,043           900,907         25,478            276,672
     Survivorship Variable Universal Life           25,948           311,178          4,779             55,479
                                              -------------- --------------- ---------------- ------------------
                                              -------------- --------------- ---------------- ------------------
                                                   105,991         1,212,085         30,257            332,151
   SmallCap Division:
     PrinFlex Life                                 157,023         2,129,794         67,657            790,384
     Survivorship Variable Universal Life            8,321           114,731            500              5,956
                                              -------------- --------------- ---------------- ------------------
                                                   165,344         2,244,525         68,157            796,340
   SmallCap Growth Division:
     PrinFlex Life                                 418,484         9,305,031         78,202          1,631,110
     Survivorship Variable Universal Life           54,220           934,180          4,910             82,686
                                              -------------- --------------- ---------------- ------------------
                                                   472,704        10,239,211         83,112          1,713,796
   SmallCap Value Division:
     PrinFlex Life                                 197,188         2,393,515        125,832          1,460,089
     Survivorship Variable Universal Life            5,708            78,266          1,951             24,256
                                              -------------- --------------- ---------------- ------------------
                                                   202,896         2,471,781        127,783          1,484,345
   Utilities Division:
     PrinFlex Life                                 100,607         1,333,121         46,955            603,043
     Survivorship Variable Universal Life           11,059           121,182          1,210             13,343
                                              -------------- --------------- ---------------- ------------------
                                                   111,666         1,454,303         48,165            616,386
                                              -------------- --------------- ---------------- ------------------
                                                17,644,486      $276,554,650     11,036,741       $150,996,367
                                              ============== =============== ================ ==================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                  970,302   $  18,208,064        331,686        $  5,543,887
     Survivorship Variable Universal Life             7,867          94,528            732               8,432
                                               ------------- ---------------- ---------------- ------------------
                                                    978,169      18,302,592        332,418           5,552,319
   Asset Allocation Division:
     PrinFlex Life                                  126,145       1,964,356         55,304             741,949
     Survivorship Variable Universal Life            15,103         164,337            203               2,120
                                               ------------- ---------------- ---------------- ------------------
                                                    141,248       2,128,693         55,507             744,069
   Balanced Division:
     Flex Variable Life                              32,343       1,253,440         31,633             977,440
     PrinFlex Life                                  385,145       5,654,313        225,867           2,977,675
     Survivorship Variable Universal Life             8,197          85,151            155               1,532
                                               ------------- ---------------- ---------------- ------------------
                                                    425,685       6,992,904        257,655           3,956,647
   Bond Division:
     Flex Variable Life                              21,722         638,489         24,329             584,331
     PrinFlex Life                                  385,603       4,786,951        139,681           1,628,875
     Survivorship Variable Universal Life             4,133          43,317             72                 726
                                               ------------- ---------------- ---------------- ------------------
                                                    411,458       5,468,757        164,082           2,213,932
   Capital Value Division:
     Flex Variable Life                              58,379       3,417,091         44,706           1,759,412
     PrinFlex Life                                  865,446      14,950,191        424,784           6,209,297
     Survivorship Variable Universal Life             5,115          50,729            822               7,735
                                               ------------- ---------------- ---------------- ------------------
                                                    928,940      18,418,011        470,312           7,976,444
   Fidelity Contrafund Division:
     PrinFlex Life                                  784,899      13,802,563        194,124           3,317,646
     Survivorship Variable Universal Life            14,058         141,995            340               3,542
                                               ------------- ---------------- ---------------- ------------------
                                                    798,957      13,944,558        194,464           3,321,188
   Fidelity Equity Income Division:
     PrinFlex Life                                  442,641       6,654,870        161,414           2,328,152
     Survivorship Variable Universal Life             6,673          63,501             65                 624
                                               ------------- ---------------- ---------------- ------------------
                                                    449,314       6,718,371        161,479           2,328,776
   Fidelity High Income Division:
     PrinFlex Life                                   86,113       1,116,094         51,793             611,648

   Government Securities Division:
     PrinFlex Life                                  194,406       2,480,309        209,054           2,462,106
     Survivorship Variable Universal Life             6,834          71,341          3,590              36,630
                                               ------------- ---------------- ---------------- ------------------
                                                    201,240       2,551,650        212,644           2,498,736





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
Growth Division:
     PrinFlex Life                                  454,302  $    7,156,190        154,162        $  2,398,898
     Survivorship Variable Universal Life             4,616          48,392             84                 860
                                               ------------- ---------------- ---------------- ------------------
                                                    458,918       7,204,582        154,246           2,399,758
   High Yield Division:
     Flex Variable Life                              20,298         591,968         48,184           1,053,406

   International Division:
     PrinFlex Life                                  492,014       7,894,576        272,765           3,522,604
     Survivorship Variable Universal Life             3,556          41,864             36                 386
                                               ------------- ---------------- ---------------- ------------------
                                                    495,570       7,936,440        272,801           3,522,990
   International SmallCap Division:
     PrinFlex Life                                   95,274       1,287,791         19,712             263,257
     Survivorship Variable Universal Life             1,484          19,838             17                 217
                                               ------------- ---------------- ---------------- ------------------
                                                     96,758       1,307,629         19,729             263,474
   LargeCap Stock Index Division:
     PrinFlex Life                                  621,329        6,531,558        17,000             174,277
     Survivorship Variable Universal Life             2,600           26,786            72                 759
                                               -------------- --------------- ---------------- ------------------
                                                    623,929        6,558,344        17,072             175,036
   MicroCap Division:
     PrinFlex Life                                   42,361         346,589          7,556              61,540
     Survivorship Variable Universal Life             2,583          22,694              5                  47
                                               ------------- ---------------- ---------------- ------------------
                                                     44,944         369,283          7,561              61,587
   MidCap Division:
     Flex Variable Life                              69,891       3,419,307         78,806           3,282,474
     PrinFlex Life                                  669,400       9,125,936        492,907           6,123,791
     Survivorship Variable Universal Life               232           2,437              4                  44
                                               ------------- ---------------- ---------------- ------------------
                                                    739,523      12,547,680        571,717           9,406,309
   MidCap Growth Division:
     PrinFlex Life                                   90,323         878,244         32,058             309,719
     Survivorship Variable Universal Life               236           2,184             15                 150
                                               ------------- ---------------- ---------------- ------------------
                                                     90,559         880,428         32,073             309,869
   Money Market Division:
     Flex Variable Life                              22,657         399,399          8,313             140,760
     PrinFlex Life                                3,259,754      37,186,165      2,946,933          33,194,646
     Survivorship Variable Universal Life           339,308       3,452,703        155,990           1,582,499
                                               ------------- ---------------- ---------------- ------------------
                                                  3,621,719      41,038,267      3,111,236          34,917,905
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   37,942         413,030         12,194             134,797
     Survivorship Variable Universal Life             3,901          41,312             14                 151
                                               ------------- ---------------- ---------------- ------------------
                                                     41,843         454,342         12,208             134,948






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Putnam Vista Division:
     PrinFlex Life                                   52,210  $       681,239         8,751       $     106,029
     Survivorship Variable Universal Life               782           9,644              6                  76
                                               ------------- ---------------- ---------------- ------------------
                                                     52,992         690,883          8,757             106,105
   Putnam Voyager Division:
     PrinFlex Life                                  505,025       6,504,503         86,311           1,091,791
     Survivorship Variable Universal Life            10,457         114,740            124               1,528
                                               ------------- ---------------- ---------------- ------------------
                                                    515,482       6,619,243         86,435           1,093,319
   Real Estate Division:
     PrinFlex Life                                    6,892          65,261          2,042              18,329

   SmallCap Division:
     PrinFlex Life                                   82,373         858,971         19,001             178,081
     Survivorship Variable Universal Life               997          11,754             11                 117
                                               ------------- ---------------- ---------------- ------------------
                                                     83,370         870,725         19,012             178,198
   SmallCap Growth Division:
     PrinFlex Life                                  105,937       1,480,349         19,878             283,342
     Survivorship Variable Universal Life             1,414          18,203             10                 146
                                               ------------- ---------------- ---------------- ------------------
                                                    107,351       1,498,552         19,888             283,488
   SmallCap Value Division:
     PrinFlex Life                                   50,737         461,462         11,295             102,194
     Survivorship Variable Universal Life             3,695          38,793              8                  83
                                               ------------- ---------------- ---------------- ------------------
                                                     54,432         500,255         11,303             102,277
   Utilities Division:
     PrinFlex Life                                   39,617         471,468          7,891              93,083
     Survivorship Variable Universal Life             1,571          15,596              5                  50
                                               ------------- ---------------- ---------------- ------------------
                                                     41,188         487,064          7,896              93,133
                                               ------------- ---------------- ---------------- ------------------
                                                 11,516,892    $165,262,576      6,302,514         $83,323,890
                                               ============= ================ ================ ==================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1998
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                 861,317    $  12,227,704        211,314        $  2,857,454

   Asset Allocation Division:
     PrinFlex Life                                 131,206        1,668,350         53,260             645,589

   Balanced Division:
     Flex Variable Life                             36,816        1,264,339         71,643           2,030,576
     PrinFlex Life                                 490,842        6,352,561        138,126           1,693,746
                                               ------------- ---------------- ---------------- ------------------
                                                   527,658        7,616,900        209,769           3,724,322
   Bond Division:
     Flex Variable Life                             55,198        1,406,724         53,470           1,271,250
     PrinFlex Life                                 174,764        2,098,649         49,437             565,502
                                               ------------- ---------------- ---------------- ------------------
                                                   229,962        3,505,373        102,907           1,836,752
   Capital Value Division:
     Flex Variable Life                             69,516        2,942,517         96,955           3,533,172
     PrinFlex Life                               1,007,229       14,488,359        257,693           3,491,448
                                               ------------- ---------------- ---------------- ------------------
                                                 1,076,745       17,430,876        354,648           7,024,620
   Fidelity Contrafund Division:
     PrinFlex Life                                 457,546        6,291,010        120,504           1,610,333

   Fidelity Equity Income Division:
     PrinFlex Life                                 361,409        4,781,646         86,079           1,119,347

   Fidelity High Income Division:
     PrinFlex Life                                 109,968        1,310,358         41,948             482,536

   Government Securities Division:
     PrinFlex Life                                 286,524        3,395,601         19,932             228,122

   Growth Division:
     PrinFlex Life                                 303,006        4,142,276         55,628             748,373

   High Yield Division:
     Flex Variable Life                             29,675          857,141         20,132             455,939

   International Division:
     PrinFlex Life                                 530,953        6,632,041        131,554           1,545,576

   International SmallCap Division:
     PrinFlex Life                                  38,901          334,880          3,976              33,554






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1998
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   MicroCap Division:
     PrinFlex Life                                  19,585   $       159,179         1,311      $       10,213

   MidCap Division:
     Flex Variable Life                            103,942        4,846,657        183,301           7,449,571
     PrinFlex Life                                 943,646       12,430,779        229,365           2,824,456
                                               ------------- ---------------- ---------------- ------------------
                                                 1,047,588       17,277,436        412,666          10,274,027
   Mid-Cap Growth Division:
     PrinFlex Life                                  34,735          306,597          2,195              18,952

   Money Market Division:
     Flex Variable Life                             39,955          657,300         49,712             795,271
     PrinFlex Life                               3,322,020       35,876,706      2,964,012          31,732,075
                                               ------------- ---------------- ---------------- ------------------
                                                 3,361,975       36,534,006      3,013,724          32,527,346
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   7,867           76,195            562               5,417

   Putnam Vista Division;
     PrinFlex Life                                  13,042          114,287          1,330              12,225

   Putnam Voyager Division:
     PrinFlex Life                                  90,896          868,001          7,931              74,099

   Real Estate Division:
     PrinFlex Life                                   3,623           34,212            233               2,119

   SmallCap Division:
     PrinFlex Life                                  33,031          251,186          1,679              12,442

   SmallCap Growth Division:
     PrinFlex Life                                  22,252          193,803          1,822              16,058

   SmallCap Value Division:
     PrinFlex Life                                  17,813          145,873            878               7,015

   Utilities Division:
     PrinFlex Life                                   4,976           54,019          1,032              11,132
                                               ------------- ---------------- ---------------- ------------------
                                                 9,602,253     $126,208,950      4,857,014         $65,283,562
                                               ============= ================ ================ ==================







                         Report of Independent Auditors




The Board of Directors and Stockholder
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /S/  ERNST & YOUNG LLP



Des Moines, Iowa
February 2, 2001



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
                                                                               (In Millions)
Revenues
Premiums and other considerations                                    $3,929.3      $3,937.6      $3,818.4
Fees and other revenues                                               1,214.5       1,126.0         978.8
Net investment income                                                 3,115.5       3,045.8       2,933.8
Net realized capital gains                                              151.8         456.6         465.8
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total revenues                                                        8,411.1       8,566.0       8,196.8

Expenses
Benefits, claims and settlement expenses                              5,147.1       5,260.9       5,089.0
Dividends to policyholders                                              312.7         304.6         298.7
Operating expenses                                                    2,060.9       1,867.3       2,070.2
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total expenses                                                        7,520.7       7,432.8       7,457.9
                                                                 ------------------------------------------

Income before income taxes                                              890.4       1,133.2         738.9

Income taxes                                                            248.8         323.5          43.6
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Net income                                                           $  641.6      $  809.7      $  695.3
                                                                 ==========================================



See accompanying notes.



                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position



                                                                                       December 31
                                                                                   2000           1999
                                                                              ------------------------------
                                                                              ------------------------------
                                                                                      (In Millions)
Assets
Fixed maturities, available-for-sale                                             $26,142.1      $23,441.4
Equity securities, available-for-sale                                                710.3          864.2
Mortgage loans                                                                    11,325.8       13,332.2
Real estate                                                                        1,391.7        2,212.0
Policy loans                                                                         803.6          780.5
Other investments                                                                    532.8          637.6
                                                                              ------------------------------
Total investments                                                                 40,906.3       41,267.9

Cash and cash equivalents                                                            998.6          385.5
Accrued investment income                                                            530.4          471.3
Premiums due and other receivables                                                   253.9          304.3
Deferred policy acquisition costs                                                  1,333.3        1,430.9
Property and equipment                                                               471.2          457.9
Goodwill and other intangibles                                                        94.1          152.5
Mortgage loan servicing rights                                                     1,084.4        1,081.0
Separate account assets                                                           33,180.4       33,306.9
Other assets                                                                       1,402.4          457.8
                                                                              ------------------------------
                                                                              ------------------------------
Total assets                                                                     $80,255.0      $79,316.0
                                                                              ==============================
                                                                              ==============================

Liabilities
Contractholder funds                                                             $24,300.2      $24,519.8
Future policy benefits and claims                                                 12,431.7       12,491.2
Other policyholder funds                                                             597.4          676.9
Short-term debt                                                                    1,339.9          348.8
Long-term debt                                                                       672.3          834.2
Income taxes currently payable                                                       124.5           18.2
Deferred income taxes                                                                399.0          265.3
Separate account liabilities                                                      33,180.4       33,306.9
Other liabilities                                                                  1,909.4        1,903.7
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities                                                                 74,954.8       74,365.0

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal
   Mutual Holding Company)                                                             2.5            2.5
Additional paid-in capital                                                            21.0            -
Retained earnings                                                                  5,188.6        5,110.6
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                    121.1         (102.1)
   Net foreign currency translation adjustment                                       (33.0)         (60.0)
                                                                              ------------------------------
                                                                              ------------------------------
Total stockholder's equity                                                         5,300.2        4,951.0
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities and stockholder's equity                                       $80,255.0      $79,316.0
                                                                              ==============================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                    (In Millions)

 Balances at January 1, 1998                        $ -        $  -      $4,257.1        $1,037.5         $(10.6)       $5,284.2
 Issuance of 2,500,000 shares of common stock
   to parent holding company                         2.5          -          (2.5)            -              -              -
 Dividend to parent holding company                  -            -        (200.0)            -              -            (200.0)
 Comprehensive income:
   Net income                                        -            -         695.3             -              -             695.3
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -            (203.3)           -            (203.3)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (291.3)           -            (291.3)
   Adjustments for assumed changes
     in amortization patterns:
     Deferred policy acquisition costs               -            -           -              37.1            -              37.1
     Unearned revenue reserves                       -            -           -              (3.6)           -              (3.6)
   Provision for deferred income tax benefit         -            -           -             169.5            -             169.5
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (18.3)          (18.3)
                                                                                                                     -----------
 Comprehensive income                                                                                                      385.3
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1998                       2.5          -       4,749.9           745.9          (28.9)        5,469.4
 Dividend to parent holding company                  -            -        (449.0)            -              -            (449.0)
 Comprehensive loss:
   Net income                                        -            -         809.7             -              -             809.7
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -          (1,375.1)           -          (1,375.1)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (142.7)           -            (142.7)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -            -           -             246.1            -             246.1
     Unearned revenue reserves                       -            -           -             (29.5)           -             (29.5)
   Provision for deferred income tax benefit         -            -           -             453.2            -             453.2
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (31.1)          (31.1)
                                                                                                                     -----------
 Comprehensive loss                                                                                                        (69.4)
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1999                       2.5          -       5,110.6          (102.1)         (60.0)        4,951.0



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                     (In Millions)

 Balances at January 1, 2000                        $2.5      $  -       $5,110.6        $(102.1)         $(60.0)       $4,951.0
 Reclassification of retained earnings to
   additional paid-in capital                        -         21.0         (21.0)           -               -             -
 Dividends to parent holding company                 -          -          (542.6)           -               -            (542.6)
 Comprehensive income:
   Net income                                        -          -           641.6            -               -             641.6
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -          -             -            721.9             -             721.9
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -          -             -           (270.0)            -            (270.0)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -          -             -           (122.6)            -            (122.6)
     Unearned revenue reserves                       -          -             -             15.2             -              15.2
   Provision for deferred income taxes               -          -             -           (121.3)            -            (121.3)
   Change in net foreign currency translation
     adjustment                                      -          -             -              -              27.0            27.0
                                                                                                                       -----------
 Comprehensive income                                -          -                                                          891.8
                                                ----------------------------------------------------------------------------------
 Balances at December 31, 2000                      $2.5      $21.0      $5,188.6        $ 121.1          $(33.0)       $5,300.2
                                                ==================================================================================


See accompanying notes.



                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Operating activities
Net income                                                         $     641.6    $     809.7   $     695.3
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                     238.6          173.7         219.0
   Additions to deferred policy acquisition costs                       (263.6)        (253.8)       (229.1)
   Accrued investment income                                             (59.1)         (37.0)         22.9
   Premiums due and other receivables                                    (25.0)         102.2          (1.9)
   Contractholder and policyholder liabilities and dividends
                                                                       1,429.6        1,633.0       1,616.1
   Current and deferred income taxes                                     127.9           45.8        (264.8)
   Net realized capital gains                                           (151.8)        (456.6)       (465.8)
   Depreciation and amortization expense                                  71.4           72.5         110.5
   Amortization and impairment/recovery of mortgage servicing
     rights                                                              157.3           94.4         142.3
   Other                                                                (367.1)         (34.0)        212.1
                                                                ---------------------------------------------
Net adjustments                                                        1,158.2        1,340.2       1,361.3
                                                                ---------------------------------------------
Net cash provided by operating activities                              1,799.8        2,149.9       2,056.6

Investing activities Available-for-sale securities:
   Purchases                                                         (12,932.5)     (11,510.2)     (7,475.1)
   Sales                                                               7,312.8        6,947.1       5,857.2
   Maturities                                                          2,665.3        2,599.2       1,376.7
Mortgage loans acquired or originated                                (10,471.3)     (16,594.6)    (14,261.4)
Mortgage loans sold or repaid                                         12,026.8       16,361.5      14,477.8
Net change in mortgage servicing rights                                 (182.9)        (307.5)       (387.4)
Real estate acquired                                                    (324.3)        (449.7)       (436.3)
Real estate sold                                                         795.8          869.8         661.6
Net change in property and equipment                                     (27.2)         (19.7)        (23.1)
Proceeds from sales of subsidiaries                                        -             41.7          95.5
Purchases of interest in subsidiaries, net of cash acquired
                                                                           -            (12.8)       (217.7)
Net change in other investments                                          187.9         (259.2)       (360.9)
                                                                ---------------------------------------------
Net cash used in investing activities                                   (949.6)      (2,334.4)       (693.1)



                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Financing activities
Issuance of debt                                                 $     230.4    $     203.5     $     243.0
Principal repayments of debt                                          (119.9)         (40.2)          (50.9)
Proceeds of short-term borrowings                                    1,373.4        4,952.4         8,627.7
Repayment of short-term borrowings                                    (346.8)      (4,895.7)       (8,924.3)
Dividends paid to parent holding company                              (345.5)        (354.5)         (140.0)
Investment contract deposits                                         3,982.6        5,325.4         5,854.1
Investment contract withdrawals                                     (5,011.3)      (5,081.7)       (7,058.3)
                                                                ---------------------------------------------
Net cash provided by (used in) financing activities                   (237.1)         109.2        (1,448.7)
                                                                ---------------------------------------------

Net increase (decrease) in cash and cash equivalents
                                                                       613.1          (75.3)          (85.2)

Cash and cash equivalents at beginning of year                         385.5          460.8           546.0
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                         $     998.6    $     385.5     $     460.8
                                                                =============================================

Schedule of noncash operating and investing activities
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in exchange for a
   minority interest.                                             $   (255.0)
                                                                ===============
                                                                ===============
Dividend of net noncash assets and liabilities of Principal
   International de Chile, S.A. and Principal Compania de
   Seguros de Vida Chile, S.A. to Principal Financial
   Services, Inc. on September 28, 2000
                                                                  $   (170.6)
                                                                ===============
Dividend of net noncash assets and liabilities of Princor
   Financial Services Corporation to Principal Financial
   Services, Inc. on April 1, 1999
                                                                               $      (12.0)
                                                                               ================
                                                                               ================
Net transfer of noncash assets and liabilities of Principal  Health Care Inc. on
   April 1, 1998 in exchange for common shares of Coventry Health Care, Inc.
                                                                                                 $   (160.0)
                                                                                               ==============

See accompanying notes.



                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2000



1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Plan of Demutualization

In 2000, the Board of Directors of Principal Mutual Holding Company approved management's recommendation to develop a plan of demutualization to convert Principal Mutual Holding Company into a stock company. Management expects to complete development of the plan of demutualization in the first half of 2001. The plan will primarily address how the organization will be restructured, required approvals, and eligibility for and allocation of policyholder compensation. The proposed plan, when completed, will be subject to approval by the Board of Directors, eligible policyholders of Principal Life Insurance Company and the Insurance Commissioner of the State of Iowa.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of retirement savings, investment and insurance products and services in the United States and selected international markets and residential mortgage loan origination and servicing in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. A temporarily controlled subsidiary is carried at the lower of cost or fair value, and is included in other investments. All significant intercompany accounts and transactions have been eliminated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Total assets of the unconsolidated entities amounted to $2,234.9 million at December 31, 2000 and $2,314.8 million at December 31, 1999. Total revenues of the unconsolidated entities were $2,127.9 million in 2000, $1,971.5 million in 1999 and $1,749.9 million in 1998. During 2000, 1999 and 1998, the Company included $31.4 million, $107.7 million and $18.2 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a closed block for the benefit of individual participating dividend-paying policies in force on that date. The closed block was designed to provide reasonable assurance to policyholders included therein that, after the Reorganization, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued. Assets were allocated to the closed block in amounts such that their cash flows together with anticipated revenues from policies included in the closed block, were reasonably expected to be sufficient to support such policies, including provision for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the closed block inure to the benefits of the holders of policies included in the closed block. Closed block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the closed block, in accordance with their terms. If the assets allocated to the closed block, the investment cash flows from those assets and the revenues from the policies included in the closed block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the closed block, the Company will be required to make such payments from its general funds. See Note 7.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 14 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $84.8 million and $432.1 million and commercial mortgage loans held for sale in the amount of $520.9 million and $280.1 million at December 31, 2000 and 1999, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans on an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value as is the case of other fixed maturity investments.

The Company also sells residential mortgage loans in securitization transactions, and retains servicing rights which are retained interests in the securitized loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The Company's use of derivatives is further described in Note 6. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market. Futures contracts and mortgage-backed forwards are used to hedge anticipated transactions. Futures contracts are marked to market value and settled daily. However, changes in the market value of such contracts have not qualified for inclusion in the measurements of subsequent transactions or represent hedges of items reported at fair value. Accordingly, such changes in market value are reported in net income in the period of change.

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Participating business represented approximately 34%, 34% and 36% of the Company's life insurance in force and 79%, 78% and 81% of the number of life insurance policies in force at December 31, 2000, 1999 and 1998, respectively. Participating business represented approximately 64%, 63% and 76% of life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively.

The amount of dividends to policyholders is approved annually by the Company's Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from those products are recognized as revenue when due.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized on the sale of residential mortgage loans and residential mortgage loan servicing rights.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2000, 1999 and 1998, respectively, the Company had reinsured $13.2 billion, $10.2 billion and $6.9 billion of life insurance in force, representing 9%, 7% and 5% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Premiums and other considerations:
     Direct                                                          $4,074.8      $3,990.0      $3,799.9
     Assumed                                                             24.6           4.1          62.2
     Ceded                                                             (170.1)        (56.5)        (43.7)
                                                                 ------------------------------------------
   Net premiums and other considerations                             $3,929.3      $3,937.6      $3,818.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Benefits, claims and settlement expenses:
     Direct                                                          $5,302.6      $5,296.1      $5,051.5
     Assumed                                                              1.9          (1.3)         66.0
     Ceded                                                             (157.4)        (33.9)        (28.5)
                                                                 ------------------------------------------
   Net benefits, claims and settlement expenses                      $5,147.1      $5,260.9      $5,089.0
                                                                 ==========================================

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The
Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property  and  equipment  includes  home office  properties,  related  leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):
                                                             December 31
                                                         2000           1999
                                                     ---------------------------

   Property and equipment                                $846.3        $777.2
   Accumulated depreciation                              (375.1)       (319.3)
                                                     ---------------------------
   Property and equipment, net                           $471.2        $457.9
                                                     ===========================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):
                                                            December 31
                                                        2000           1999
                                                     ---------------------------

   Goodwill                                             $137.9        $176.6
   Other intangibles                                       0.3          21.7
                                                     ---------------------------
                                                         138.2         198.3
   Accumulated amortization                              (44.1)        (45.8)
                                                     ---------------------------
   Total goodwill and other intangibles, net           $  94.1        $152.5
                                                     ===========================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value at each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparative purposes. Impairment (recovery) of mortgage loan servicing rights was $(0.5) million, $(53.2) million and $51.9 million in 2000, 1999 and 1998, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders, which would not be applicable to a mutual holding company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                         $252.6       $(1,037.9)    $(531.8)
   Adjustment for realized gains (losses) on available-for-sale securities included in net income
                                                                      (29.4)          189.9       240.2
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                     $223.2       $  (848.0)    $(291.6)
                                                                 ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Reclassifications have been made to the 1998 and 1999 consolidated financial statements to conform to the 2000 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. In June 2000, the FASB issued Statement No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities an amendment of FASB Statement No. 133 which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. Derivatives not used in hedging



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

activities must be adjusted to fair value through earnings. The Company adopted SFAS 133 effective January 1, 2001. The Company evaluated the effect implementation would have on its reported results of operations and financial position, based on derivatives holdings and market conditions as of December 31, 2000. That evaluation indicated that the implementation of SFAS 133 would not have had a material impact on the results of operations and financial position as of and for the year ended December 31, 2000.

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.

In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualization and Formation of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The effective date for adoption of SOP 00-3, with retroactive application and restatement of all previously issued financial statements, is for fiscal years beginning after December 15, 2000, however, early adoption is encouraged by the Accounting Standards Executive Committee. The Statement provides guidance on accounting by insurance companies for demutualization and the formation of mutual insurance holding companies. The Statement specifies that closed block assets, liabilities, revenues and expenses should be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. The Statement also provides guidance regarding: accounting for predemutualization participating contracts, establishment of a policyholder dividend obligation for earnings that relate to the closed block, but do not inure to stockholders, if applicable, accounting for participating policies sold outside the closed block, accounting for expenses related to a demutualization and the formation of an MIHC, accounting for retained earnings and other comprehensive income and accounting for a distribution from an MIHC to its members. The Company early adopted SOP 00-3 during 2000, and financial statements for all periods presented have been reclassified to reflect the guidance set forth in SOP 00-3. See Note 7.


2. Related Party Transactions

The Company and its direct parent, Principal Financial Services, Inc. ("Principal Financial Services"), are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to Principal Financial Services in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




2. Related Party Transactions (continued)

Principal Financial Services to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from Principal Financial Services of $843.6 million and $284.4 million at December 31, 2000 and 1999, respectively.


3. Mergers, Acquisitions and Divestitures

On December 21, 2000, the Company entered into an agreement to dispose of the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain. The transaction is expected to be completed in the first quarter of 2001, after which the Company will have no business operations in Spain. In 2000, the consolidated financial statements included $222.7 million in assets, $49.4 million in revenues and $(1.2) million of pretax losses related to these operations.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000 and $164.6 million for the year ended December 31, 1999.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17.0 million and $11.6 million, respectively.

Effective April 1, 1998, the Company transferred substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170.0 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419.0 million, $883.3 million and $(26.1) million, respectively, for the transferred business. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Mergers, Acquisitions and Divestitures (continued)

During 1998, various acquisitions were made by the Company at purchase prices aggregating $224.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $458.8 million and $58.3 million, respectively.

During 1998, various divestitures were made by the Company at selling prices aggregating $117.9 million and $15.3 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $151.6 million in assets, $205.7 million in revenues and $19.8 million of pretax losses related to these subsidiaries.

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $84.9 million.

4. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2000 and 1999, are as follows (in millions):

                                                                    Gross           Gross
                                                                 Unrealized      Unrealized         Fair
                                                    Cost            Gains          Losses          Value
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------
   December 31, 2000 Fixed maturities:
     United States Government and
        agencies                                   $    23.2         $  0.1         $  0.2          $    23.1
     Foreign governments                               692.8           25.0            5.3              712.5
     States and political subdivisions                 287.4           12.5            4.2              295.7
     Corporate - public                              8,795.2          216.5          129.3            8,882.4
     Corporate - private                             9,807.6          208.9          206.0            9,810.5
     Mortgage-backed and other asset-backed
       securities                                    6,244.2          208.0           34.3            6,417.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $25,850.4         $671.0         $379.3          $26,142.1
                                               ===============================================================
                                               ===============================================================
   Total equity securities                         $   773.9         $190.6         $254.2          $   710.3
                                               ===============================================================
                                               ===============================================================

   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                   $   163.6         $    -         $  1.7          $   161.9
     Foreign governments                               820.1           18.7           15.1              823.7
     States and political subdivisions                 176.1            1.3            9.9              167.5
     Corporate - public                              5,425.4           74.4          140.6            5,359.2
     Corporate - private                            11,474.5          106.7          363.0           11,218.2
     Mortgage-backed and other asset-backed
       securities                                    5,832.2           12.6          133.9            5,710.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $23,891.9         $213.7         $664.2          $23,441.4
                                               ===============================================================
   Total equity securities                         $   720.8         $176.3         $ 32.9          $   864.2
                                               ===============================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 2000, by expected maturity, are as follows (in millions):

                                                                                  Cost         Fair Value
                                                                              -------------------------------
                                                                              -------------------------------

   Due in one year or less                                                       $  1,111.7      $ 1,099.4
   Due after one year through five years                                           9,727.5         9,726.9
   Due after five years through ten years                                          5,135.9         5,213.5
   Due after ten years                                                             3,631.1         3,684.4
                                                                              -------------------------------
                                                                              -------------------------------
                                                                                  19,606.2        19,724.2
   Mortgage-backed and other asset-backed securities                               6,244.2         6,417.9
                                                                              -------------------------------
                                                                              -------------------------------
   Total                                                                         $25,850.4       $26,142.1
                                                                              ===============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                          Year ended December 31
                                                                   2000           1999           1998
                                                               ---------------------------------------------

   Fixed maturities, available-for-sale                           $1,856.5      $1,711.1        $1,587.5
   Equity securities, available-for-sale                              67.5          46.1            31.6
   Mortgage loans                                                  1,005.0       1,111.1         1,143.0
   Real estate                                                       171.0         187.5           143.2
   Policy loans                                                       55.1          50.2            50.9
   Cash and cash equivalents                                          69.9          20.9             8.8
   Other                                                              43.3          43.3           108.1
                                                               ---------------------------------------------
                                                               ---------------------------------------------
                                                                   3,268.3       3,170.2         3,073.1

   Less investment expenses                                         (152.8)       (124.4)         (139.3)
                                                               ---------------------------------------------
                                                               ---------------------------------------------
   Net investment income                                          $3,115.5      $3,045.8        $2,933.8
                                                               =============================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                            Year ended December 31
                                                                      2000          1999           1998
                                                                  -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  28.9       $  31.2        $ 61.4
     Gross losses                                                     (155.0)       (125.4)        (33.5)
   Equity securities, available-for-sale:
     Gross gains                                                        84.2         408.7         341.7
     Gross losses                                                       (3.9)        (25.7)        (38.8)
   Mortgage loans                                                        8.6          (8.9)          6.3
   Real estate                                                          82.3          56.4         120.6
   Other                                                               106.7         120.3           8.1
                                                                  -------------------------------------------
   Net realized capital gains                                        $ 151.8       $ 456.6        $465.8
                                                                  ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.5 billion, $5.5 billion and $2.8 billion in 2000, 1999 and 1998 respectively. Of the 2000, 1999 and 1998 proceeds, $2.6 billion, $3.8 billion and $2.2 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2.0 million, $2.1 million and $23.0 million and gross losses of $40.1 million, $60.3 million and $7.0 million in 2000, 1999 and 1998, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $21.9 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Net unrealized gains and losses on fixed maturities, available-for-sale         $284.3       $(437.6)
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      (63.9)        206.1
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                              (43.2)         79.4
     Unearned revenue reserves                                                        2.9         (12.3)
   Provision for deferred income (taxes) tax benefit                                (59.0)         62.3
                                                                               -----------------------------
   Net unrealized gains and losses on available-for-sale securities                $121.1       $(102.1)
                                                                               =============================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 2000 and 1999, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                              Property Type Distribution
                                     December 31                                          December 31
                                   2000        1999                                     2000       1999
                                -----------------------                              -----------------------

   New England                       5%          5%       Office                         30%        31%
   Middle Atlantic                  15          14        Retail                         34         33
   East North Central                9          10        Industrial                     31         32
   West North Central                4           5        Apartments                      4          3
   South Atlantic                   24          25        Hotel                           1          1
   East South Central                4           3        Mixed use/other                 1          1
   West South Central                8           7        Valuation allowance            (1)        (1)
   Mountain                          6           5
   Pacific                          26          27
   Valuation allowance              (1)         (1)


Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                    December 31
                                                                           2000        1999        1998
                                                                        ------------------------------------

   Balance at beginning of year                                            $117.8      $113.0      $121.4
   Provision for losses                                                       5.4         9.2         7.3
   Releases due to write-downs, sales and foreclosures                      (12.8)       (4.4)      (15.7)
                                                                        ------------------------------------
   Balance at end of year                                                  $110.4      $117.8      $113.0
                                                                        ====================================

The Company was servicing approximately 582,000 and 555,000 residential mortgage loans with aggregate principal balances of approximately $55,987.4 million and $51,875.5 million at December 31, 2000 and 1999, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $343.8 million and $334.0 million at December 31, 2000 and 1999, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company's mortgage banking segment created a special purpose entity to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells residential mortgage loans to the special purpose entity, where they are warehoused until sold to the final investor. A maximum of $1 billion may be warehoused by the special purpose entity at any given time. Through December 31, 2000, $5,340.8 million of loans had been sold to the special purpose entity and $688.2 million was warehoused by the special purpose entity at December 31, 2000. The Company remains the servicer of the mortgage loans and also performs secondary marketing, accounting and various administrative functions on behalf of the special purpose entity. The special purpose entity is owned by unaffiliated equity certificate holders and thus, is not consolidated with the Company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

In  October  2000,  the  Company's   mortgage   banking  unit  also  created  an
unconsolidated qualifying special purpose entity ("QSPE") to provide an off-balance sheet source of funding for up to $250 million of qualifying delinquent mortgage loans. The Company sells qualifying delinquent loans to the QSPE, which then pledges the loans to secure its borrowings from a Delaware business trust. The trust funds its loan to the QSPE by selling participations certifications to commercial paper conduit purchasers. Mortgage loans remain in the QSPE until they are processed through claims, reinstated or paid off. The Company is retained as the servicer on the mortgage loans and also performs accounting and various administrative functions on behalf of the QSPE. The Company's retained interest in the mortgage loans of $10.2 million is classified as other assets in the consolidated statements of financial position.

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                           December 31
                                                       2000           1999
                                                    ----------------------------

   Investment real estate                            $   813.4      $1,339.6
   Accumulated depreciation                             (117.1)       (161.0)
                                                    ----------------------------
                                                         696.3       1,178.6
   Properties held for sale                              695.4       1,033.4
                                                    ----------------------------
   Real estate, net                                   $1,391.7      $2,212.0
                                                    ============================

Included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $612.1 million and $760.1 million at December 31, 2000 and 1999, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $71.5 million and $76.8 million at December 31, 2000 and 1999, respectively.


5. Securitization Transactions

Commercial Mortgage Loans

During 2000 and 1999, the Company sold commercial mortgage loans in securitization transactions. In each of those securitizations, the Company retained primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

In  2000,  the  Company   recognized   pretax  gains  of  $0.7  million  on  the
securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed during the year included a cumulative default rate between five and eight percent. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13 and 25 percent. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2000, the fair values of retained interests related to the securitizations of commercial mortgage loans were $65.2 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2000 as a result of these assumptions were not significant.

Residential Mortgage Loans

During 2000 and 1999, the Company sold residential mortgage loans in securitization transactions. In those securitizations, the Company retained servicing responsibilities and subordinated interests. The Company receives annual servicing fees approximating 0.4 percent of the outstanding balance and rights to future cash flows arising after the investors have received the return for which they have contracted. The investors have no recourse to the Company's other assets for failure of debtors to pay when due. The Company's retained interests are subordinate to the investor's interests. Their value is subject to prepayment and interest rate risks on the transferred assets.

In  2000,  the  Company   recognized   pretax  gains  of  $9.4  million  on  the
securitization of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of securitization resulting from securitizations completed in 2000 were as follows:

               Weighted average life (years)                              6.87
               Prepayment speed                                          11.81%
               Static yield to maturity discount rate                    10.74%


Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

At December 31, 2000, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows ($ in millions):

           Fair value of retained interests                        $1,193.4
           Expected weighted average life (in years)                    6.7
           Prepayment speed                                           12.43%
           Decrease in fair value of 10% adverse change            $   45.7
           Decrease in fair value of 20% adverse change            $   87.1
           Static yield to maturity discount rate                      9.44%
           Decrease in fair value of 10% adverse change            $   73.8
           Decrease in fair value of 20% adverse change            $  147.7

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in change in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

The table below summarizes cash flows received from and paid to securitizations trusts for the year ended December 31, 2000 (in millions):

           Proceeds from new securitizations                        $9,624.5
           Servicing fees received                                     237.5
           Other cash flows received on retained interests              29.4


6. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts represent the extent of the Company's involvement.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a fixed rate liability. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately four years at December 31, 2000 and five years at December 31, 1999. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated fixed rate assets and liabilities into U.S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 2000, the Company had various foreign currency exchange agreements with maturities ranging from 2001 to 2019. At December 31, 1999, such maturities ranged from 2000 to 2018. The average unexpired term of the swaps was approximately five years at December 31, 2000 and six years at December 31, 1999.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, interest rate futures, and treasury rate guarantees. Such futures contracts are marked to market and settled daily.

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company has committed to originate approximately $695.2 million and $372.0 million of residential mortgage loans at December 31, 2000 and 1999, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors, futures contracts and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.

With regard to its international operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so and it uses foreign currency forwards, foreign currency sways and interest rate swaps to hedge the resulting currency risk.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                      --------------------------

   Notional amounts of derivative instruments
   Foreign currency swaps                               $ 2,745.0      $ 1,571.5
   Interest rate floors                                   2,450.0        5,550.0
   Interest rate swaps                                    2,391.5        1,298.5
   Mortgage-backed forwards and options                   1,898.3        1,546.7
   Swaptions                                                697.7          469.7
   Call options                                              30.0           30.0
   U.S. Treasury futures                                    183.2          287.6
   Currency forwards                                         39.4           13.0
   Treasury rate guarantees                                  60.0            -
                                                      --------------------------
                                                      --------------------------
   Total notional amounts at end of year                $10,495.1      $10,767.0
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

                                                               December 31
                                                           2000            1999
                                                      --------------------------
   Credit exposure of derivative instruments
   Foreign currency swaps                                 $ 45.3         $ 69.2
   Interest rate floors                                     20.0           15.1
   Interest rate swaps                                      14.1           21.6
   Mortgage-backed forwards and options                      -              6.0
   Swaptions                                                11.8            8.7
   Call options                                             12.3           19.0
   Currency forwards                                         5.5            -
                                                      --------------------------
                                                      --------------------------
   Total credit exposure at end of year                   $109.0         $139.6
                                                      ==========================


7. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                              December 31
                                                          2000           1999
                                                      --------------------------
   Assets
   Fixed maturities available-for-sale                   $2,182.2      $1,781.7
   Mortgage loans                                           919.4       1,035.9
   Policy loans                                             770.0         752.1
   Other investments                                          1.3           1.2
                                                     ---------------------------
   Total investments                                      3,872.9       3,570.9

   Cash and cash equivalents                                 22.7          23.9
   Accrued investment income                                 72.4          62.9
   Deferred policy acquisition costs                        524.7         639.1
   Premiums due and other receivables                        14.7          20.6
                                                      --------------------------
                                                         $4,507.4      $4,317.4
                                                      ==========================
   Liabilities
   Future policy benefits and claims                     $5,032.4      $4,864.3
   Other policyholder funds                                 406.9         405.8
   Other liabilities                                        108.5         124.5
                                                      --------------------------
                                                         $5,547.8      $5,394.6
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Closed Block (continued)

                                                                               Year ended December 31
                                                                               2000             1999
                                                                         -----------------------------------
   Revenues and expenses
   Premiums and other considerations                                          $ 752.5          $ 764.4
   Net investment income                                                        289.9            269.3
   Other income (expense)                                                        (5.0)            (2.0)
   Benefits, claims and settlement expenses                                    (601.2)          (614.5)
   Dividends to policyholders                                                  (307.7)          (295.9)
   Operating expenses                                                           (77.8)          (110.6)
                                                                         -----------------------------------
   Contribution from Closed Block (before income taxes)                       $  50.7          $  10.7
                                                                         ===================================

As described in Note 1, the formation of the closed block required an actuarial calculation including expectations of future earnings related to policies in the closed block. Subsequent to formation, cumulative actual earnings in excess of cumulative expected earnings (which are not revised in future periods) are required to be recorded as a policyholder dividend obligation. From date of formation through December 31, 2000, cumulative actual earnings have been less than cumulative expected earnings, and the resulting negative policyholder dividend obligation balance has not been recognized.


8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2000, 1999 and 1998 are as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $1,430.9      $1,104.7       $1,057.5
   Cost deferred during the year                                       263.6         253.8          229.1
   Amortized to expense during the year                               (238.6)       (173.7)        (219.0)
   Effect of unrealized (gains) losses                                (122.6)        246.1           37.1
                                                                 ------------------------------------------
   Balance at end of year                                           $1,333.3      $1,430.9       $1,104.7
                                                                 ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                     ---------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                    $14,779.6     $15,935.5
     U.S. funding agreements                                772.1         742.9
     International funding agreements backing
       medium-term notes                                  2,475.3       1,139.0
     Other investment-type contracts                      2,537.0       3,117.1
                                                     ---------------------------
   Total liabilities for investment-type contracts       20,564.0      20,934.5

   Liabilities for individual annuities                   2,442.7       2,522.3
   Universal life and other reserves                      1,293.5       1,063.0
                                                      --------------------------
   Total contractholder funds                           $24,300.2     $24,519.8
                                                      ==========================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give us a minimum notice period.

The following table presents GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                         December 31, 2000
                                ------------------------------------
                                ------------------------------------
                                   Guaranteed
                                   Investment    Funding Agreements
                                   Contracts
                                ------------------------------------

   Less than 30 days notice          $       -         $      -
   30 to 89 days notice                  284.6            100.6
   90 to 180 days notice                 456.8            226.2
   More than 180 days notice                 -            150.9
   No active put provision*              426.7               -
   No put provision                   13,611.5          2,769.7
                                ------------------------------------
                                ------------------------------------
   Total                             $14,779.6         $3,247.4
                                ====================================

   * Contracts under an initial lock-out period, but which will become puttable with 90 days notice at some time in the future.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



9. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2.0 billion program, which was expanded to $4.0 billion in 2000, under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 2000, the contractual maturities were 2002 - $164.3 million; 2003 - $476.6 million; 2004 - $424.9 million; and thereafter - $1,409.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $  721.7      $  641.4       $  770.3

   Incurred:
     Current year                                                    1,788.1       1,872.2        1,921.8
     Prior years                                                       (17.8)         (6.2)         (13.8)
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total incurred                                                    1,770.3       1,866.0        1,908.0

   Reclassification for subsidiary merger
     (see Note 3)                                                        -             -            154.9
   Payments:
     Current year                                                    1,447.3       1,466.3        1,523.1
     Prior years                                                       339.7         319.4          358.9
                                                                 ------------------------------------------
   Total payments                                                    1,787.0       1,785.7        2,036.9
                                                                 ------------------------------------------

   Balance at end of year:
     Current year                                                      340.8         405.9          348.7
     Prior years                                                       364.2         315.8          292.7
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total balance at end of year                                     $  705.0      $  721.7       $  641.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.8 million, $6.2 million, and $13.8 million to the December 31, 1999, 1998 and 1997 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2000, 1999 and 1998, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


10. Debt

Short-term debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $926.9 million. In addition, short-term debt consists of commercial paper and outstanding balances on credit facilities with various banks. At
December 31, 2000, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $725.0 million. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of long-term debt as of December 31, 2000 and December 31, 1999 are as follows (in millions):

                                                           December 31
                                                      2000           1999
                                                  ------------------------------

     7.875% surplus notes payable, due 2024           $198.9         $199.0
     8% surplus notes payable, due 2044                 99.1           98.8
     Non-recourse mortgages and notes payable          149.8          335.2
     Other mortgages and notes payable                 224.5          201.2
                                                  ------------------------------
     Total long-term debt                             $672.3         $834.2
                                                  ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

On March 10, 1994, the Company issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2000, 1999 and 1998, interest of $24.0 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2000 range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%. Outstanding principal balances as of December 31, 1999 range from $0.6 million to $38.3 million per development with interest rates generally ranging from 6.4% to 9.3%.

At December 31, 2000, future annual maturities of the long-term debt are as follows (in millions):

   2001                                                $118.9
   2002                                                  94.6
   2003                                                   8.6
   2004                                                   2.9
   2005                                                   3.0
   Thereafter                                           444.3
                                                   --------------
   Total future maturities of the long-term debt       $672.3
                                                   ==============



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

Cash paid for interest for 2000, 1999 and 1998 was $42.0 million, $95.5 million and $96.9 million, respectively. These amounts include interest paid on taxes during these years.


11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                 Year ended December 31
                                           2000          1999          1998
                                       -----------------------------------------
   Current income taxes:
     Federal                               $195.2       $  84.1       $ (80.5)
     State and foreign                       12.2          12.6          10.2
     Net realized capital gains              29.6         162.3         106.7
                                       -----------------------------------------
   Total current income taxes               237.0         259.0          36.4
   Deferred income taxes                     11.8          64.5           7.2
                                       -----------------------------------------
   Total income taxes                      $248.8        $323.5       $  43.6
                                       =========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                    Year ended December 31
                                               2000          1999          1998
                                           -------------------------------------

   Statutory corporate tax rate                 35%           35%           35%
   Dividends received deduction                 (5)           (3)           (4)
   Interest exclusion from taxable income       (1)            -            (1)
   Resolution of prior year tax issues           -             -           (20)
   Other                                        (1)           (3)           (4)
                                           -------------------------------------
   Effective tax rate                           28%           29%            6%
                                          ======================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Income Taxes (continued)

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 181.1       $ 241.7
     Deferred policy acquisition costs                                             (360.1)       (358.7)
     Net unrealized losses (gains) on available for sale securities                 (59.1)         91.4
     Mortgage loan servicing rights                                                (206.3)       (209.7)
     Other                                                                           52.3         (24.0)
                                                                               -----------------------------
                                                                                  $(392.1)      $(259.3)
                                                                               =============================

At December 31, 2000 and 1999, respectively, the Company's net deferred tax liability is comprised of international net deferred tax assets of $6.9 million and $6.0 million which have been included in other assets and $399.0 million and $265.3 million of U.S. net deferred tax liabilities which have been included in deferred income taxes in the statements of financial position.

The Internal Revenue Service ("the Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $131.9 million in 2000, $275.6 million in 1999 and $300.0 million in 1998.


12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

providing service to the Company. The Company's funding policy is to deposit an amount within the range of GAAP net periodic postretirement cost and the sum of actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Change in benefit obligation
Benefit obligation at beginning of year           $  (732.5)   $  (827.3)     $(700.5)       $(227.9)   $(206.3)   $(213.7)
Service cost                                          (35.0)       (42.2)       (33.8)         (10.4)     (10.9)     (12.1)
Interest cost                                         (57.5)       (55.1)       (49.3)         (19.0)     (14.1)     (15.9)
Actuarial gain (loss)                                  (2.7)       163.4        (79.7)           3.7       (3.5)      20.5
Benefits paid                                          30.4         28.7         36.0            -          6.9       14.9
Other                                                   -            -            -             31.8        -          -
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Benefit obligation at end of year                 $  (797.3)   $  (732.5)     $(827.3)       $(221.8)   $(227.9)   $(206.3)
                                                 ============ ============ ============    ========== ========== ===========

Change in plan assets
Fair value of plan assets at beginning of year     $1,059.8    $   992.9      $ 980.1        $ 345.5    $ 325.7    $ 300.2
Actual return on plan assets                           75.1         90.1         23.3           13.7        5.4       14.6
Employer contribution                                  10.9          5.5         25.5           18.6       21.3       25.8
Benefits paid                                         (30.4)       (28.7)       (36.0)         (18.0)      (6.9)     (14.9)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Fair value of plan assets at end of year          $ 1,115.4    $ 1,059.8      $ 992.9        $ 359.8    $ 345.5    $ 325.7
                                                 ============ ============ ============    ========== ========== ===========

Funded status                                     $   318.1    $   327.3      $ 165.6        $ 138.0    $ 117.6    $ 119.4
Unrecognized net actuarial gain                      (194.2)      (215.5)       (38.2)         (19.4)     (46.3)     (70.3)
Unrecognized prior service cost                         9.2         10.9         12.6          (29.8)       -          -
Unamortized transition obligation (asset)             (14.2)       (25.7)       (37.2)           0.3        4.7        7.8
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Other assets - prepaid benefit cost               $   118.9   $     97.0      $ 102.8       $   89.1   $   76.0   $   56.9
                                                 ============ ============ ============    ========== ========== ===========



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Weighted-average assumptions as of December 31
Discount rate                                       8.00%        8.00%        6.75%          8.00%      8.00%      6.75%

Components of net periodic benefit cost
Service cost                                     $     35.0   $     42.2       $  33.8      $   10.4   $  10.9     $  12.1
Interest cost                                          57.5         55.1          49.3          19.0      14.1        15.9
Expected return on plan assets                        (81.3)       (76.0)        (74.4)        (25.1)    (23.7)      (16.1)
Amortization of prior service cost                      1.7          1.7           1.7           -         -           -
Amortization of transition (asset) obligation         (11.5)       (11.5)        (11.5)          2.3       3.7         3.3
Recognized net actuarial loss (gain)                  (12.5)        (0.3)         (8.3)         (1.1)     (2.3)       (1.8)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Net periodic benefit cost (income)                $   (11.1)  $     11.2      $   (9.4)    $     5.5  $    2.7     $  13.4
                                                 ============ ============ ============    ========== ========== ===========

Effective January 1, 2000, the Company amended the method in determining postretirement health benefit plan and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 2000, 1999 and 1998. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% to 5.9% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 9.3%, 8.0% and 8.1% for 2000, 1999 and 1998, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 13.9% in 2000 and declines to an ultimate rate of 6% in 2010. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                                  1-Percentage-Point    1-Percentage-Point
                                                                       Increase              Decrease
                                                                 --------------------  -------------------
   Effect on total of service and interest cost
     components
                                                                       $  7.4                  $ (5.5)
   Effect on accumulated postretirement benefit
     obligation
                                                                         47.7                   (38.6)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,500 in 2000 and $10,000 in 1999 and 1998. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2000, and 2% of the participant's compensation in 1999 and 1998. The Company contributed $16.0 million in 2000 and $11.0 million in both 1999 and 1998 to these defined contribution plans.


13. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $292.5 million in 2000, $356.8 million in 1999 and $362.4 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                           Held for         Held for        Total Rental
                                                             Sale         Investment        Commitments
                                                         ---------------------------------------------------

   2001                                                     $ 85.4          $ 87.8            $  173.2
   2002                                                       80.4            80.4               160.8
   2003                                                       72.5            66.2               138.7
   2004                                                       63.9            56.0               119.9
   2005                                                       54.2            46.1               100.3
   Thereafter                                                168.2           308.6               476.8
                                                         ---------------------------------------------------
                                                         ---------------------------------------------------
   Total future minimum lease receipts                      $524.6          $645.1            $1,169.7
                                                         ===================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $66.3 million in 2000, $78.5 million in 1999 and $60.8 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2001                                                               $ 35.6
   2002                                                                 27.2
   2003                                                                 19.0
   2004                                                                 13.2
   2005                                                                  4.7
   Thereafter                                                            9.4
                                                                     --------
                                                                       109.1
   Less future sublease rental income on these noncancelable leases      1.1
                                                                     --------
   Total future minimum lease payments                                $108.0
                                                                     ========

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. The proposed settlement is subject to court approval and therefore is not yet final. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. However, the range of any additional cost related to the settlement cannot presently be reasonably estimated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.


14. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Fair Value of Financial Instruments (continued)

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999, are as follows (in millions):

                                                        2000                              1999
                                            ------------------------------   -------------------------------
                                            Carrying Amount     Fair            Carrying         Fair
                                                                Value            Amount          Value
                                            ------------------------------   -------------------------------
   Assets (liabilities)

   Fixed maturities (see Note 4)               $ 26,142.1      $ 26,142.1       $ 23,441.4     $ 23,441.4
   Equity securities (see Note 4)                   710.3           710.3            864.3          864.3
   Mortgage loans                                11,325.8        11,575.0         13,332.2       13,200.0
   Policy loans                                     803.6           803.6            780.5          780.5
   Other investments                                413.0           413.0            466.2          466.2
   Cash and cash equivalents                        998.6           998.6            385.5          385.5
   Accrued investment income                        530.4           530.4            471.3          471.3
   Mortgage loan servicing rights                 1,084.4         1,193.5          1,081.0        1,288.0
   Investment-type insurance contracts
                                                (22,818.6)      (22,688.9)       (24,072.5)     (23,322.6)
   Short-term debt                               (1,339.9)       (1,339.9)          (348.8)        (348.8)
   Long-term debt                                  (672.3)         (649.8)          (834.2)        (767.4)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company has identified the following changes in prescribed statutory accounting practices as those that will have the most significant impact on its statutory-basis financial statements:

o Deposit-type funds related to both the Company's general account and its separate accounts will no longer be reported in the statutory statement of operations as revenues, but rather will be reported directly to an appropriate policy reserve account, a treatment of deposit-type funds that is similar to that under GAAP. This will have the effect of decreasing total statutory revenues and total statutory expenses of the Company, with no effect to statutory net income or statutory surplus.

o Undistributed income from subsidiaries will no longer be reported as a component of statutory net investment income, but rather will be classified as statutory unrealized capital gains and losses. This will have the effect of decreasing the Company's total statutory revenues, with a related effect on statutory net income; however, it will have no effect on statutory surplus.

o Deferred income tax assets and/or liabilities will be recognized. This will have the effect of increasing the Company's total statutory assets or statutory liabilities to the extent it has such deferred income tax assets or liabilities and will have a corresponding effect on the Company's statutory surplus.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information (continued)

Management believes the net impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant. Insurance regulators, accountants, and the insurance industry continue work to finalize interpretations of the Codification. The ongoing implementation work could cause changes to final interpretations that could ultimately have an adverse effect on the Company's statutory surplus or statutory net income.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company meets the RBC requirements.

Under Iowa law, the Company may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Insurance Commissioner of the State of Iowa to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 2000 statutory results, the Company could pay approximately $760.9 million in stockholder dividends in 2001 without exceeding the statutory limitation.

In 2000, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments. Total stockholder dividends to its parent company in 2000 were $542.6 million.

In 1999, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends to its parent company in 1999 were $449.0 million.

In 1998, the Company notified the Insurance Commissioner of the State of Iowa in advance of dividend payments. Total stockholder dividends to its parent company in 1998 were $200.0 million.

The following summary reconciles the Company's assets and stockholder's equity at December 31, 2000, 1999 and 1998, and net income for the years ended December 31, 2000, 1999 and 1998, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



15. Statutory Insurance Financial Information (continued)

                                                                                 Stock-holder's
                                                                                   Equity
                                                                      Assets                  Net Income
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   December 31, 2000
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $75,573.4      $3,356.4     $912.6
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              375.3         375.3        -
     Other investment adjustments                                      2,760.2         590.3     (137.7)
     Adjustments to insurance reserves and policyholder dividends
                                                                         (73.9)       (187.0)      26.3
     Deferral of policy acquisition costs                              1,295.5       1,295.5        8.8
     Surplus note reclassification as debt                                 -          (298.0)       -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -          (138.3)     (26.6)
     Other - net                                                         324.5         306.0     (141.8)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $80,255.0      $5,300.2     $641.6
                                                                   =========================================

   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,017.7     $3,151.9      $713.7
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (356.8)      (356.8)        -
     Other investment adjustments                                      2,093.3        994.4         9.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (124.6)      (235.5)       15.1
     Deferral of policy acquisition costs                              1,409.3      1,409.3        68.3
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33.0        18.2
     Other - net                                                         277.1        252.5       (15.4)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $79,316.0     $4,951.0      $809.7
                                                                   =========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096.1     $3,031.5      $511.4
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              996.9        996.9         -
     Other investment adjustments                                      1,620.7      1,080.9       176.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (169.5)      (191.6)      (55.8)
     Deferral of policy acquisition costs                              1,104.7      1,104.7         -
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (474.2)      164.9
     Other - net                                                         294.4        219.0      (102.0)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $73,943.3     $5,469.4      $695.3
                                                                   =========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations

The Company's international operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects an increase of $27.0 million, and decreases of $31.1 million and $18.3 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 2000, 1999 and 1998.

The Company evaluates performance of its businesses on operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services and net realized capital gains credited to customers. Operating earnings is determined by adjusting GAAP net income for net realized capital gains and losses and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, operating earnings is not a substitute for net income determined in accordance with GAAP.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for litigation and (b) expenses related to the development of a plan of demutualization.

In 1998, the Company excluded $107.2 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included: (1) the positive effects of (a) the Company's release of tax reserves and related accrued interest and (b) accounting changes by the Company's international operations and (2) the negative effects of (a) expenses related to the corporate structure change to a mutual insurance holding company, see "Reorganization" in Note 1, and related adjustments for changes in amortization assumptions for deferred policy acquisition costs and (b) a contribution related to permanent endowment of the Principal Financial Group Foundation.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations (continued)

The following table summarizes selected information by geographic region as of or for the year ended December 31 (in millions):

                                                          United
                                                          States          International       Consolidated
                                                      -------------------------------------------------------
   2000
   Total revenues                                        $ 8,173.1         $  238.0            $ 8,411.1
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   663.9         $  (22.2)           $   641.7
     Net realized capital gains (losses), as adjusted
                                                              99.3              1.6                100.9
     Non-recurring items                                    (101.0)             -                 (101.0)
                                                      -------------------------------------------------------
   Net income (loss)                                     $    662.2        $   (20.6)          $   641.6
                                                      =======================================================

   Assets                                                $79,574.4         $  680.6            $80,255.0
                                                      =======================================================

   1999
   Total revenues                                        $ 8,293.1         $  272.9            $ 8,566.0
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   522.3         $   (33.0)          $   489.3
     Net realized capital gains (losses), as adjusted
                                                             314.4              6.0                320.4
     Non-recurring items                                       -                -                    -
                                                      -------------------------------------------------------
   Net income (loss)                                     $   836.7         $   (27.0)          $   809.7
                                                      =======================================================

   Assets                                                $77,968.5         $1,347.5            $79,316.0
                                                      =======================================================

   1998
   Total revenues                                        $ 7,960.2         $  236.6            $ 8,196.8
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   302.8         $  (35.4)           $   267.4
     Net realized capital gains (losses), as adjusted
                                                             308.7             12.0                320.7
     Non-recurring items                                      93.9             13.3                107.2
                                                      -------------------------------------------------------
   Net income (loss)                                     $   705.4         $  (10.1)           $   695.3
                                                      =======================================================

   Assets                                                $72,703.9         $1,239.4            $73,943.3
                                                      =======================================================





                               APPENDIX

                ILLUSTRATIONS OF POLICY VALUES AND DEATH BENEFITS

The following illustrations have been prepared to help show how values under the Policies change with investment performance and differing death benefit options. The illustrations show how death benefits and values would vary over time if the return on assets held by the Accounts were uniform, gross, after tax, annual rates of 0%, 4%, 8% and 12%. The death benefits and values would be different from those shown if the return averaged 0%, 4%, 8% and 12%, but fluctuated above and below those averages during individual years. Both Death Benefit Option 1 and Death Benefit Option 2 are illustrated.

The four illustrations set out show hypothetical policies issued to males age 35 in the non-smoker rating classification. The Policies are illustrated on the basis of $1,000 planned periodic annual premium and a face amount at issue of $100,000. The first and third illustrations show the selection of Death Benefit Option 1; the second and fourth, Death Benefit Option 2.

The illustrations reflect all of the contract charges. Each illustration reflects the surrender charges and the premium expense charge which consists of a 5% sales load and a charge for state premium taxes of 2%. The first two illustrations reflect the Company's current administration charge of $4.75 per month and current cost of insurance charges which are lower than the guaranteed maximum cost of insurance charges based on the 1980 CS0 Mortality Table. The third and fourth illustrations reflect the guaranteed maximum administration charge of $5 per month and the guaranteed maximum cost of insurance charges.

The amounts shown for death benefits and values in all four illustrations reflect the fact that the net investment return on the assets held by the Divisions of the Separate Account is lower than the gross return. This is because deductions are made from the gross return to reflect the daily charge made to the Separate Account for assuming mortality and expense risks; the daily investment advisory fees incurred by the Accounts; and the direct operating expenses of the Accounts. The charge for mortality and expense risks reflected in the first two illustrations is the Company's current charge which is at an annual rate of 0.75% of the average daily assets of the Divisions. The third and fourth illustrations reflect the guaranteed mortality and expense risk charge which is at an annual rate of 0.90%. In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ending December 31, 2001. The Manager of certain Investment Accounts has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts during the year ending December 31, 2001. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue beyond 2001. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.

The four illustrations are based on the assumption that payments are made in accordance with a $1,000 annual planned periodic premium schedule, that no changes in death benefit option or face amount are made, and that no policy loans or surrenders occur. Upon request, the Company will prepare a comparable illustration reflecting the proposed insured's actual age, sex, risk classification and desired policy features.

                        PRINCIPAL LIFE INSURANCE COMPANY
                            FLEX VARIABLE LIFE                 Initial Face Amount $100,000
 PLANNED PREMIUM $1,000     MALE AGE 35 NON-SMOKER                  Death Benefit Option 1
                            ASSUMING CURRENT CHARGES

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year    Accumulated      0%          4%          8%          12%          0%          4%          8%          12%
  Policy  Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000  $    693   $     725   $     756    $     788
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460       1,555        1,652
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205       2,394        2,595
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957       3,278        3,626
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717       4,208        4,754
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482       5,183        5,986
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252       6,208        7,333
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025       7,284        8,807
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802       8,414       10,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582       9,604       12,189
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371      10,861       14,136
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167      12,188       16,279
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970      13,591       18,639
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778      15,073       21,239
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593      16,641       24,107
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412      18,299       27,272
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235      20,054       30,766
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060      21,910       34,625
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886      23,874       38,890
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713      25,955       43,610
30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223      55,067      129,714



                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated      0%           4%          8%          12%
  Policy   Premiums (1) (-1.35% Net)  (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050       $   366   $     398   $     429  $      461
     2        2,153         1,041       1,133       1,228       1,325
     3        3,310         1,697       1,878       2,067       2,268
     4        4,526         2,374       2,671       2,992       3,340
     5        5,802         3,031       3,472       3,962       4,509
     6        7,142         3,664       4,278       4,979       5,782
     7        8,549         4,273       5,088       6,045       7,169
     8       10,027         4,859       5,903       7,162       8,684
     9       11,578         5,419       6,720       8,333      10,338
    10       13,207         5,955       7,542       9,563      12,148
    11       14,917         6,472       8,371      10,861      14,136
    12       16,713         6,927       9,167      12,188      16,279
    13       18,599         7,360       9,970      13,591      18,639
    14       20,579         7,771      10,778      15,073      21,239
    15       22,657         8,160      11,593      16,641      24,107
    16       24,840         8,524      12,412      18,299      27,272
    17       27,132         8,863      13,235      20,054      30,766
    18       29,539         9,175      14,060      21,910      34,625
    19       32,066         9,459      14,886      23,874      38,890
    20       34,719         9,715      15,713      25,955      43,610
30(Age 65)   69,761         9,783      23,223      55,067     129,714



                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
 PLANNED PREMIUM $1,000         MALE AGE 35 NON-SMOKER                Initial Face Amount $100,000
                               ASSUMING CURRENT CHARGES                  Death Benefit Option 2


                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year    Accumulated      0%          4%          8%          12%          0%          4%          8%          12%
  Policy  Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000   $   693   $     725    $     756    $    788
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460        1,555       1,652
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205        2,394       2,595
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957        3,278       3,626
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717        4,208       4,754
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482        5,183       5,986
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252        6,208       7,333
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025        7,284       8,807
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802        8,414      10,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582        9,604      12,189
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371       10,861      14,136
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167       12,188      16,279
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970       13,591      18,639
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778       15,073      21,239
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593       16,641      24,107
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412       18,299      27,272
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235       20,054      30,766
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060       21,910      34,625
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886       23,874      38,890
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713       25,955      43,610
30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223       55,067     129,714






                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year    Accumulated       0%          4%          8%          12%
  Policy  Premiums (1)  (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050       $   366   $     398    $    429 $       461
     2        2,153         1,041       1,133       1,228       1,325
     3        3,310         1,697       1,878       2,067       2,268
     4        4,526         2,374       2,671       2,992       3,340
     5        5,802         3,031       3,472       3,962       4,509
     6        7,142         3,664       4,278       4,979       5,782
     7        8,549         4,273       5,088       6,045       7,169
     8       10,027         4,859       5,903       7,162       8,684
     9       11,578         5,419       6,720       8,333      10,338
    10       13,207         5,955       7,542       9,563      12,148
    11       14,917         6,472       8,371      10,861      14,136
    12       16,713         6,927       9,167      12,188      16,279
    13       18,599         7,360       9,970      13,591      18,639
    14       20,579         7,771      10,778      15,073      21,239
    15       22,657         8,160      11,593      16,641      24,107
    16       24,840         8,524      12,412      18,299      27,272
    17       27,132         8,863      13,235      20,054      30,766
    18       29,539         9,175      14,060      21,910      34,625
    19       32,066         9,459      14,886      23,874      38,890
    20       34,719         9,715      15,713      25,955      43,610
30(Age 65)   69,761         9,783      23,223      55,067     129,714



                                                            PRINCIPAL LIFE INSURANCE COMPANY
                                                                   FLEX VARIABLE LIFE
 PLANNED PREMIUM $1,000                                          MALE AGE 35 NON-SMOKER         Initial Face Amount $100,000
                                                              ASSUMING  GUARANTEED CHARGES         Death Benefit Option 1


                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)
     1    $    1,050      $100,000    $100,000    $100,000     $100,000   $      686  $    718   $     750 $       782
     2         2,153       100,000     100,000     100,000      100,000        1,355     1,446       1,540       1,637
     3         3,310       100,000     100,000     100,000      100,000        2,003     2,182       2,370       2,569
     4         4,526       100,000     100,000     100,000      100,000        2,630     2,924       3,242       3,586
     5         5,802       100,000     100,000     100,000      100,000        3,236     3,672       4,157       4,697
     6         7,142       100,000     100,000     100,000      100,000        3,818     4,423       5,117       5,908
     7         8,549       100,000     100,000     100,000      100,000        4,375     5,178       6,122       7,230
     8        10,027       100,000     100,000     100,000      100,000        4,908     5,935       7,177       8,674
     9        11,578       100,000     100,000     100,000      100,000        5,414     6,693       8,281      10,252
    10        13,207       100,000     100,000     100,000      100,000        5,893     7,450       9,439      11,976
    11        14,917       100,000     100,000     100,000      100,000        6,342     8,204      10,650      13,860
    12        16,713       100,000     100,000     100,000      100,000        6,761     8,953      11,917      15,921
    13        18,599       100,000     100,000     100,000      100,000        7,147     9,696      13,244      18,177
    14        20,579       100,000     100,000     100,000      100,000        7,498    10,431      14,631      20,649
    15        22,657       100,000     100,000     100,000      100,000        7,813    11,154      16,082      23,358
    16        24,840       100,000     100,000     100,000      100,000        8,087    11,862      17,599      26,329
    17        27,132       100,000     100,000     100,000      100,000        8,316    12,549      19,180      29,587
    18        29,539       100,000     100,000     100,000      100,000        8,494    13,209      20,828      33,164
    19        32,066       100,000     100,000     100,000      100,000        8,614    13,836      22,542      37,092
    20        34,719       100,000     100,000     100,000      100,000        8,671    14,422      24,323      41,411
 30(Age 65)   69,761       100,000     100,000     100,000      145,191        3,935    16,069      46,382     119,009

                                        Surrender Value (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
  End of
   Year     Accumulated      0%           4%          8%          12%
  Policy   Premiums (1) (-1.50% Net)  (2.50% Net) (6.50% Net)(10.50% Net)
     1    $    1,050       $   359    $     391   $     423   $     455
     2         2,153         1,028        1,119       1,213       1,310
     3         3,310        1,676        1,855        2,043       2,242
     4         4,526        2,344        2,637        2,956       3,300
     5         5,802        2,991        3,426        3,912       4,452
     6         7,142         3,613        4,219       4,912       5,704
     7         8,549        4,212        5,015        5,959       7,067
     8        10,027        4,785        5,812        7,054       8,552
     9        11,578        5,333        6,611        8,200      10,170
    10        13,207         5,852        7,409       9,398      11,935
    11        14,917         6,342        8,204      10,650      13,860
    12        16,713         6,761        8,953      11,917      15,921
    13        18,599         7,147        9,696      13,244      18,177
    14        20,579         7,498       10,431      14,631      20,649
    15        22,657         7,813       11,154      16,082      23,358
    16        24,840         8,087       11,862      17,599      26,329
    17        27,132        8,316       12,549       19,180      29,587
    18        29,539         8,494       13,209      20,828      33,164
    19        32,066         8,614       13,836      22,542      37,092
    20        34,719         8,671       14,422      24,323      41,411
 30(Age 65)   69,761         3,935       16,069      46,382     119,009


                                      PRINCIPAL LIFE INSURANCE COMPANY
                                             FLEX VARIABLE LIFE
 PLANNED PREMIUM $1,000                    MALE AGE 35 NON-SMOKER        Initial Face Amount $100,000
                                         ASSUMING GUARANTEED CHARGES        Death Benefit Option 2


                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)
     1        1,050       $100,000    $100,000    $100,000    $100,000   $ 359   $     391   $      423   $    455
     2        2,153        100,000     100,000     100,000     100,000     1,028     1,119       1,213       1,310
     3        3,310        100,000     100,000     100,000     100,000     1,676     1,855       2,043       2,242
     4        4,526        100,000     100,000     100,000     100,000     2,344     2,637       2,956       3,300
     5        5,802        100,000     100,000     100,000     100,000     2,991     3,426       3,912       4,452
     6        7,142        100,000     100,000     100,000     100,000     3,613     4,219       4,912       5,704
     7        8,549        100,000     100,000     100,000     100,000     4,212     5,015       5,959       7,067
     8       10,027        100,000     100,000     100,000     100,000     4,785     5,812       7,054       8,552
     9       11,578        100,000     100,000     100,000     100,000     5,333     6,611       8,200      10,170
    10       13,207        100,000     100,000     100,000     100,000     5,852     7,409       9,398      11,935
    11       14,917        100,000     100,000     100,000     100,000     6,342     8,204      10,650      13,860
    12       16,713        100,000     100,000     100,000     100,000     6,761     8,953      11,917      15,921
    13       18,599        100,000     100,000     100,000     100,000     7,147     9,696      13,244      18,177
    14       20,579        100,000     100,000     100,000     100,000     7,498    10,431      14,631      20,649
    15       22,657        100,000     100,000     100,000     100,000     7,813    11,154      16,082      23,358
    16       24,840        100,000     100,000     100,000     100,000     8,087    11,862      17,599      26,329
    17       27,132        100,000     100,000     100,000     100,000     8,316    12,549      19,180      29,587
    18       29,539        100,000     100,000     100,000     100,000     8,494    13,209      20,828      33,164
    19       32,066        100,000     100,000     100,000     100,000     8,614    13,836      22,542      37,092
    20       34,719        100,000     100,000     100,000     100,000     8,671    14,422      24,323      41,411
30(Age 65)   69,761        100,000     100,000     100,000     145,191     3,935    16,069      46,382     119,009




                                        Surrender Value (2)
                                    Assuming Hypothetical Gross
                                    Annual Investment Return of
 End of
  Year     Accumulated       0%           4%          8%          12%
 Policy   Premiums (1) (-1.50% Net)  (2.50% Net) (6.50% Net)(10.50% Net)
    1        1,050     $  686    $    718   $     750   $     782
    2        2,153      1,355       1,446       1,540       1,637
    3        3,310      2,003       2,182       2,370       2,569
    4        4,526      2,630       2,924       3,242       3,586
    5        5,802      3,236       3,672       4,157       4,697
    6        7,142      3,818       4,423       5,117       5,908
    7        8,549      4,375       5,178       6,122       7,230
    8       10,027      4,908       5,935       7,177       8,674
    9       11,578      5,414       6,693       8,281      10,252
   10       13,207      5,893       7,450       9,439      11,976
   11       14,917      6,342       8,204      10,650      13,860
   12       16,713      6,761       8,953      11,917      15,921
   13       18,599      7,147       9,696      13,244      18,177
   14       20,579      7,498      10,431      14,631      20,649
   15       22,657      7,813      11,154      16,082      23,358
   16       24,840      8,087      11,862      17,599      26,329
   17       27,132      8,316      12,549      19,180      29,587
   18       29,539      8,494      13,209      20,828      33,164
   19       32,066      8,614      13,836      22,542      37,092
   20       34,719      8,671      14,422      24,323      41,411
30(Age 65)  69,761      3,935      16,069      46,382     119,009

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3(T) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.
Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Policies described in the prospectus. Registrant makes the following representations:

          (1)   Section 6e-3(T)(b)(13)(iii)(F) has been relied upon.

          (2) The level of the mortality and expense risks charge is within the range of industry practice for comparable contracts.

          (3) The Registrant has concluded that there is a reasonable likelihood that the distribution financing arrangement for the Variable Life Separate Account will benefit the separate account and policyowners, and it will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

          (4) The Variable Life Separate Account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

The methodology used to support the representation made in paragraph (2) above is based upon an analysis of the mortality and expense risks charges contained in other variable life insurance policies, including scheduled and flexible premium products. Registrant undertakes to keep and make available to the Commission on request the documents used to support the representation in paragraph (2) above.

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 107 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations pursuant to Rule 6e-3(T);

     The signatures;

     Written consents of the following persons:

          Ernst & Young LLP

     The following exhibits

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions

1.A1 Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account (Filed 4/12/96)

1.A3A.a Distribution Agreement between Princor Financial Services Corporation and Principal Life Insurance Company
                    (Filed 4/12/96)

1.A3B.a             Form of Selling Agreement (Filed 4/12/96)

1.A3B.b             Registered Representative Agreement (Filed 4/12/96)

1.A3C               Schedule of sales commissions (Filed 4/12/96)

1.A5.a              Form of Flex Variable Life Policy (Filed 4/12/96)

1.A5.a.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.a.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.a.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.a.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.a.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.a.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.a.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.a.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.a.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.a.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A5.b              Form of Flex  Variable Life Policy - Unisex  Version  (Filed
                    4/12/96)

1.A5.b.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.b.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.b.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.b.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.b.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.b.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.b.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.b.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.b.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.b.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A6.a Articles of Incorporation, as Amended of Principal Life Insurance Company (Filed 4/19/99)

1.A6.b              By-laws of Principal  Life Insurance Company (Filed 4/19/99)

1.A10.a             Form of  Application  for Flex  Variable  Life Policy (Filed
                    4/12/96)

1.A10.b Form of Supplemental Application for Flex Variable Life Policy (Filed 4/12/96)

2. Opinion of consent of T. M. Hutchison, Senior Vice President and General Counsel (Filed 4/12/96)

3. No financial statements will be omitted from the prospectus pursuant to Instruction 1(b) or (c) or Part I

4.                  Not applicable

5.                  Not applicable

6.                  Consent of Ernst & Young LLP

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii) (Filed 2/28/97)

8. Powers of Attorney of Directors of Principal Life Insurance Company (Filed 4/12/96, 2/28/97, 4/13/98 and 4/19/99)

9.                  Opinion of Consent of Lisa Butterbaugh, Associate Actuary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the city of Des Moines and State of Iowa, on the 25th day of April, 2001.


                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                          By:  PRINCIPAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                  /s/ D. J. Drury
                          By ______________________________________________
                             D. J. Drury
                             Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 25, 2001
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 25, 2001
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 25, 2001
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 25, 2001
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 25, 2001
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 25, 2001
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 25, 2001
--------------------
J. B. Griswell


  (C. S. Johnson)*             Director                       April 25, 2001
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 25, 2001
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 25, 2001
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 25, 2001
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 25, 2001
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 25, 2001
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 25, 2001
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 25, 2001
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 25, 2001
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 25, 2001
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein

                                    EXHIBITS

                                  EXHIBIT INDEX


                                                                 Page Number in
                                                              Sequential Numbering
Exhibit No.               Description                      Where Exhibit Can Be Found

  1.A1        Resolution of Executive Committee                       *
              of Board of Directors of Depositor
              establishing Variable Life Separate
              Account

  1.A3A.a     Distribution Agreement Between                          *
              Depositor and Principal Underwriter

  1.A3B.a     Form of Selling Agreement                               *

  1.A3B.b     Registered Representative Agreement                     *

  1.A3C       Schedule of Sales Commissions                           *

  1.A5.a      Flex Variable Life Policy                               *

  1.A5.a.i    Cost of Living Increase Rider                           *

  1.A5.a.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.a.iii  Guaranteed Increase Option Rider                        *

  1.A5.a.iv   Accidental Death Benefit Rider                          *

  1.A5.a.v    Children Term Insurance Rider                           *

  1.A5.a.vi   Spouse Term Insurance Rider                             *

  1.A5.a.vii  Change of Insured Rider                                 *

  1.A5.a.viii Death Benefit Guarantee Rider                           *

  1.A5.a.ix   Accounting Benefit Rider                                *

  1.A5.a.x    Accelerated Benefits Rider                              *

  1.A5.b      Flex Variable Life Policy - Unisex Version              *

  1.A5.b.i    Cost of Living Increase Rider.                          *

  1.A5.b.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.b.iii  Guaranteed Increase Option Rider                        *

  1.A5.b.iv   Accidental Death Benefit Rider                          *

  1.A5.b.v    Children Term Insurance Rider                           *

  1.A5.b.vi   Spouse Term Insurance Rider                             *

  1.A5.b.vii  Change of Insured Rider                                 *

  1.A5.b.viii Death Benefit Guarantee Rider                           *

  1.A5.b.ix   Accounting Benefit Rider                                *

  1.A5.b.x    Accelerated Benefit Rider                               *

  1.A6.a      Articles of Incorporation, as Amended,                  *
              of Depositor

  1.A6.b      By-laws of Depositor                                    *

  1.A10.a     Form of Application for the Flex                        *
              Variable Life Policy

  1.A10.b     Form of Supplemental Application                        *
              For the Flex Variable Life Policy

  2           Opinion and consent of T. M. Hutchison                  *
              Senior Vice President and General Counsel

  6           Consent of Ernst & Young LLP                            15

  7           Description of Issuance, Transfer and Redemption        *
              Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii)

  8           Powers of Attorney of Directors of                      *
              Principal Life Insurance Company.

  9           Opinion and consent of Lisa Butterbaugh,                17
              Associate Actuary

* Previously Filed.
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